As filed with the Securities and Exchange
                         Commission on April 23, 2003.

                                                     Registration Nos. 333-15585
                                                                       811-04473

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                        Pre-Effective Amendment No. _                     [ ]

                       Post-Effective Amendment No. 11                    [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940

                              Amendment No. 13                            [X]

                            ------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                                  (Registrant)

                            ------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7465

                            ------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
            [ ] 60 days after filing pursuant to paragraph a of Rule 485
            [ ] on __________ pursuant to paragraph a of Rule 485
            [X] on May 1, 2003 pursuant to paragraph b of Rule 485
            [ ] immediately upon filing pursuant to paragraph b of Rule 485

         If appropriate, check the following box:
            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust

OVERTURE ENCORE!

                              CONTENTS OF FORM N-6

PART A:  INFORMATION REQUIRED IN A PROSPECTUS
Form N-6                                                    Item Heading in Prospectus

Item 1.  Front and Back Cover Pages
              (a) Front Cover Page..........................Front Cover Page
              (b) Back Cover Page...........................Last Page
Item 2.  Risk/Benefit Summary: Benefits and Risks
              (a) Contract Benefits.........................POLICY SUMMARY
              (b) Contract Risks............................         "
              (c) Portfolio Company Risks...................         "
Item 3.  Risk/Benefit Summary: Fee Table....................CHARGES TABLES
Item 4.  General Description of Registrant, Depositor and Portfolio Companies
              (a) Depositor.................................Front Cover Page (more in SAI)
              (b) Registrant................................INVESTMENT OPTIONS-Separate Account Variable Options
              (c) Portfolio Company.........................         "
              (d) Portfolio Company Prospectus..............         "; Appendix A
              (e) Voting....................................         "
Item 5.  Charges
              (a) Description...............................CHARGES TABLES; CHARGES
              (b) Portfolio Company Charges.................                 "
              (c) Incidental Insurance Charges..............N/A
Item 6.  General Description of Contracts
              (a) Contract Rights...........................POLICY SUMMARY; INVESTMENT OPTIONS
                                                            OTHER IMPORTANT POLICY INFORMATION; POLICY DISTRIBUTIONS
              (b) Contract Limitations......................                 "
              (c) Contracts or Registrant Changes...........INVESTMENT OPTIONS-Adding, Deleting or Substituting Variable
                                                            Investment Options; OTHER IMPORTANT POLICY
                                                            INFORMATION-Policy Changes
              (d) Other Benefits............................N/A
              (e) Class of Purchasers.......................OTHER IMPORTANT POLICY INFORMATION-Policy Application and Issuance
Item 7.  Premiums
              (a) Purchase Procedures.......................                 "
              (b) Premium Amount............................                 "
              (c) Premium Payment Plans.....................                 "
              (d) Premium Due Dates.........................                 "
              (e) Automatic Premium Loans...................N/A
              (f) Sub-Account Valuation.....................OTHER IMPORTANT POLICY INFORMATION-Policy Value
Item 8.  Death Benefits and Contract Values
              (a) Death Benefits............................POLICY DISTRIBUTIONS-Death Benefit
              (b) Charges and Contract Values...............CHARGES TABLES; CHARGES; OTHER
                                                            IMPORTANT POLICY INFORMATION-Policy Value
Item 9.  Surrenders, Partial Surrenders, and Partial Withdrawals
              (a) Surrender.................................POLICY DISTRIBUTIONS-Full Surrender
              (b) Partial Surrender and Withdrawal..........                 "-Partial Withdrawal
              (c) Effect of Partial Surrender and Withdrawal                            "        "
              (d) Sub-Account Allocation....................OTHER IMPORTANT POLICY INFORMATION-Policy Application
                                                            and Issuance
              (e) Revocation Rights.........................                 "-"Free Look" rights
Item 10. Loans
              (a) Availability of Loans.....................POLICY DISTRIBUTIONS-Policy Loans
              (b) Limitations...............................                 "
              (c) Interest..................................                 "
              (d) Effect on Cash Value and Death Benefit....                 "
              (e) Procedures................................                 "
Item 11. Lapse and Reinstatement
              (a) Lapse.....................................OTHER IMPORTANT POLICY INFORMATION-Lapse and Grace Period
              (b) Lapse Options.............................                 "
              (c) Effect of Lapse...........................                 "
              (d) Reinstatement.............................                 "-Reinstatement
Item 12. Taxes
              (a) Tax Consequences..........................TAX MATTERS
              (b) Effect....................................         "
Item 13. Legal Proceedings..................................OTHER IMPORTANT POLICY INFORMATION-Legal Proceedings
Item 14. Financial Statements...............................See Statement of Additional Information, below.

PART B   Information Required in a Statement of Additional Information
Form N-6 Item                                               Heading in Statement of Additional Information

Item 15. Cover Page and Table of Contents
              (a) Cover Page................................Cover Page
              (b) Table of contents.........................      "
Item 16. General Information and History
              (a) Depositor.................................About Our Company
              (b) Registrant................................see prospectus, INVESTMENT OPTIONS
              (c) History of Depositor and Registrant.......About Our Company; see prospectus, INVESTMENT OPTIONS-
                                                            Separate Account Variable Investment Options
Item 17. Services
              (a) Expenses Paid by Third Parties............N/A
              (b) Service Agreements........................N/A
              (c) Other Service Providers...................N/A
Item 18. Premiums
              (a) Administrative Procedures.................see prospectus, OTHER IMPORTANT POLICY INFORMATION- Policy
                                                            Application and Issuance
              (b) Automatic Premium Loans...................N/A
Item 19. Additional Information About Operation of Contracts and Registrant
              (a) Incidental Benefits.......................see prospectus, OTHER IMPORTANT POLICY INFORMATION
              (b) Surrender and Withdrawal..................see prospectus, CHARGES TABLES; CHARGES
                                                            POLICY DISTRIBUTIONS
              (c) Material Contracts Relating to The Registrant        N/A
Item 20. Underwriters
              (a) Identification............................Underwriter
              (b) Offering and Commissions..................Distribution of the Policy
              (c) Other Payments............................           "
              (d) Commissions to Dealers....................           "
Item 21. Additional Information about Charges
              (a) Sales Load................................see prospectus, CHARGES TABLES; CHARGES
              (b) Special Purchase Plans....................More Information on charges
              (c) Underwriting Procedures...................           "
              (d) Increases in Face Amount..................see prospectus, POLICY DISTRIBUTIONS-Death Benefit
Item 22. Lapse and Reinstatement............................see prospectus, OTHER IMPORTANT POLICY INFORMATION-
                                                            Lapse and Grace Period and Reinstatement
Item 23. Loans
              (a) Loan Provisions...........................see prospectus, OTHER IMPORTANT POLICY INFORMATION- policy Loans
              (b) Amount Available..........................               "
              (c) Effect on Cash Value and Sub-Accounts.....               "
              (d) Interest..................................               "
              (e) Other Effects.............................               "
Item 24. Financial Statements
              (a) Registrant................................Financial Statements
              (b) Depositor.................................Financial Statements
Item 25  Performance Data
              (a) Calculation...............................Performance Data
              (b) Quotation.................................           "
Item 26. Illustrations
              (a) Narrative Information.....................see prospectus, last page-Illustrations
              (b) Headings..................................               "
              (c) Premiums, Ages............................               "
              (d) Rating Classifications....................               "
              (e) Years.....................................               "
              (f) Illustrated Values........................               "
              (g) Rates of Return...........................               "
              (h) Portfolio Company Charges.................               "
              (i) Other Charges.............................               "
              (j) Additional Information....................               "

PROSPECTUS: May 1, 2003
OVERTURE APPLAUSE!(sm),
APPLAUSE! II(sm) & ENCORE!(sm)
Flexible Premium

Variable Universal Life Insurance Policies
                     Ameritas Variable Life Insurance Company Separate Account V

     This prospectus describes the Policies, especially their Separate Account. The Policies are designed to help you, the Policy Owner, provide life insurance protection while having flexibility, within limits, as to the amount and timing of premium payments, the amount of the death benefit, and how you invest your Policy value. Sales of Overture Applause! ceased in 1997, and sales of Overture Applause II and Encore ceased in 2002. The value of your Policy will go up or down based on the investment performance of the investment options you choose. The amount of the death benefit can also vary as a result of investment performance.

     You may allocate all or part of your Policy value among a variety of variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from several prominent portfolio managers (see Appendix A of this prospectus).

     You may also allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

             The Securities and Exchange Commission ("SEC") does not
             pass upon the accuracy or adequacy of this prospectus,
               and has not approved or disapproved the Policy. Any
              representation to the contrary is a criminal offense.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
           features described in this prospectus, may not be available in all states.

              No one is authorized to give information or make any
               representation about the Policy that is not in this prospectus. If anyone does so, you should not rely upon it as being accurate or adequate.

              NOT FDIC INSURED -MAY LOSE VALUE - NO BANK GUARANTEE

             Ameritas Variable Life Insurance Company (we, us, our)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                    1-800-745-1112. www.variable.ameritas.com
                              ---------------------

                        This page is intentionally blank.

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                         InterfundTransfer Request Fax:
                                 1-402-467-7923
                            www.variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales represent-active to learn what information is required for the request to be in "good order". Often, we can only accept information on a form we provide. We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need.

                            Make checks payable to:
                   "Ameritas Variable Life Insurance Company"



TABLE OF CONTENTS                                         Begin on Page

     POLICY SUMMARY..............................................4
     CHARGES TABLES..............................................6
     INVESTMENT OPTIONS.........................................11
         Separate Account Variable Investment Options
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Model Asset Allocation
         Systematic Transfer Programs
           (Dollar Cost Averaging, Portfolio Rebalancing,
           Earnings Sweep)
     CHARGES....................................................15
         Transaction Fees
           (Percent of Premium Charge, Surrender Charge,
           Partial Withdrawal Charge, Transfer Fee)
         Monthly Deductions from Policy Value
           (Cost of Insurance Charge, Administrative Charges,
           Cost of Optional Features)
         Daily Deduction from Separate Account Assets
           (Risk Charge, Portfolio Charges)
     OTHER IMPORTANT POLICY INFORMATION.........................17
         Policy Application and Issuance
         Policy Value
         Cash Surrender Value Bonus
         Misstatement of Age or Sex
         Suicide
         Incontestability
         Telephone Transactions
         Lapse and Grace Period
         Reinstatement
         Delay of Payments or Transfers
         Beneficiary
         Policy Changes
         "Free Look" Rights
         Optional Features
         Legal Proceedings
         How to get Financial Statements
     POLICY DISTRIBUTIONS.......................................23
         Death Benefit
         Maturity Date
         Policy Loans
         Full Surrender
         Partial Withdrawal
         Payment of Policy Proceeds
     TAX MATTERS................................................29
         Life Insurance Qualification; Tax Treatment of Death
           Benefit
         Special Considerations for Corporations
         Tax Treatment of Loans & Other Distributions
         Other Policy Owner Tax Matters
     APPENDIX A: Variable Investment Option Portfolios..........32
     APPENDIX B: Optional Features..............................34
     DEFINED TERMS..............................................35
     LAST PAGE...............................................Last Page
         IMSA
         Thank You/ If You Have Questions
         Illustrations
         Statement of Additional Information;
           Registration Statement
         Reports to You

POLICY SUMMARY

         Refer to the Policy for the actual and complete terms of the Policy. You may obtain a copy from us.

         The OVERTURE APPLAUSE!, APPLAUSE! II and ENCORE! Policies are flexible premium variable universal life insurance. The Policies pay a death benefit to the Policy beneficiary upon the insured's death, pay a maturity benefit if the Policy is in force on the maturity date, or pay a Cash Surrender Value to you if you surrender the Policy. The insured cannot be over age 80 on the insured's birthday nearest the Policy issue date. We will only issue a Policy for an initial specified amount of insurance coverage of: Applause! - $50,000 or more; Applause! II - at least $50,000 and up to $500,000 for ages 20-49 or $250,000 for ages 50+; Encore! - at least $500,000 for ages 20-49 and $250,000 for ages 50+.
         You have flexibility under the Policy. Within certain limits, you can vary the amount and timing of premium payments, change the death benefit, and transfer amounts among the investment options. You may allocate Policy premium and value among several different variable investment options where you can gain or lose money on your investment, or to a fixed rate option where we guarantee you will earn a fixed rate of interest. You can take out a Policy loan, make a partial withdrawal, or surrender your Policy completely, subject to certain restrictions. However, unpaid loans, partial withdrawals and surrenders may be subject to income tax and penalty tax, and unpaid loans and withdrawals will decrease death benefit protection and may cause the need for additional premium to keep the Policy in force.

         Your Policy value and Death Benefit will go up or down as a result of the investment experience of your Policy. Even if you pay Planned Periodic Premiums, your Policy could lapse if the Policy value is not enough to pay the Policy's charges. However, your Policy will not lapse during the first five Policy Years if you meet the Minimum Premium requirements, or during the Guaranteed Death Benefit Period if you meet the Guaranteed Death Benefit Premium requirements. Your Policy's Death Benefit will never be less than the then current Specified Amount of insurance coverage less any outstanding loans and loan interest, and less any due but unpaid Policy charges. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid as a death benefit, or until it lapses because the Cash Surrender Value is insufficient to keep the Policy in force.

         Buying a Policy might not be advisable if it is just replacing existing life insurance. You may wish to consult with your financial or insurance adviser.

         COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to other life insurance. The Policies are like fixed-benefit life insurance except for their investment features, the flexibility to vary the amount and timing of premium payments and, within limits, to change the death benefit. Another difference is that the Policy value and death benefit may vary to reflect the investment experience of the variable investment options you select, so you have both the investment risk (including possible loss of value) and opportunity, not us.

A significant advantage of the Policies is that they provide the ability to accumulate capital on a long-term tax-deferred basis while providing benefits such as life insurance protection through death benefits, lifetime income payments, and the potential for tax-free income during the insured's life.

         Compared to mutual funds. Although the underlying portfolios of the Separate Account operate like publicly traded mutual funds and have the same investment risks, in many ways the Policies are different. Unlike publicly traded mutual funds, the Policies have these features:

o Provides death benefit insurance protection that is exempt from income tax but estate taxes may apply.

o Can lapse with no value if the Cash Surrender Value is not enough to pay charges or loan interest, unless the terms for a Guaranteed Death Benefit are met.

o Can provide settlement option payments for the rest of your life or for some other period.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Dividends and capital gains distributed by the variable investment options' underlying portfolios are automatically reinvested and are reflected in the portfolio's value.
o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
o Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although (a) such earnings are exempt from taxation if received as a death benefit (special tax considerations may apply if the Policy is owned by a business or used to fund certain business purposes) and (b) taxation is deferred until such earnings are distributed as a full surrender or partial withdrawal.
o Most states allow you a "right to examine" period to review your Policy and cancel it for a return of premium paid. (See a Policy for details.)
o By purchasing interests in the Separate Account Subaccounts, you select the portfolios in which we then invest your money. We own the Separate Account assets, but they are held separately from our other assets.

             Information about the risks of each variable investment
                 option is contained in the portfolio prospectus for each option. You may obtain a copy from us.

         POLICY OPERATION & FEATURES

Premiums.
o Premium is used to create Policy value to cover Policy charges and to generate investment earnings.

Charges Deducted from Premium
o    Percentage of Premium Charge.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.

o You may transfer between investments, subject to limits. Model asset allocation, as well as dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Charges Deducted from Assets.
(See CHARGES TABLES on next pages.)

Transaction Fees:
o    Percentage of Premium Charge.
o    Sales Load Charge. (Currently Applause only.)
o    Surrender and partial withdrawal charges, if any.
o    Transfer fee, if any.

Periodic Charges (monthly from Policy value):
o    Cost of Insurance Charge.
o    Administrative Charges.
o    Charges for selected optional features.

Periodic Charges (daily from Separate Account assets only):
o    Risk charge.
o    Asset-based administrative expense charge.
o    Underlying portfolio investment advisory charges and operating expenses.

Loans
o You may borrow a limited amount of Policy value. Interest accrues on outstanding loan amounts. After several Policy Years, loans at a lower interest rate may be available.

Surrenders.
o You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy value. Applicable charges are shown in the CHARGES TABLES, next page.

Bonus  (Applause! II and Encore ! Policies only.)
o We may give you an added credit to your Policy value each year after your 21st Policy Year that your Policy value is $500,000 or more.

                      -----------------
                          Premiums
 ---------------------------------------------------------
        Ameritas Variable Life Insurance Company
---------------------------------------------------------
                Charges Deducted from Premium
 ---------------------------------------------------------
                   Investment Options
-------------- -- ---------------------------------------
    Fixed
   Account           Ameritas Variable Life Insurance
                        Company Separate Account V
Policy value
 receives a            Variable Investment Options
 guaranteed       Policy value may vary daily depending
    fixed           upon the investment performance of
  interest              the underlying portfolios.
    rate.
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
---------------------------------------------------------
         Charges (Deductions from Policy value)
---------------------------------------------------------
                                              Death
                       Surrender all        Benefits:
      Loans              or part of        Option A or
                         the Policy          Option B
-------------------    ---------------    ---------------
                            Paid in Annuity Income
                                  or Lump Sum
                       ----------------------------------

Death Benefit.

o If you meet certain premium requirements, we will guarantee a death benefit for a certain period even if your Policy's Cash Surrender Value falls to zero.

o    Two death benefit options are available:
     Option A: essentially a level death benefit that includes total Policy value within the specified amount (although death benefit can vary as a result of investment performance); or
     Option B: pays the total Policy value in addition to the specified amount.

     Death Benefit proceeds are reduced by any Policy loan balance, unpaid loan interest, and any monthly deductions due but unpaid at death. See the POLICY DISTRIBUTIONS: Death Benefits section for details.

Settlement Income.
o Amounts surrendered or death benefit proceeds can be paid out under several different payment options.

CHARGES TABLES

Some charges are rounded. Charges shown are maximums, and may be less in certain states.

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                      Guaranteed
   TRANSACTION FEES                                       When Deducted            Current              Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
PERCENT OF PREMIUM CHARGE                           When each premium is    Percentage of each   Percentage of each
                                                    paid.                   premium payment:     premium payment:
                           Applause                                                      2.50%               2.50%
                           Applause II & Encore                                          3.50%               5.00%
--------------------------------------------------- ----------------------- -------------------- --------------------
SALES LOAD CHARGE                                   When each premium is    Percentage of each   Percentage of each
                                                    paid.                   premium payment:     premium payment:
                           Applause                                                      5.00%               5.00%
                           Applause II                                                   NONE                2.50%
                           Encore                                                        NONE                 NONE
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE  (per $1,000 of Specified Amount                           Varies(1)
of insurance coverage)                                                      Policy Year 1:

                                                                            Applause:
                                                                            Minimum     $1.98
                                                                            Maximum    $40.00
                                                      Upon a full surrender Example(2) $13.43
                                                      during the first 14
                                                      Policy Years or in    Applause II:
                                                      the 14 Policy Years   Minimum     $4.14      Same as current
                                                      following an increase Maximum    $48.00
                                                      in specified amount   Example(2) $16.12
                                                      of insurance coverage.
                                                                            Encore:
                                                                            Minimum     $3.68
                                                                            Maximum    $40.00
                                                                            Example(2) $13.43

                                                                            Fee declines each
                                                                            year.
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE                           Upon each withdrawal.
     * lesser of % of withdrawal amount or
       dollar amount
                           Applause                                                 $25                   $50
                           Applause II & Encore *                                 2% or $25            2% or $50
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER FEE (per transfer)                         First 15 transfers per year:   NONE                 NONE
                                                    Each additional transfer:      NONE                  $10
--------------------------------------------------- ----------------------- -------------------- --------------------

Transaction Fees Table Footnotes:
(1) Varies in amount and duration by insured's sex, issue age, risk class, and the amount of time you have had your Policy. Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2) Assumes a male, age 45 at Policy issue and in our best risk class. Fee declines to $1.34 per $1,000 in 14th Year for Applause, $1.29 for Applause II, and $1.34 for Encore, and zero thereafter for all Policies..

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating                When Deducted           Current            Guaranteed
expenses)                                                                        (annual)          Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
DAILY DEDUCTION FROM
SEPARATE ACCOUNT ASSETS  (to equal the annual %
shown)
---------------------------------------------------- ---------------------- -------------------- --------------------
RISK CHARGE (for mortality and expense risk)                 Daily
            Policy Years 1-4
                           Applause                                                     0.90%
                           Applause II                                                  0.45%
                           Encore                                                       0.70%
            Policy Years 5-20
                           Applause                                                     0.90%    (all years, all
                           Applause II                                                  0.45%       Policies)
                           Encore                                                       0.45%         0.90%
            Policy Years 21+
                           Applause                                                     0.65%
                           Applause II                                                  0.30%
                           Encore                                                       0.30%
---------------------------------------------------- ---------------------- -------------------- --------------------

                                    -6-

---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating               When Deducted             Current            Guaranteed
expenses)                                                                          (annual)        Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
ASSET-BASED ADMINISTRATIVE CHARGE                            Daily
            Policy Years 1-4
                           Applause                                                     NONE                 NONE
                           Applause II                                                  0.35%                0.35%
                           Encore                                                       NONE                 0.25%
            Policy Years 5-20
                           Applause                                                     NONE                 NONE
                           Applause II                                                  0.35%                0.35%
                           Encore                                                       0.25%                0.25%
            Policy Years 21+
                           Applause                                                     NONE                 NONE
                           Applause II                                                  0.15%                0.35%
                           Encore                                                       0.15%                0.25%
---------------------------------------------------- ---------------------- -------------------- --------------------
TOTAL Daily Deduction from Separate Account Assets           Daily
            Policy Years 1-20
                           Applause                                                     0.90%                0.90%
                           Applause II                                                  0.80%                1.25%
                           Encore                                                       0.70%                1.15%
            Policy Years 21+
                           Applause                                                     0.65%                0.90%
                           Applause II                                                  0.45%                1.25%
                           Encore                                                       0.45%                1.15%
---------------------------------------------------- ---------------------- -------------------- --------------------

MONTHLY DEDUCTION FROM
POLICY VALUE

     Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.

---------------------------------------------------- ---------------------- -------------------- --------------------
BASE POLICY COST OF INSURANCE (Rate is a % of the           Monthly         Varies(1)            Varies(1)
net amount of insurance coverage at risk)
                                                                            Applause:            Applause:
                                                                            Minimum      0.06%   Minimum      0.07%
                                                                            Maximum    100.00%   Maximum    100.00%
                                                                            Example(6,7) 0.30%   Example(6,7) 0.33%

                                                                            Applause II:         Applause II:
                                                                            Minimum      0.05%   Minimum      0.07%
                                                                            Maximum    100.00%   Maximum    100.00%
                                                                            Example(6,7) 0.21%   Example(6,7) 0.33%

                                                                            Encore:              Encore:
                                                                            Minimum      0.09%   Minimum      0.10%
                                                                            Maximum    100.00%   Maximum    100.00%
                                                                            Example(7,12)0.24%   Example(7,12)0.33%
---------------------------------------------------- ---------------------- -------------------- --------------------
ADMINISTRATIVE CHARGE                                       Monthly           Per Year 1 / 2+     Per Year (all years)
                            Applause                                           $108 / $90              $108
                            Applause II                                        $108 / $90              $108
                            Encore                                             $108 / $90              $108
---------------------------------------------------- ---------------------- -------------------- --------------------
COST OF OPTIONAL FEATURES
---------------------------------------------------- ---------------------- -------------------- --------------------
   Waiver of Monthly Deductions on Disability                Monthly        Varies(10)
   Rider (Rate is a percentage of the total                                 Minimum      3.32%
   monthly deduction not including this                                     Maximum     53.68%     Same as current
   rider.)(Applause II and Encore only. Form WDIS                           Example(6,7) 7.94%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Payor Waiver of Monthly Deductions on                     Monthly        Varies(10)
   Disability Rider  (Rate is a percentage of the                           Minimum      3.32%
   total monthly deductions not including this                              Maximum     53.68%     Same as current
   rider.)(Applause II only. Form PDIS 4096.)                               Example(7,8) 6.18%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Disability Benefit Rider (Rate is a % of the
   monthly benefit.)Applause, Form DBR 45 Rev. 7-90          Monthly        Varies(4)
                                                                            Minimum      3.59%
                                                                            Maximum     21.44%
                                                                            Example(6)   5.06%
                                                                                                   Same as current
          Applause II and Encore, Form DBR 4096              Monthly        Varies(4)
                                                                            Minimum      3.59%
                                                                            Maximum     21.44%
                                                                            Example(6)   5.06%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Payor Disability Rider  (Rate is a % of the
   monthly benefit.)Applause, Form PDR 45 Rev. 7-90          Monthly        Varies(4)
                                                                            Minimum     3.75%
                                                                            Maximum     8.64%
                                                                            Example(8)  4.25%
                                                                                                  Same as current
                    Applause II, Form PDR 4096               Monthly        Varies(4)
                                                                            Minimum     3.75%
                                                                            Maximum     8.64%
                                                                            Example(8)  4.25%
---------------------------------------------------- ---------------------- -------------------- --------------------

                                      -7-

---------------------------------------------------- ---------------------- -------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating                When Deducted           Current            Guaranteed
expenses)                                                                        (annual)          Maximum (annual)
---------------------------------------------------- ---------------------- -------------------- --------------------
   Accidental Death Benefit Rider  (Rate is a % of           Monthly        Varies(5)
   the selected amount.)(Form AD 45.)                                       Minimum     0.06%
                                                                            Maximum     0.24%     Same as current
                                                                            Example(6)  0.09%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Children's Protection Rider  (Flat annual rate                                $52/year          Same as current
   per rider.) (Form CPR 45.)                                Monthly
---------------------------------------------------- ---------------------- -------------------- --------------------
   Guaranteed Insurability Rider  (Rate is a % of            Monthly        Varies(5)
   the selected amount.) (Form GIR 4093.)                                   Minimum     0.06%
                                                                            Maximum     0.20%      Same as current
                                                                            Example(8)  0.09%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Other Insured Rider  (Rate is a % of the rider            Monthly        Varies(9)            Varies(9)
   net amount at risk.)(Form CI 45.)                                        Minimum     0.18%    Minimum     0.22%
                                                                            Maximum   100.%      Maximum   100.%
                                                                            Example( 6,7)        Example(6,7)
                                                                            0.36%                0.43%
---------------------------------------------------- ---------------------- -------------------- --------------------
   Terminal Illness Rider                                     --                   NONE                 NONE
---------------------------------------------------- ---------------------- -------------------- --------------------

Periodic Charges Table Footnotes:
(1) Rate varies by insured's sex, issue age, risk class, the length of time the Policy has been in force, and current specified amount.
(2)  Rate varies by insured's sex, issue age, and risk class.
(3) Rate varies by insured's sex, and age and risk class at the time of the increase. Example charges assume increase occurs after five Policy Years.
(4) Rate varies by insured's sex, age and risk class at the time the rider is added to the Policy.
(5) Rate varies by insured's sex and issue age at the time the rider is added to the Policy.
(6) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to thePolicy, and a current specified amount of $250,000.
(7)  "Example" charges assume Policy is in its first Policy Year.
(8) "Example" charges assume an insured who is male, age 10 at the time the rider is added to the Policy
(9) Rate varies by the rider insured's sex, age and risk class at the time the rider is added to the Policy, and the length of time the rider has been in force.
(10) Rate varies by insured's sex, risk class and attained age. (11) Rate varies by insured's attained age.
(12) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy, and a current specified amount of $100,000.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes net interest rates charged on amounts borrowed from the Policy.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                    Guaranteed
NET INTEREST CHARGED ON LOANS                           When Deducted             Current             Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
LOAN ACCOUNT  (effective annual rates)                  Upon each Policy
        Regular Loans      Applause                       anniversary.               2%                  3.5%
                           Applause II & Encore                                      2%                  2.5%
        Reduced Rate Loans  (available only after
           the 10th Policy Year and after
           attaining age 55)
                    Applause, Applause II & Encore                                   0%                  0.5%
--------------------------------------------------- ----------------------- -------------------- --------------------

         PORTFOLIO COMPANY OPERATING EXPENSES

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
        Expenses that are deducted from portfolio company assets,
        including management fees, distribution and/or service (12b-1)
        fees, and other expenses                                                   Minimum              Maximum
---------------------------------------------------------------------------- -------------------- --------------------
Before any Waivers and Reductions                                                   0.38% (1)             2.24% (2)
---------------------------------------------------------------------------- -------------------- --------------------
After any Waivers and Reductions (explained in the footnotes to these               0.36% (1)             2.24% (2)
tables)
---------------------------------------------------------------------------- -------------------- --------------------

(1) Ameritas Money Market Portfolio. The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2003, as reflected above.

(2) Calvert CVS Social International Equity Portfolio. Total expenses reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be 2.01%.

---------------------------------------------------------------------------- -------------------- --------------------
                                                                              Total                 Total Expenses
Subaccount's underlying                    Management    12b-1     Other      Fund    Waivers and   after Waivers and
Portfolio Name                                Fees       Fees      Fees       Fees    Restrictions  Reductions, if any
---------------------------------------------------------------------------- -------------------- --------------------
ALGER
o        Alger American Balanced                0.75%      -         0.12%    0.87%         -            0.87%
o        Alger American Leveraged AllCap        0.85%      -         0.11%    0.96%         -            0.96%
AMERICAN CENTURY
o        VP Income & Growth                     0.70%      -         -        0.70%         -            0.70%
AMERITAS PORTFOLIOS (subadvisor) (1)
o        Ameritas Emerging Growth (MFS Co.)     0.80%      -         0.55%    1.35%        0.40%         0.95%
o        Ameritas Growth (Fred Alger)           0.80%      -         0.14%    0.94%        0.05%         0.89%
o        Ameritas Growth With Income (MFS Co.)  0.80%      -         0.90%    1.70%        0.72%         0.98%
o        Ameritas Income & Growth (Fred Alger)  0.675%     -         0.245%   0.92%        0.14%         0.78%
o        Ameritas Index 500 (State Street)      0.29%      -         0.19%    0.48%        0.10%         0.38%
o        Ameritas MidCap Growth (Fred Alger)    0.85%      -         0.20%    1.05%        0.11%         0.94%
o        Ameritas Money Market (Calvert)        0.25%      -         0.13%    0.38%        0.02%         0.36%
o        Ameritas Research (MFS Co.)            0.80%      -         0.83%    1.63%        0.67%         0.96%
o        Ameritas Select (Harris/Oakmark)       0.97%      -         0.33%    1.30%        -             1.30%
o        Ameritas Small Capitalization (McStay) 0.90%      -         0.26%    1.16%        0.16%         1.00%
o        Ameritas Small Company Equity (Babson) 1.17%      -         0.65%    1.82%        0.32%         1.50%
CALVERT PORTFOLIOS
o        CVS Income                             0.70%      -         0.36%    1.06%        0.08%         0.98% (2)
o        CVS Social Balanced                    0.70%      -         0.21%    0.91%        -             0.91%
o        CVS Social Equity                      0.70%      -         1.16%    1.86%        0.78%         1.08% (2)
o        CVS Social International Equity        1.10%      -         1.14%    2.24%         -            2.24% (3)
o        CVS Social Mid Cap Growth              0.90%      -         0.29%    1.19%         -            1.19% (3)
o        CVS Social Small Cap Growth            1.00%      -         0.38%    1.38%         -            1.38% (3)
DREYFUS
o        MidCap Stock - Service Shares          0.75%    0.25%       0.10%    1.10%        0.10%         1.00% (4)
FIDELITY (Initial Class)
o        VIP Asset Manager                      0.53%      -         0.10%    0.63%         -            0.63%
o        VIP Asset Manager: Growth              0.58%      -         0.15%    0.73%         -            0.73%
o        VIP Contrafund(R)                      0.58%      -         0.10%    0.68%         -            0.68%
o        VIP Equity-Income                      0.48%      -         0.09%    0.57%         -            0.57%
o        VIP Growth                             0.58%      -         0.09%    0.67%         -            0.67%
o        VIP High Income                        0.58%      -         0.12%    0.70%         -            0.70%
o        VIP Investment Grade Bond              0.43%      -         0.11%    0.54%         -            0.54%
o        VIP Overseas                           0.73%      -         0.17%    0.90%         -            0.90%
INVESCO FUNDS
o        VIF-Dynamics                           0.75%      -         0.37%(5) 1.12%         -            1.12%
MFS
o        New Discovery                          0.90%      -         0.15%(6) 1.05%         -            1.05%
o        Strategic Income                       0.75%      -         0.35%(7) 1.10%        0.20%         0.90%
o        Utilities                              0.75%      -         0.19%(6) 0.94%         -            0.94%
SALOMON BROTHERS
o        Variable All Cap                       0.85%      -         0.12%    0.97%         -            0.97%
SUMMIT PINNACLE SERIES (8)
o        Nasdaq-100 Index                       0.35%      -         0.30%    0.65%         -            0.65%
o        Russell 2000 Small Cap Index           0.35%      -         0.40%    0.75%         -            0.75%
o        S&P MidCap 400 Index                   0.30%      -         0.30%    0.60%         -            0.60%
THIRD AVENUE
o        Third Avenue Value                     0.90%      -         0.40%    1.30%         -            1.30%
VAN KAMPEN
o        Emerging Markets Equity - Class I      1.25%      -         0.68%    1.93% (9)    0.12%         1.81%
o        Global Value Equity - Class I          0.80%      -         0.47%    1.27% (9)    0.12%         1.15%
o        International Magnum - Class I         0.80%      -         0.59%    1.39% (9)    0.24%         1.15%
o        U.S. Real Estate - Class I             0.80%      -         0.32%    1.12% (9)    0.02%         1.10%
----------------------------------------------------------------------------------------------------------------------

(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2003, as reflected above, except for Ameritas Select, which has a cap of 1.50%.

(2) The adviser has contractually agreed to limit annual portfolio operating expenses through April 30, 2004 to 0.98% for CVS Income Portfolio and CVS Social Equity Portfolio, respectively.

(3) "Total Fees" reflect an indirect fee and fees before waivers. Indirect fees result from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be as follows:

                  CVS Social International Equity            2.01%
                  CVS Social Mid Cap Growth                  1.16%
                  CVS Social Small Cap Growth                1.28%

(4) The expenses shown above reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2002. Without such waivers or reimbursements, the management fee, 12b-1 fee, other expenses and total fund expenses would have been, as a percentage of assets: 0.75%, 0.25%, 0.10% and 1.10%, respectively. The Dreyfus Corporation has agreed, until December 31, 2003, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00 of 1%.

(5) The fund's actual other expenses and total annual fund operating expenses were lower than the figures shown because the custodian fees were reduced under an expense offset arrangement. Certain expenses of the INVESCO portfolios were absorbed voluntarily by INVESCO pursuant to commitments between the fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any offset arrangements, the differences in the fund's other and total annual fund operating expenses were insignificant for the year ended December 31, 2002.

(6) Each MFS portfolio has an expense offset arrangement which reduces the portfolio's custodian fee based upon the amount of cash maintained by the portfolio with its custodian and dividend disbursing agent. Each portfolio may enter into other such arrangements and directed brokerage arrangements, (which would also have the effect of reducing the portfolio's expenses). "Other Fees" do not take into account these expense reductions and are therefore higher than the actual expenses of the portfolio. Had these fee reductions been taken into account, "Total Expenses (reflecting waivers and/or reimbursements, if any)" would be lower and would equal:
                  New Discovery Series                       1.04%
                  Utilities Series                           0.93%

(7) MFS has contractually agreed, subject to reimbursement, to bear expenses for the MFS Strategic Income series such that the portfolio's "Other Fees" do not exceed 0.15% of the average daily net assets of the portfolio during the current fiscal year. The MFS Utilities portfolio Series has no such limitation. These contracted contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the portfolio series.

(8) Total operating expenses in excess of those stated for each Summit portfolio are paid by the investment adviser. The S&P MidCap 400(R) Index is a trademark of The McGraw-Hill Companies, Inc. The Nasdaq-100(R) Index is a trademark of The Nasdaq Stock Market, Inc. The Russell 2000(R) Index is a trademark of the Frank Russell Company. These trademarks have been licensed for use by Summit Mutual Funds. The Funds are not sponsored, endorsed, sold or promoted by any of the licensing organizations, and they make no representation or warranty regarding the Funds, and bear no liability with respect to the Funds.

(9) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. For the year ended December 31, 2002, the management fee was reduced to reflect the voluntary waiver of a portion of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following percentages:
Emerging Markets Equity Portfolio 1.75%; Global Value Equity Portfolio 1.15%; International Magnum Portfolio 1.15%; U.S. Real Estate Portfolio 1.10%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, were as follows:

              Van Kampen                       Management Fees  Other Expenses Total Annual Expenses
              Emerging Markets Equity Class I       1.13%           0.68%             1.81%
              Global Value Equity Class I           0.68%           0.47%             1.15%
              International Magnum Class I          0.56%           0.59%             1.15%
              U.S. Real Estate Class I              0.78%           0.32%             1.10%

Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the adviser excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.06% of such investment related expense.

INVESTMENT OPTIONS

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

The value of your Policy will go up () or down () based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The SEC does not supervise the management or the investment practices or policies of the Separate Account or us. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. The portfolios are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

                 You bear the risk that the variable investment
                    options you select may fail to meet their
                 objectives, that they could decrease in value,
                       and that you could lose principal.

              Each Subaccount underlying portfolio operates as a separate variable investment option, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Ameritas Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

o        Voting Rights
         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you invest. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote those shares in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we receive instructions from other Policy Owners. The underlying portfolios may not hold routine annual shareholder meetings.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield the following amount per year, compounded annually:
Applause - 4.5%; Applause II and Encore - 3.5%. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment. Excessive transfers such as those triggered by market timing services or other large or frequent transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. Therefore, upon notice to you, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period", you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
     o A transfer is considered any single request to move assets between one or more investment options.
     o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by internet when available. Our Trading Unit facsimile number is 402-467-7923. Transfers will be processed on the business day they are received by our Trading Unit before 3:00 p.m. Central Time. You must be available to receive a confirmation telephone call for any faxed transfer requests sent to us, or your trade may not be processed until it is confirmed.
     o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
          - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
          - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

     o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. See the CHARGES section of this Prospectus for information about how this charge is applied. This fee is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
     o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
          -    may be made only once each Policy Year;
          -    may be delayed up to six months;
          -    is limited during any Policy Year to the greater of:
               - 25% of the Fixed account value on the date of the transfer during that Policy Year;
               - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
               -    $1,000.
     o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time. We and our portfolio managers consider market timing strategies, programmed transfers or transfers that are large in relation to the total assets of an investment option's underlying portfolio as disruptive. We may react to disruptive transfers by, among other things, restricting the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer service. We may also refuse to act on transfer instructions of an agent acting under a power of attorney or otherwise who is acting on behalf of one or more Owners. In making these determinations, we may consider the combined transfer activity of annuity contracts and life insurance policies that we believe are under common ownership, control or direction.
     o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Ameritas Money Market Subaccount.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules (including those Transfer Rules above regarding rejection of a transfer request), we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice on a form provided by us. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that charges charged by such third parties for their service are separate from and in addition to charges paid under the Policy.

         MODEL ASSET ALLOCATION

         We may offer model asset allocation to rebalance your Policy value based on the terms of the program. Different asset allocation models may be available over the lifetime of the Policy; however, only one such program can be in effect at any one time.

         SYSTEMATIC TRANSFER PROGRAMS

         Transfers under any systematic transfer program do count toward the 15 free transfer limit. We reserve the right to alter or terminate any systematic transfer program upon thirty days advance written notice. Only one systematic transfer program may be utilized at a time.

         Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Ameritas Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Ameritas Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month Anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Ameritas Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.
          o Portfolio Rebalancing is not available when the Dollar Cost Averaging Program is elected.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to rebalance your Policy value by automatically allocating earnings from your Subaccounts among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

CHARGES

         The following repeats and adds to information provided in the CHARGES TABLES section, where the amount of each charge is shown. Please review both Prospectus sections, and the Policy, for information on charges. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply. Certain charges expressly permit you to designate the investment options from which the charge is to be deducted. If there are insufficient funds in such a designated investment option, and for all other charges deducted from total Policy value, charges are deducted pro-rata from your selected Subaccount and Fixed Account investment options.

         TRANSACTION FEES

o        Percent of Premium Charge
         We deduct a percentage of each Policy premium payment we receive as a Percent of Premium Charge. This charge partially offsets premium taxes imposed by some States and local governments and federal taxes on certain capitalized acquisition expenses. We do not expect to profit from this charge. Our current charge is less than our guaranteed maximum amount for this charge.

o        Sales Load Charge
         This charge partially compensates us for the cost of selling the Policy, including the costs for agents' commissions and printing of product materials. We incur the majority of these expenses in the early Policy Years. Through this charge, we recover those expenses over the life of a Policy. To the extent our sales and distribution expenses exceed sales charges in any year, we pay such expenses from our other assets or surplus in our general account, including from amounts derived from the Risk Charge and from other charges made under the Policy.

o        Surrender Charge
         If a Policy is surrendered on or before the 15th Policy Anniversary Date, a Surrender Charge will be assessed based upon (1) percentages of the premiums actually paid (a "Contingent Deferred Sales Charge") and (2) a charge per $1,000 of insurance issued based upon sex, and the insured's issue age (or attained age at the time of any increase) and tobacco use (a "Contingent Deferred Administrative Charge"). Increases in a Policy's specified amount of coverage are also subject to a Surrender Charge, based upon the insured's attained age at the time of the increase, the amount of the increase. For each Policy, these charges are as follows:

         Contingent Deferred Administrative Charge Upon Policy Surrender and Increases in Specified Amount of Coverage.
          - Applause! Policies: 70% of the maximum Surrender Charge not to exceed $28 per $1,000 of specified amount of coverage.
          - Applause! II Policies: 60% of the maximum Surrender Charge not to exceed $28.80 per $1,000 of specified amount of coverage.
          - Encore! Policies: 60% of the maximum Surrender Charge not to exceed $24 per $1,000 of the specified amount of coverage.

         Contingent Deferred Sales Charge Upon Policy Surrender.
          - Applause! Policies: Lesser of (1) 25% of premiums received up to the Guaranteed Death Benefit Premium, plus 5% of the premiums received in excess of the Guaranteed Death Benefit Premium; or
               (2) $12 per $1,000 of specified amount of coverage.
          - Applause! II and Encore! Policies: Lesser of (1) 30% of the premiums received up to the "SEC Guideline Premium," plus 10% of the premiums received in excess of the "SEC Guideline Premium," up to an amount equal to two times the "SEC Guideline Premium," plus 9% of the premiums received in excess of the second "SEC Guideline Premium;" or (2) 40% of the maximum Surrender Charge not to exceed $19.20, for Applause! II Policies, or $16, for Encore! Policies, per $1,000 of specified amount of coverage. The "SEC Guideline Premium" is a benchmark amount, set by SEC rule, which is relevant in defining the limits of certain charges we may assess.

         Contingent Deferred Sales Charge Upon Increases in Policy Specified Amount of Coverage.

          - Applause! II and Encore! Policies: Lesser of (1) 15% of the premiums received up to the "SEC Guideline Premium" for the increase, plus 5% of the premiums received in excess of the "SEC Guideline Premium" for the increase, up to an amount equal to two times the "SEC Guideline Premium," plus 4.5% of the premiums received in excess of the second "SEC Guideline Premium" for the increase; or (2) 40% of the maximum Surrender Charge applicable to the increase.

         The Surrender Charge will be applied according to the following schedule. Because the Surrender Charge may be significant upon early surrender, you should purchase a Policy only if you intend to keep it in force for a substantial period of time.

    Policy Year         % of Surrender Charge applicable        Policy Year       % of Surrender Charge applicable
                                each Policy Year                                          each Policy Year
                      ------------------ -------------------                    ------------------- ------------------
                        Applause! and       Applause! II                          Applause! and       Applause! II
                           Encore!                                                   Encore!
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
         1                  100%              100%                   9                60%                 50%
         2                  100%               96%                  10                50%                 42%
         3                  100%               92%                  11                40%                 33%
         4                  100%               88%                  12                30%                 25%
         5                  100%               83%                  13                20%                 17%
         6                   90%               75%                  14                10%                  8%
         7                   80%               67%                  15+                0%                  0%
         8                   70%               58%

o        Partial Withdrawal Charge
         Upon a partial withdrawal from your Policy, we will deduct a Partial Withdrawal Charge. This fee will be deducted from the investment options and in the same allocation as your partial withdrawal allocation instruction; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account. Taxes and tax penalties may apply.

o        Transfer Fee
         We may charge a Transfer Fee for any transfer in excess of 15 transfers per Policy Year. This fee may be deducted from only Policy investment options you designate; if that is not possible (due to insufficient value in an investment option you elect) or you have not provided such instructions, we will deduct this fee on a pro-rata basis from balances in all Subaccounts and the Fixed Account.

         PERIODIC CHARGES:  MONTHLY DEDUCTIONS FROM POLICY VALUE
         The following charges are deducted from Policy value on each Policy Monthly Anniversary.

o        Cost of Insurance Charge
         The cost of insurance rate per $1,000 of net amount at risk cannot exceed the guaranteed cost of insurance rate that is set forth in the Policy. The maximum cost of insurance each month can be determined by using the guaranteed cost of insurance rate in the below formula for cost of insurance.

         The cost of insurance charge is for providing insurance protection under the Policy. Because the cost of insurance charge depends upon several variables, the cost for each Policy month can vary from month to month. The cost of insurance rate for the initial specified amount of insurance coverage varies by the insured's sex, issue age, risk class, and the length of time the Policy has been in force. The cost of insurance rate for an increase in specified amount varies by the insured's sex, age and risk class at the time of the increase, and the length of time the Policy has been in force since the increase. We may use current cost of insurance rates less than those shown in the Policy, and reserve the right to change them so long as they do not exceed the charges shown in the Policy. Changes will equally apply to similarly situated Policy owners and be based on changes in future expectations of factors such as investment earnings, mortality, persistency, and expenses. We expect a profit from this charge. Ask for a Policy illustration or see your Policy for these charges applicable to you.

The Cost of Insurance each month equals:
-    The "Net Amount at Risk" for the month; multiplied by
-    The cost of insurance rate per $1,000 of net amount at risk; divided by
-    $1,000.

The Net Amount at Risk in any month equals:
- The death benefit on the Policy Monthly Anniversary, discounted at the guaranteed rate of interest for the Fixed Account for one month; minus
- The Policy value on the Policy Monthly Anniversary after deducting the charge for any optional features selected and the administrative charges but not the cost of insurance charge.

o        Administrative Charge
         The administrative charge partially compensate us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from these charges.

o        Cost of Optional Features
         The cost for any optional features you select (sometimes called Policy "Riders") is also deducted monthly from Policy value. See the CHARGES TABLES for information about the costs of these features, and refer to APPENDIX B for descriptions of these features. Optional features may not be available in all states.

         PERIODIC CHARGES: DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS
         The following charges are applied daily to Separate Account assets in determining the daily Accumulation Unit value of each Subaccount.

o        Risk Charge
         The Risk Charge is for the mortality and expense risks we assume - that insureds may live for shorter periods of time than we estimate, and also compensates us for the Policy expense risks we assume. If this charge exceeds our actual costs to cover these risks, the excess goes to our general account. Conversely, if this charge is not enough, we bear the additional expense, not you. We expect a profit from this charge.

o        Asset-Based Administrative Charge
         This charge partially compensates us for our costs in issuing and administering the Policy and operating the Separate Account. We do not anticipate making a profit from this charge.

o        Portfolio Charges
         Each Subaccount's underlying portfolio has investment advisory expenses. These expenses, as of the end of each portfolio's last fiscal year, are stated in this prospectus' CHARGES TABLES section and described in more detail in each fund's prospectus. A portfolio's charges and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These charges and expenses help to pay the portfolio's investment adviser and operating expenses.

OTHER IMPORTANT POLICY INFORMATION

         POLICY APPLICATION AND ISSUANCE

         We no longer issue the OVERTURE APPLAUSE!, APPLAUSE! II or ENCORE! Policies. When we did, to purchase a Policy, you had to submit an application, at least the Minimum Initial Premium, and provide evidence of the proposed insured's insurability satisfactory to us. Before accepting an application, we conducted underwriting to determine insurability. We reserve the right to reject any application or premium for any reason. If we issued a Policy, insurance coverage became effective as of the Policy Date.

  Replacing an existing life insurance policy is not always your best choice.
                       Evaluate any replacement carefully.

o        Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and insured's full name, Social Security number (tax identification number for a business or trust Owner), date of birth, and certain other required information must be included.
          o Your premium allocations must be complete, be in whole percentages, and total 100%.
          o    Initial Premium requirements must be met (see below).
          o Your signature and your agent's signature must be on the application.
          o City, state and date the application was signed must be completed.
          o You must provide all information required for us to underwrite your application (including health and medical information about the insured, and other information we consider relevant).
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a replacement of other coverage is involved.
          o    Your agent must be both properly licensed and appointed with us.

o        Premium Requirements

         Your premium checks should be made payable to "Ameritas Variable Life Insurance Company." We may postpone crediting any payment made by check until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources.

         Initial Premium
          o At least Minimum Premium times the number of months between the Policy Date and the date the Policy is issued plus one month.

         Additional Premiums
          o Payment of additional premiums is flexible, but must be enough to cover Policy charges.

          o If a premium increases the net amount of insurance coverage at risk, it is subject to evidence of the insured's continued insurability and our underwriting requirements as to the amount of the increase.

          o Planned Periodic Premiums may be paid annually, semi-annually, quarterly, or monthly. You may change your Planned Periodic Premium, subject to our approval. Because Policy value can fluctuate depending upon the performance of your selected variable investment options, payment of your Planned Periodic Premiums does not guarantee that your Policy will remain in force. Your Policy can lapse even if you pay all Planned Periodic Premiums on time. However, there may be a no-lapse guarantee as part of our Guaranteed Death Benefit provision, described below.
          o If there is a Policy loan, you should identify any payment intended to reduce a loan as a loan repayment; otherwise it will be treated as a premium and added to Policy value.
          o    Additional premiums are applied pursuant to your current
               allocation instructions, unless you give us different
               instructions by Written Notice or authorized telephone transaction when you make the payment.
          o We reserve the right to limit premiums or refund any values so the Policy qualifies as life insurance under the federal Internal Revenue Code.

o        Crediting and Allocating Premium
         Once your application is in good order, we will credit initial net premium to the Policy on the date the Policy is issued. All premiums are allocated to the Ameritas Money Market Subaccount until 13 days after the date the Policy is issued to accommodate state "Right to Examine" rights under the Policy. Then, we allocate your Policy value to the investment options according to your allocation instructions. If a Policy is not issued, we will return your premium.

         Until your Policy is issued, premium payments received by us are held in our general account and are credited with interest at a rate we determine.

         POLICY VALUE

         On your Policy's date of issue, Policy value equals your initial net premium (premium less the Percent of Premium Charge) less the Policy's first monthly deductions. On any Business Day thereafter, your total Policy value equals the sum of Policy value in the Separate Account variable investment options, the Fixed Account, and the Loan Account, minus any monthly deduction due and not paid.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o        Fixed Account Value

         The Policy value of the Fixed Account on any Business Day equals:

          (a) the Policy value of the Fixed Account at the end of the preceding Policy month; plus
          (b) any net premiums credited to the Fixed Account since the end of the previous Policy month; plus
          (c) any transfers from the Subaccounts to the Fixed Account since the end of the previous Policy month; plus
          (d) any transfers from the Loan Account to the Fixed Account since the end of the previous Policy month, minus
          (e) any transfers from the Fixed Account to the Loan Account since the end of the previous Policy month; minus
          (f) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy month; minus
          (g) any partial withdrawal and partial withdrawal charge taken from the Fixed Account since the end of the previous Policy month; minus
          (h) the Fixed Account's share of any monthly deductions from Policy value; minus
          (i)  the Fixed Account's share of charges for any optional features;
               plus
          (j) interest credited on the Fixed Account balance since the end of the previous Policy month.

         CASH SURRENDER VALUE BONUS  (APPLAUSE! II and ENCORE! Policies only)

         Beginning with the 21st Policy Anniversary, if Policy Cash Surrender Value is at least $500,000 on a Policy Anniversary, a bonus equal to an annual effective rate of 0.25% of the Cash Surrender Value may be credited to the fixed account and/or the Subaccounts on each Policy Monthly Anniversary. This bonus is not guaranteed. There is no additional Policy expense for this feature. The bonus will be credited to the fixed account and/or the Subaccounts based on the premium allocation percentages in effect at that time.

         MISSTATEMENT OF AGE OR SEX

         If the age or sex of the insured or any person insured by a Policy rider has been misstated on the application, the Policy death benefit and any additional benefits provided will be those which would be purchased by the most recent cost of insurance charge and the cost of such additional benefits at the insured person's correct age or sex.

         SUICIDE

         We will pay the greater of the premiums received or Policy value, less any partial withdrawals and indebtedness, if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the date the Policy was issued (and in Missouri, the insured intended suicide at the time coverage was applied for). We will pay the greater of the monthly deductions for an increase in specified amount of insurance coverage or Policy value attributable to such an increase if the insured, while sane or insane, commits suicide within two years (one year in Colorado and North Dakota) after the effective date of any increase (and in Missouri, the insured intended suicide at the time the increase was applied for). Optional feature riders to the Policy may have separate suicide provisions.

         INCONTESTABILITY

         We will not contest the validity of the Policy after it has been in force during the insured's lifetime for two years from the date the Policy was issued or for two years from the date of any reinstatement. We will not contest the validity of an increase in the specified amount of insurance coverage after the Policy has been in force during the insured's lifetime for two years from the effective date of any increase. Any contest of an increase in the specified amount of insurance coverage will be based on the application for that increase. Optional benefit riders to the Policy may have separate incontestability provisions.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o    Transfers among investment options.
o    Establish systematic transfer programs.
o    Change premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         LAPSE AND GRACE PERIOD

o        Lapse

         Because Policy value can fluctuate depending upon the performance of your selected variable investment options, your Policy can lapse, even if you pay all Planned Periodic Premiums on time.

         This Policy will lapse with no value when the Policy cash surrender value is not enough to cover any due but unpaid charges and, where a Policy loan exists, any loan interest due. However, this Policy will not lapse for a guaranteed period if the Guaranteed Death Benefit is in effect. This Policy also will not lapse during a grace period as long as sufficient premium is paid by the end of the grace period to prevent lapse.

           Lapse of the Policy may result in adverse tax consequences.

o        Guaranteed Death Benefit

         We guarantee the Policy will not lapse during its first five Policy Years so long as the Minimum Premium, less partial withdrawals and outstanding loan and loan interest, is paid, even if the Cash Surrender Value is not enough to pay Policy charges due. This feature may be modified or not available in all states.

         If an optional Guaranteed Death Benefit is elected, we further guarantee the Policy will not lapse during the Guaranteed Death Benefit Period (stated in your Policy's Schedule page; this period varies depending upon your age at Policy issue), even if the Cash Surrender Value is not enough to pay Policy charges due but unpaid, if you meet the Guaranteed Death Benefit Premium requirements and the following rules.
     o If the Policy does lapse, the Guaranteed Death Benefit ends and is not reinstated even if the underlying Policy is reinstated after a grace period;
     o Increases in specified amount of insurance will be reflected in the Guaranteed Death Benefit Premium requirement from the effective date of the change; and
     o Policy premiums paid to date, minus partial withdrawals since the Policy Date, and minus outstanding Policy loans and loan interest charged, must meet or exceed the cumulative Guaranteed Death Benefit Premium required to date.

o        Grace Period

         If your Policy lapses, we allow you a 61-day grace period to make a premium payment in order to continue the Policy. The grace period begins on the date we mail a notice of the premium necessary to keep this Policy in force. We will mail this notice to you at your current address on record with us and to any assignee on record. Insurance coverage continues during the grace period, but the Policy has no value for purposes of Policy loans, surrenders or transfers. If sufficient premium is not paid by the end of the grace period, the Policy will terminate without value as of the first day of the grace period. If the last insured dies during the grace period, we will deduct outstanding Policy debt and Policy charges due but not paid from the death benefit proceeds payable.

         REINSTATEMENT

         If the Policy lapses because a grace period ended without a sufficient payment being made, you may reinstate it within three years of the date of lapse. To reinstate, we must receive:
          o    Written application signed by you and the insureds;
          o Evidence of the insureds' insurability satisfactory to us, and the insurability of any insured covered under an optional benefit rider;
          o (For Applause! only, for Policy Years 4+. For Applause II and Encore! Policies, all Policy Years.) Premium at least equal to the greater of:
               (1) An amount sufficient to bring the Cash Surrender Value after the first Monthly Deduction to an amount greater than zero; or
               (2)  Three times the current Policy Month's monthly deductions.
          o    Repayment of any outstanding Policy debt.

         The effective date of reinstatement will be the Policy Monthly Anniversary date on or next following the date the reinstatement is approved.

         The specified amount of the reinstated Policy may not exceed the specified amount at the time of lapse. The Policy value on the effective date of reinstatement will equal the Policy value as of the date of lapse. The surrender charge at reinstatement, if any, will be based on the current Policy Year as if the Policy had never terminated.

         The Policy cannot be reinstated once it has been fully surrendered.

         DELAY OF PAYMENTS OR TRANSFERS

         We will usually pay any amounts from the Separate Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full or partial surrender from the Fixed Account for up to six months from the date we receive your Written Notice requesting the surrender.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable, you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         The interest of any beneficiary is subject to that of any assignee.

         MINOR OWNER OR BENEFICIARY

         Generally (and except as provided for in some states) a minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most States parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some States allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

         "FREE LOOK" RIGHTS

         Most States give you a limited period of time within which you can cancel your Policy, usually called a "right to examine" or "free look" period. The amount we will refund if you cancel during this period varies, but will always be at least the amount required by the State whose law governs your Policy. The specific terms of your State's "free look" requirements are on the front page of your Policy.

         OPTIONAL FEATURES

         Subject to certain requirements, one or more of the optional insurance benefits described in APPENDIX B may be added to your Policy by rider. The cost of any optional insurance benefit will be deducted monthly from Policy value as stated in this prospectus' CHARGES TABLES.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         HOW TO GET FINANCIAL STATEMENTS

         Our financial statements are included in a Statement of Additional Information ("SAI"). For information on how to obtain copies of these financial statements, at no charge, see the STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT provision on the last page of this prospectus.

POLICY DISTRIBUTIONS

         The principle purpose of the Policies is to provide a death benefit upon the insured's death, but before then you may also borrow against the Policy's Cash Surrender Value, take a partial withdrawal, or fully surrender it for its Cash Surrender Value. Tax penalties and surrender charges may apply to amounts taken out of your Policy.

         DEATH BENEFIT

         Upon the insured's death, we will pay to the Policy beneficiary:
          (a) the death benefit on the insured's life under the death benefit option in effect; plus
          (b) any additional life insurance proceeds provided by any optional benefit or rider; minus
          (c)  any outstanding Policy debt; minus
          (d) any due and unpaid Policy charges, including deductions for the month of death.

         We will pay the death benefit after we receive Due Proof of Death of the insured's death and as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to a payment option to the extent allowed by applicable law and any settlement agreement in effect at the insured's death. If neither you nor the beneficiary makes a payment option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
   -  Your Policy being in force;
   -  Our receipt of Due Proof of Death of the Insured;
   -  Our receipt of sufficient beneficiary information to make the payment; and
   -  Your election of a payment option.
"Due Proof of Death" is generally a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

o        Death Benefit Options
         You may choose one of two death benefit options. Option A is in effect unless you elect Option B.

Death Benefit Option A
     If you prefer to have favorable investment performance, if any, reflected in higher Policy value rather than increased insurance coverage, you should generally select Option A.
     Under Option A, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the insured's date of death; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).
Death Benefit Option B
     If you prefer to have favorable investment performance, if any, reflected in increased insurance coverage rather than higher Policy value, you should generally select Option B.
     Under Option B, the death benefit is the greater of:
     (a) the specified amount of insurance coverage on the date of death plus the Policy value; or
     (b) the Policy value on the date of death multiplied times the corridor percentage (see below).

         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
            Attained      Corridor    Attained    Corridor   Attained     Corridor    Attained    Corridor
              Age            %           Age         %          Age          %           Age          %
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
             0-40         250%
              41          243%          51         178%         61         128%         71         113%
              42          236%          52         171%         62         126%         72         111%
              43          229%          53         164%         63         124%         73         109%
              44          222%          54         157%         64         122%         74         107%
              45          215%          55         150%         65         120%       75-90        105%
              46          209%          56         146%         66         119%         91         104%
              47          203%          57         142%         67         118%         92         103%
              48          197%          58         138%         68         117%         93         102%
              49          191%          59         134%         69         116%        94+         101%
              50          185%          60         130%         70         115%
         ------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------

o        Changes in Death Benefit Option
         After the first Policy Year, you may change your Policy's death benefit option.

Changes in Death Benefit Option Rules
o    Your request for a change must be by Written Notice.
o You can only change your Policy death benefit option once each Policy Year. The change will be effective on the Policy Monthly Anniversary after we receive your request.
o    There is no fee to change your Policy death benefit option.
o Changing from Option A to Option B: Applause! Policies: The specified amount will remain unchanged (evidence of insurability is required). Applause! II and Encore! Policies: The specified amount is decreased by an amount equal to the total Policy value as of the date of the change (no evidence of insurability is required). For all

     Policies, the new death benefit will equal the specified amount plus the Policy value.
o Changing from Option B to Option A: The specified amount of insurance will equal the death benefit on the date of the change.
o The change is only allowed if the new specified amount of insurance meets the requirements set forth in the Change in Specified Amount of Insurance Coverage section, below.

o        Change in Specified Amount of Insurance Coverage
         You may change the current specified amount of insurance coverage by Written Notice on a form provided by us, and subject to our approval. A change could have federal tax consequences (see this Prospectus' TAX MATTERS section). Any change will take effect on the Policy Monthly Anniversary on or after the date we receive your Written Notice.

INCREASE () in Coverage Rules

o    No increase is allowed in the first Policy Year.
o    The insured's age nearest birthday must be 80 or younger.
o A new application, evidence of insurability, and additional premium for the amount of the increase may be required.
o Minimum amount of an increase in specified amount of insurance coverage is $25,000.
o Cost of insurance charges for the increase will be based upon the insured's attained age and underwriting class at the time of the increase.
o Surrender Charges become applicable to the amount of the increase, measured from the date of the increase. See this Prospectus' CHARGES section.
o Ongoing additional premium may be required to maintain your Policy's Guaranteed Death Benefit Premium requirements. (See this Prospectus' OTHER IMPORANT POLICY INFORMATION: Lapse and Grace Period - Guaranteed Death Benefit provision.)
o Additional premium may be required if Policy value at the time of the increase, minus outstanding Policy debt, is less than an amount equal to 12 times what the current monthly deductions from Policy value will be reflecting the increase in specified amount of insurance coverage.
o If we approve the increase, but in a rating class different than the original specified amount of insurance coverage or any prior increase, the Guaranteed Death Benefit Period may be adjusted.

DECREASE () in Coverage Rules
o No decrease is allowed in the first Policy Year nor during the first 12 Policy Months following an increase in specified amount of insurance coverage except for a decrease which is the result of a partial withdrawal.
o    The specified amount of coverage after the decrease must be at least:

     Applause! Policies - $100,000 for insureds in the preferred rate class; $35,000 for insureds in all other rate classes.

     Applause! II Policies - $100,00 for insureds in the preferred rate class; $50,000 in the 2nd and 3rd Policy Year, and $35,000 in the 4th and subsequent Policy Years for insureds in all other rate classes.

     Encore! Policies - For insureds whose age at Policy issue was 20-49:
     $500,000 in the 2nd and 3rd Policy Year, $400,000 in the 4th through 10th Policy Years, and $100,000 for the 11th and subsequent Policy Years. For insureds whose age at Policy issue was 50+: $250,000 in the 2nd and 3rd Policy Year, $200,000 in the 4th through 10th Policy Years, and $100,000 for the 11th and subsequent Policy Years.

o We may limit any requested decrease to the amount necessary to keep the Policy in compliance with maximum premium limits under federal tax law.
o A decrease will not lower the Guaranteed Death Benefit Premium in effect at the time of the decrease.

         MATURITY DATE

         The Policy's normal Maturity Date is the Policy Anniversary next following: for Applause! Policies, the insured's 95th birthday; for Applause! II and Encore! Policies, the insured's 100th birthday. On the Maturity Date, we will pay you the Policy value, less any Policy debt, if (a) the insured is then living; (b) this Policy is in force; and (c) coverage beyond maturity is not elected. The Policy may terminate prior to the Maturity Date as described above under the Lapse and Grace Period provision. If the Policy does continue in force to the Maturity Date, it is possible there will be little or no Policy Value at that time.

o        Coverage Beyond Maturity

         During the 90 days before the normal Policy Maturity Date, you may elect a no-cost Extended Maturity Rider to continue the Policy in force beyond the Maturity Date. The election must be made by Written Notice. As long as the Cash Surrender Value exceeds zero, the Policy may remain in force to provide a death benefit at the insured's death. After the normal Maturity Date, the following will then apply:

     o    The extended Maturity Date is the date of the insured's death.
     o    No further premium will be accepted.
     o    Cost of insurance and rider charges will be zero.
     o The normal Maturity Date is not extended for purposes of benefits under other optional benefit riders.
     o    Any loan outstanding will continue to accrue interest expense.
     o All Policy provisions not changed by the Extended Maturity Rider remain in effect.
     o The Policy could still lapse prior to the insured's death if Cash Surrender Value decreases to zero.

The tax consequences of continuing a Policy beyond the insured's age 100 are unclear. Please consult a tax adviser.

         Some States may require that your Policy mature as of a certain date (usually the Policy Anniversary nearest your 100th birthday), or limit your benefits and the charges we may collect for your coverage after such date. See your rider language for detailed information about benefits at age 100 and beyond.

         POLICY LOANS

         If you ask, your sales representative or we may be able to provide you with illustrations giving examples of how a loan might affect Policy value, Cash Surrender Value and death benefit. If the Policy is a modified endowment contract under tax law, then a Policy loan will be treated as a partial withdrawal for tax purposes. Any loan transaction will permanently affect Policy values, including net Policy funding used to determine if the Guaranteed Death Benefit remains in effect.

--------------------------------------------------------------------------------
Amount You Can Borrow
--------------------------------------------------------------------------------
APPLAUSE! Standard Policy Loan. After the first Policy Year, you may borrow not less than $200 and up to an amount equal to 90% of the Cash Surrender Value.

APPLAUSE! Reduced Rate Policy Loan. Available after the later of the Policy Anniversary nearest the insured's 55th birthday or the 10th Policy Anniversary. Amount eligible is 10% of Policy value on the date the Reduced Rate loan privilege first becomes available (see prior sentence), increased each subsequent Policy Year by an additional 10% of that amount plus 5% interest. Any loan outstanding on the date the Reduced Rate Loan privilege becomes available, up to the Reduced Rate Loan limit, will become a Reduced Rate Policy Loan from that point forward.

APPLAUSE! II and ENCORE! Standard Policy Loan. After the first Policy Year, you may borrow up to an amount equal to the Cash Surrender Value, minus guaranteed monthly deductions from Policy value for the rest of the Policy Year, minus interest on Policy loans including the requested loan for the rest of the Policy Year.

APPLAUSE! II and ENCORE! Reduced Rate Policy Loan. Available after the 10th Policy Year. Amount eligible is 10% of Cash Surrender Value as of the most recent Policy Anniversary, minus any outstanding Reduced Rate Loan principal. Any loan outstanding at the end of the 10th Policy Year, up to the Reduced Rate Loan limit, will become a Reduced Rate Policy Loan from that point forward.

--------------------------------------------------------------------------------
Loan Interest Rate
--------------------------------------------------------------------------------
APPLAUSE! Standard Policy Loan. Current net annual loan interest rate of 2%: we charge a current interest rate with a 6.5% effective annual yield (guaranteed to not exceed 8%), but we also credit an interest rate with an effective annual yield of 4.5% to any amounts in the Loan Account.

APPLAUSE! Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 4.5% effective annual yield (guaranteed to not exceed 4.5%), but we also credit an interest rate with an effective annual yield of 4.5% to any amounts in the Loan Account.

APPLAUSE! II and ENCORE! Standard Policy Loan. Current net annual loan interest rate of 2%: we charge a current interest rate with a 5.5% effective annual yield (guaranteed to not exceed 6%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.

APPLAUSE! II and ENCORE! Reduced Rate Policy Loan. Current net annual loan interest rate of 0%: we charge a current interest rate with a 3.5% effective annual yield (guaranteed to not exceed 4%), but we also credit an interest rate with an effective annual yield of 3.5% to any amounts in the Loan Account.

Loan Rules
o    The Policy must be assigned to us as sole security for the loan.
o We will transfer all loan amounts from the Subaccounts and the Fixed Account to a Loan Account. The amounts will be transferred on a pro rata basis. If the value of an investment option after a transfer pursuant to your instructions is less than $100, the amounts will be transferred on a pro rata basis.
o Loan interest is due on each Policy Anniversary. If the interest is not paid when due, we will transfer an amount equal to the unpaid loan interest to the Loan Account on a pro-rata basis from balances in all Subaccounts and the Fixed Account.
o If Policy debt exceeds Policy value minus the Surrender Charge minus accrued expenses and charges, you must pay the excess or your Policy will lapse.
o All or part of a loan may be repaid at any time while the Policy is in force. We will deduct the amount of the loan repayment from the Loan Account and allocate that amount among the Subaccounts and the Fixed Account in the same percentages as the Policy value is allocated on the date of repayment. We will treat any amounts you pay us as a premium unless you specify that it is a loan repayment.
o The death benefit will be reduced by the amount of any loan outstanding and unpaid loan interest on the date of the insured's death.
o Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions for tax purposes. However, it is possible that tax authorities could treat Reduced Rate Loans as distributions rather than loans.
o    We may defer making a loan for up to six months.

         FULL SURRENDER

         While the insured is alive, you may terminate the Policy for its Cash Surrender Value. Following a full surrender, all your rights in the Policy end, and the Policy may not be reinstated.

         Full Surrender Rules

o We will accept a full surrender request signed by you on our form of Written Notice by mail or facsimile.

o The applicable Surrender Charge is described in your Policy and the CHARGES section of this Prospectus.

o We may defer surrender payments from the Fixed Account for up to six months from the date we receive your request.

         PARTIAL WITHDRAWAL

         While the insured is alive, you may withdraw part of the Policy value. The amount requested and any partial withdrawal charge will usually be deducted from the Policy value on the date we receive your request if received before 3 p.m. Central Time. Such a reduction will impact the net Policy funding used to determine if the Guaranteed Death Benefit remains in effect.

         If Death Benefit Option A (described above) is in effect, then the current specified amount of insurance coverage as well as Policy value will be reduced by the amount of any partial withdrawal.

         If Death Benefit Option B (described above) is in effect, the Policy value will be reduced by the amount of the partial surrender, but the specified amount of insurance coverage will not change.

Partial Withdrawal Rules
o    A partial surrender request must be made by Written Notice.
o The applicable Partial Withdrawal Charge is described in your Policy and the CHARGES section of this Prospectus.
o The minimum partial withdrawal amount is $500; the maximum is an amount such that remaining Cash Surrender Value is at least $1,000 or an amount sufficient to maintain the Policy in force for the rest of that Policy Year (and, for Applause! Policies, the remaining Policy value during Policy Years 1-5 is at least two times the Guaranteed Death Benefit Premium), and the specified amount of insurance coverage after the withdrawal must be at least:
     Applause! Policies - $100,000 for insureds in the preferred rate class ; $35,000 for insureds in all other rate classes.
     Applause! II Policies - $100,00 for insureds in the preferred rate class; $50,000 in the 2nd and
     3rd Policy Year, and $35,000 in the 4th and subsequent Policy Years for insureds in all other rate classes.
     Encore! Policies - For insureds whose age at Policy issue was 20-49:
     $500,000 in the 2nd and 3rd Policy Year, $400,000 in the 4th through 10th Policy Years, and $100,000 for the 11th and subsequent Policy Years. For insureds whose age at Policy issue was 50+: $250,000 in the 2nd and 3rd Policy Year, $200,000 in the 4th through 10th Policy Years, and $100,000 for the 11th and subsequent Policy Years.
o    A partial withdrawal is irrevocable.
o Partial withdrawals are made first from premiums paid and then from earnings, beginning with the most recent premium payment, unless the Policy is a modified endowment contract (MEC) in which case they're made first from earnings and then from premiums.
o Partial withdrawals will be deducted from your Policy investment options on a pro rata basis, unless you instruct us otherwise. If the value of an investment option after a withdrawal pursuant to your instructions is less than $100, the amounts will be deducted on a pro rata basis.
o Partial withdrawals result in cancellation of Accumulation Units from each applicable Subaccount. You may direct us to deduct withdrawal amounts from investment options you elect; if that is not possible (due to insufficient value in one of the investment options you elect) or you have not given such instructions, we will deduct withdrawals on a pro-rata basis from all Subaccounts and the Fixed Account.
o We reserve the right to defer withdrawal payments from the Fixed Account for up to six months from the date we receive your request.
o Partial withdrawals may change the Guaranteed Death Benefit Premium requirements. You may request a new illustration of Policy values from us to demonstrate these changes.
o Depending upon the circumstances, a partial withdrawal may have tax consequences.

        PAYMENT OF POLICY PROCEEDS

         A primary function of a life insurance policy is to provide payment options for payment of Policy proceeds in a way that best benefits the payee. Policy proceeds are payable upon the insured's death, a full surrender or partial withdrawal of Policy value, or upon any other benefit where certain proceeds are payable. You may elect to have Policy proceeds paid under one of several payment options or as a lump sum. If another option is not chosen within 60 days of the date we receive satisfactory proof of the insured's death, we will make payment in a lump sum to the beneficiary.

         Rules for Payment of Policy Proceeds
          o You, or your beneficiary after your death if you are the insured, may elect a payment option by completing an election form that can be requested from us at any time.
          o Payees must be individuals who receive payments in their own behalf unless otherwise agreed to by us.
          o An association, corporation, partnership or fiduciary can only receive a lump sum payment or a payment under a fixed period payment option (Option C).
          o Any payment option chosen will be effective when we acknowledge it.
          o We may require proof of your age or survival or the age or survival of the payee.
          o We reserve the right to pay the proceeds in one lump sum when the amount is less than $5,000, or when the payment option chosen would result in periodic payments of less than $100. If any payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under a payment option less frequently than annually.
          o No payee may commute, encumber or alienate any proceeds under this Policy before they are due. No proceeds are subject to attachment for any debt or obligation of any payee.
          o When the last payee dies, we will pay to the estate of that payee any amount on deposit, or the then present value of any remaining guaranteed payments under a fixed payment option.

         Payments under the payment options are fixed payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. Proceeds to fund payments are transferred to our general account and are no longer a part of the Separate Account. We have sole discretion whether or not to pay a higher interest rate for payment options A, B, C, D or E (see below). Current single premium immediate annuity rates for options D or E are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the date payment of Policy proceeds is to begin, and does not change.

o        Selecting a Payment Option

         Once fixed payments under a payment option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options A to C to options D to F after the date payment of Policy proceeds begins. However, we reserve the right to discontinue this practice.)

The longer the guaranteed or projected payment option period, the lower the amount of each payment.

         Note: If you elect payment options D or E and select a non-guaranteed period, it is possible that only one annuity payment would be made under the payment option if the person whose life the payment is based upon (the "measuring life") dies before the due date of the second payment, only two payments would be made if the "measuring life" died before the due date of the third payment, etc.

         The payment options for receiving Policy proceeds are:

A. Interest Payment. We will pay interest each month at a rate determined by us on the amount retained.

B. Payments for a Fixed Amount. Proceeds are paid in equal monthly installments until proceeds, with interest, have been fully paid. The total annual payment must be at least 5% of the amount retained.

C. Payments for a Fixed Period. Proceeds are paid in equal monthly installments for the specified period chosen not to exceed 20 years. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

D. Lifetime Income. Proceeds are paid as equal monthly installments based on the life of a named person, and continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time or a lump sum refund.

E. Joint and Last Survivor Lifetime Income. Proceeds are paid as equal monthly installments during the joint lives of two individuals and until the last of them dies. Variations provide for a reduced amount of payment during the lifetime of the surviving person.

F.   Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the Policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the Policy or any transaction involving the Policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a Policy.

         LIFE INSURANCE QUALIFICATION; TAX TREATMENT OF DEATH BENEFIT

         The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the Policy. Thus, there is some uncertainty about how those tests apply to the Policy.

         Nevertheless, we believe the Policy qualifies as a life insurance contract for federal tax purposes, so that:
          o the death benefit should be fully excludable from the beneficiary's gross income; and
          o you should not be considered in constructive receipt of the Cash Surrender Value, including any increases in Cash Surrender Value, unless and until it is distributed from the Policy.

         We reserve the right to make such changes in the Policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

         Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. The Code rules governing whether a Policy will be treated as a modified endowment contract are extremely complex. In general, a Policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven Policy Years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a modified endowment contract because of a material change. The determination of whether a Policy is a modified endowment contract after a material change generally depends upon the relationship of the Policy's death benefit and Policy value at the time of such change and the additional premium payments made in the seven years following the material change. A Policy may also become a modified endowment contract if the death benefit is reduced.

This Policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired Policy transactions may cause such treatment. When a premium payment is credited which we believe causes the Policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to avoid such treatment. You have 30 days after receiving such a notice to request the refund.

         A Policy issued in exchange for a modified endowment contract is subject to tax treatment as a modified endowment contract. However, we believe that a Policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the Policy is greater than or equal to the death benefit of the Policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the Policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a Policy from being treated as a modified endowment contract.

         SPECIAL CONSIDERATIONS FOR CORPORATIONS

       Premium paid by a business for a life insurance Policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the Policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the Policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the Policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes. In recent years, Congress has adopted new rules relating to corporate owned life insurance. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax advisor.

TAX TREATMENT OF LOANS & OTHER DISTRIBUTIONS

         Upon a surrender or lapse of the Policy, if the amount received plus any outstanding Policy debt exceeds the total cost basis in the Policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a Policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a modified endowment contract.

"Cost Basis in the Policy" means:
- the total of any premium payments or other consideration paid for the Policy, minus
-    any withdrawals previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial withdrawals, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Policy value immediately before the distribution over the cost basis in the Policy at such time.
2) Loans from or secured by the Policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the Policy and then, only after the return of all such cost basis in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy).

         Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

         Distributions (including upon surrender) and loans from, or secured by, a Policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a Policy which is not now but later becomes a modified endowment contract, then any distributions made from the Policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

         OTHER POLICY OWNER TAX MATTERS

         Depending on the circumstances, the exchange of a Policy, a change in the Policy's death benefit option, a Policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a Policy depends on the circumstances of each Owner or beneficiary.

         Interest paid on Policy loans generally is not tax deductible.

         Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial surrender, collateral assignment or full surrender) from a Policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the Policy. If we or any of our affiliates issue more than one modified endowment contract to the same Policy Owner within any 12-month period, then for purposes of measuring the income on the Policy with respect to a distribution from any of those Policies, the income for all those Policies will be aggregated and attributed to that distribution.

         Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon your or the beneficiary's individual circumstance.

         Diversification requirements. Investments of the Separate Account must be "adequately diversified" for the Policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in Policy value plus the cost of insurance protection for the year. However, we believe the Policy complies fully with such requirements.

         Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the Separate Account may cause you, rather than us, to be treated as the owner of the assets in the Separate Account. To date, no such regulations or guidance has been issued. If you are considered the Owner of the assets of the Separate Account, income and gains from the Separate Account would be included in your gross income.

         The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating Policy premium and Policy values. These differences could result in you being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the Owner of the assets of the Separate Account.

         Tax-advantaged arrangements. The Policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this Policy for the arrangement.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on Table of Contents page or the last page of this prospectus.

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
                   ALGER                                     Offered through The Alger American Fund

                                                              Advised by Fred Alger Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Balanced                        Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Alger American Leveraged AllCap                Common stocks of companies with growth potential.
---------------------------------------------- -----------------------------------------------------------------------
              AMERICAN CENTURY                      Offered through American Century Variable Portfolios, Inc.
                                                     Advised by American Century Investment Management, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VP Income & Growth                             Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
      AMERITAS PORTFOLIOS (subadvisor)          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
                                                               Advised by Ameritas Investment Corp.

---------------------------------------------- -----------------------------------------------------------------------
Ameritas Emerging Growth (MFS Co.)             Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth (Fred Alger)                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Growth With Income (MFS Co.)          Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Income & Growth (Fred Alger)          Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Index 500 (State Street)              Common stocks of U.S. companies on the S&P 500 Index.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas MidCap Growth (Fred Alger)            Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Money Market (Calvert)                Money Market
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Research (MFS Co.)                    Growth and Income
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Select (Harris/Oakmark)               Common stocks of U.S. companies.  Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Company Equity (Babson)         Growth.
---------------------------------------------- -----------------------------------------------------------------------
Ameritas Small Capitalization (McStay)         Growth.
---------------------------------------------- -----------------------------------------------------------------------
             CALVERT PORTFOLIOS                  Offered through Calvert Variable Series, Inc. Calvert Portfolios
                                                        Advised by Calvert Asset Management Company, Inc.
---------------------------------------------- -----------------------------------------------------------------------
CVS Income                                     Income.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Balanced                            Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Equity                              Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social International Equity                Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Mid Cap Growth                      Growth.
---------------------------------------------- -----------------------------------------------------------------------
CVS Social Small Cap Growth                    Growth.
---------------------------------------------- -----------------------------------------------------------------------
                                                           Offered through Dreyfus Investment Portfolios
                                                                Advised by The Dreyfus Corporation
---------------------------------------------- -----------------------------------------------------------------------
MidCap Stock - Service Shares                  Income and Growth.
---------------------------------------------- -----------------------------------------------------------------------
          FIDELITY (Initial Class)                         Offered through Variable Insurance Products
                                                       Advised by Fidelity Management and Research Company
---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager                              Allocated investments among stocks, bonds and short-term/money market investments. Investment objective is high total return with reduced risk over the long-term.
---------------------------------------------- -----------------------------------------------------------------------
VIP Asset Manager: Growth                      Allocated investments among stocks, bonds and short-term/money market investments.  Investment objective is high total return.
---------------------------------------------- -----------------------------------------------------------------------
VIP Contrafund                                 Common stocks of fully recognized. Investment objective is  long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP Equity-Income                              Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Growth                                     Growth.
---------------------------------------------- -----------------------------------------------------------------------
VIP High Income                                Income.
---------------------------------------------- -----------------------------------------------------------------------
VIP Investment Grade Bond                      Bond.
 ---------------------------------------------- -----------------------------------------------------------------------
VIP Overseas                                   Income and Growth.
 ---------------------------------------------- -----------------------------------------------------------------------

                                      -32-

---------------------------------------------- -----------------------------------------------------------------------
              Separate Account
                 Portfolio                                  Summary of Investment Strategy/Fund Type
---------------------------------------------- -----------------------------------------------------------------------
               INVESCO FUNDS                        Offered through INVESCO Variable Investment Funds, Inc.
                                                               Advised by INVESCO Funds Group, Inc.
---------------------------------------------- -----------------------------------------------------------------------
VIF-Dynamics                                   Common stocks of mid size companies.  Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
                     MFS                                   Offered through MFS Variable Insurance Trust
                                                       Advised by Massachusetts Financial Services Company
---------------------------------------------- -----------------------------------------------------------------------
New Discovery                                  Common stocks of smaller cap emerging growth companies that are early in their life cycles. Investment objective is capital growth.
---------------------------------------------- -----------------------------------------------------------------------
Strategic Income                               Income.
---------------------------------------------- -----------------------------------------------------------------------
Utilities                                      Income.
---------------------------------------------- -----------------------------------------------------------------------
              SALOMON BROTHERS                     Offered through Salomon Brothers Variable Series Funds Inc.
                                                        Advised by Salomon Brothers Asset Management, Inc.
----------------------------------------------- -----------------------------------------------------------------------
Variable All Cap                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
           SUMMIT PINNACLE SERIES                Offered through Summit Mutual Funds Inc. Summit Pinnacle Series
                                                           Advised by Summit Investment Partners, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Nasdaq-100 Index                               Growth.
---------------------------------------------- -----------------------------------------------------------------------
Russell 2000 Small Cap Index                   Growth.
---------------------------------------------- -----------------------------------------------------------------------
S&P MidCap 400 Index                           Growth.
---------------------------------------------- -----------------------------------------------------------------------
                THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                                  Advised by EQSF Advisers, Inc.
---------------------------------------------- -----------------------------------------------------------------------
Third Avenue Value                             Primarily common stocks of companies with strong balance sheets which the manager considers undervalued, often smaller companies. Investment objective is long-term capital growth.
---------------------------------------------- -----------------------------------------------------------------------
                                                     Offered through The Universal Institutional Funds, Inc.
                 VAN KAMPEN                           Advised by Morgan Stanley Investment Management, Inc.
                                                                         dba "Van Kampen"
---------------------------------------------- -----------------------------------------------------------------------
Emerging Markets Equity - Class I              Long-term capital appreciation by investing primarily in growth-
                                               oriented equity securities of issuers in emerging markets countries.
---------------------------------------------- -----------------------------------------------------------------------
Global Value Equity - Class I                  Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
---------------------------------------------- -----------------------------------------------------------------------
International Magnum - Class I                 Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.
---------------------------------------------- -----------------------------------------------------------------------
U.S. Real Estate - Class I                     Above average current income and long term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
----------------------------------------------------------------------------------------------------------------------

APPENDIX B: Optional Features

         This Appendix is intended to provide only a very brief overview of additional benefits available to be added to your Policy by rider. Some of these features are only available at the time the Policy is issued, and may not be added later. For more information, contact your registered representative or us. Certain riders may not be available in all States.

o    Extended Guaranteed Death Benefit Rider (APPLAUSE! Policies only)
          This Rider allows you to extend the guaranteed death benefit period available in the base Policy. This kind of feature is built into the base Policy for Applause! II and Encore! Policies.
          Cost: No extra cost. Minimum premium requirements must be maintained to keep this benefit in force.

o Waiver of Monthly Deductions on Disability Rider (APPLAUSE! II and ENCORE! Policies only)
          This Rider provides that during periods of the insured's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o Payor Waiver of Monthly Deductions on Disability Rider (APPLAUSE! II and ENCORE! Policies only)
          This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, certain Policy charges and charges for any Policy riders will be waived.

o    Disability Benefit Rider
          This Rider provides that during periods of the insured's total disability, as defined in the Rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.

o    Payor Disability Rider
          This Rider provides that during periods of the premium payor's total disability, as defined in the Rider, we will pay benefits to the Policy Owner by paying some or all of the Policy premiums, and by waiving the Cost of Insurance Charge for this Rider. The Owner chooses the benefit level at the issue of the Rider.

o    Accidental Death Benefit Rider
          This Rider pays an additional benefit upon the insured's death resulting from a covered accident.

o    Children's Protection Rider
          This Rider provides term life insurance protection, as defined in the Rider, for the insured's children.

o    Guaranteed Insurability Rider
          This Rider guarantees that insurance coverage may be added at various option dates without evidence of insurability. This benefit may be exercised on the option dates even if the insured is disabled.

o    Covered Insured Rider
          This Rider provides term insurance upon a named insured's life in addition to the specified amount of insurance coverage under the Policy.

o    Reduced Interest Rate Loan Rider  (APPLAUSE! Policies only)
          This Rider provides for the opportunity to take loans against the Policy at a lower net interest rate than is permitted under the base Policy. This feature is built into the base Policy for Applause! II and Encore! Policies.
          Cost: No extra cost.

o    Terminal Illness Rider
         This Rider provides for the ability to accelerate the death benefit to be a living benefit to withdraw value from the Policy, as defined in the Rider, in the event of diagnosis of a terminal illness. Cost: No extra cost. The total value available as a benefit is an amount less than the total death benefit payable under the Policy.

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the total Policy value less outstanding loans and loan interest, less any applicable surrender charge, and less any due but unpaid Policy charges.

Fixed Account is an account that credits a fixed rate of interest guaranteed by us and is not affected by the experience of the variable investment options of the Separate Account. The Fixed Account is part of our general account.

Guaranteed Death Benefit is the initial specified amount of insurance guaranteed for the first five Policy Years so long as Minimum Premium is paid, and any other longer period provided by an optional Guaranteed Death Benefit Rider.

Loan Account is an account we maintain for your Policy if you have a Policy loan outstanding. The Loan Account is credited with interest and is not affected by the experience of the variable investment options of the Separate Account. The Loan Account is part of our general account.

Owner, You, Your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the effective date for Policy coverage. It is usually, but need not be, the same as the date the Policy is issued.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the Policy Date of your Policy.

Premium

   Guaranteed Death Benefit Premium is the amount of premium which, if paid in advance, will keep your Policy in force during the optional Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Cash Surrender Value is zero or less.
   Minimum Premium is the amount of premium which, if paid monthly in advance, will keep your Policy in force for the first five Policy Years, even if the Cash Surrender Value is zero or less.
   Planned Periodic Premium is a schedule of equal premiums payable at fixed intervals chosen by you, the Owner. You need not follow this schedule, nor will following it ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Premium or Guaranteed Death Benefit Premium.

Subaccount is a variable investment option division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single, underlying, non-publicly traded portfolio issued through a series fund.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business on the next succeeding Business Day.

We, Us, Our, Ameritas, AVLIC - Ameritas Variable Life Insurance Company.

Written Notice or Request -- Written notice, signed by you, in good order, on a form approved by or acceptable to us, that gives us the information we require and is received at AVLIC, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required. When notice is permitted and sent to us by facsimile, we have the right to implement the request if the copied or facsimile signature appears to be a copy of a your genuine original signature.

         IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
                       for reviewing this Prospectus. You
                          should also review the series
                           fund prospectuses for those
                         Subaccount variable investment
                        option underlying portfolios you
                                 wish to select.

                             IF YOU HAVE QUESTIONS,
                    wish to request a Statement of Additional
                    Information, or want information about a
                         Policy including a personalized
                        illustration, contact your sales
                     representative, or write or call us at:

                    Ameritas Variable Life Insurance Company
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501

                                       or

                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                 Interfund Transfer Request Fax: 1-402-467-7923
                            www.variable.ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we'll send you the form you need.

       ILLUSTRATIONS

       Illustrations are tools that can help demonstrate how the Policy operates, given the Policy's charges, investment options and any optional features selected, how you plan to accumulate or access Policy value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy's death benefits, Cash Surrender Values and Policy values with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your sales representative or us (at our toll-free telephone number) to provide an illustration, without charge, based upon your specific situation.

       STATEMENT OF ADDITIONAL INFORMATION; REGISTRATION STATEMENT

     A Statement of Additional Information ("SAI") with the same date as this prospectus contains other information about us and the Policy. You may obtain a copy without charge upon request to our toll-free telephone number shown to the left. Information about us (including the SAI), is available on the SEC's Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC's Public Reference Room, 450 Fifth St., NW, Washington, D.C. 20549-0102. (Direct questions to the SEC at 202-942-8090.)

       REPORTS TO YOU

       We will send you a statement at least annually showing your Policy's death benefit, Policy value and any outstanding Policy loan balance. We will also confirm Policy loans, Subaccount transfers, lapses, surrender, partial withdrawals, and other Policy transactions as they occur. You will receive such additional periodic reports as may be required by the SEC.


Applause!, Applause II, & Encore!
                   SEC Registration #: 811-04473; 33-30019, 333-14845, 333-15585

                                   Last Page

Statement of Additional Information:  May 1, 2003
to accompany Policy Prospectuses dated:  May 1, 2003

VARIABLE LIFE INSURANCE POLICIES
offered through
AMERITAS VARIABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT V


TABLE OF CONTENTS                                Page

About Our Company..................................1

Underwriter........................................2
Distribution of the Policy

More Information on Charges........................3
         Waiver of Certain Charges
         Underwriting Procedure
Distribution of Materials
Advertising

Performance Data...................................4
Financial Statements
--------------------------------------------------------------------------------
Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                             Ameritas Variable Life
                               Insurance Company,
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-6153
                            www.variable.ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

         This Statement of Additional Information is not a prospectus. It contains information in addition to that set forth in the Policy prospectus and should be read together with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by e-mailing us or accessing it through our Web site at www.variable.ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

         ABOUT OUR COMPANY

         Ameritas Variable Life Insurance Company Separate Account V was established as a separate investment account of Ameritas Variable Life Insurance Company ("we, us, our, Ameritas") on August 28, 1985. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust. We issue the Policy described in this prospectus and are responsible for providing each Policy's insurance benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1983. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas Life Insurance Corp. ("Ameritas Life"), Nebraska's first insurance company - in business since 1887, and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869.

         We are engaged in the business of issuing life insurance and annuities throughout the United States (except New York), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services business offering the above listed products and services as well as mutual funds and other investments, financial planning, retirement plans and 401(k) plans, group dental and vision insurance, banking and public financing.


                                     SAI:1

        UNDERWRITER

                  The Policies are offered continuously and are distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                    YEAR:       2000             2001             2002
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable life insurance commission we paid to AIC that       $14,274,305      $16,298,239      $11,072,048
was paid to other broker-dealers and representatives
(not kept by AIC).
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable life insurance commission earned and kept by             $2,967           $9,926           $1,283
AIC.
---------------------------------------------------------- ---------------- ---------------- ----------------
Fees we paid to AIC for variable life insurance                 $445,960         $395,488         $343,169
Principal Underwriter services.
---------------------------------------------------------- ---------------- ---------------- ----------------

         DISTRIBUTION OF THE POLICY

         Our underwriter, AIC, enters into contracts with various broker-dealers ("Distributors") to distribute Policies. These Distributors are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"). All persons selling the Policy must be registered representatives of the Distributors, and must also be licensed as insurance agents to sell variable insurance products.

         Distribution Compensation for Currently Sold Products

          o Overture VIVA!: Commission may equal an amount up to 120% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.5% of the Policy value beginning in the fifth Policy Year.
          o Overture OVATION!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Overture BRAVO!: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.
          o Corporate Benefit VUL: During the first Policy Year, the commission may equal an amount up to 30% of premium in the first year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the sixth Policy Year.
          o Overture LIFE SPVUL: During the first Policy Year, the commission may equal an amount up to 105% of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

         Distribution Compensation for Products No Longer Being Sold
          o Overture APPLAUSE, APPLAUSE II, & ENCORE!: During the first Policy Year, the commission may equal an amount up to 100% (105% for Encore!) of the first year target premium paid plus the first year cost of any riders and 4% for premiums paid in excess of the first year target premium. For Policy Years two through seven, the commission may equal an amount up to 4% (2% for Encore!) of premiums paid. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the eighth Policy Year.

         Compensation arrangements may vary among broker-dealers. We may also pay other distribution expenses such as production incentive bonuses. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES section.

                                     SAI:2

         MORE INFORMATION ON CHARGES

o        Waiver of Certain Charges

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding charges charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue, or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. Any fee waiver will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to State approval.

o        Underwriting Procedure

         The Policy's cost of insurance depends upon the insured's sex, issue age, risk class, and length of time the Policy has been in force. The rates will vary depending upon tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

       The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

       If the rating class for any increase in the specified amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the cost of insurance rate, as discussed earlier.

       The actual charges made during the Policy year will be shown in the annual report delivered to Policy owners.

        DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box.

        ADVERTISING

         From time to time, we may advertise performance information for the Subaccounts and their underlying portfolios. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios.

         We may provide hypothetical illustrations of Policy value, Cash Surrender Value and death benefit based on historical investment returns of the underlying portfolios for a sample Policy based on assumptions as to age, sex and risk class of the insured, and other Policy-specific assumptions.

         We may also provide individualized hypothetical illustrations calculated in the same manner as stated above but based upon factors particular to your Policy.

                                     SAI:3

PERFORMANCE DATA

         From time to time, we may advertise performance for the Subaccount variable investment options. Performance data is available on our website and is authorized for use with prospective investors only when accompanied or preceded by current product and fund prospectuses containing detailed information about the Policy, investment, limitations and risks.

         Performance returns reflect fees and charges assessed by the fund companies and current mortality and expenses and administrative risk charges deducted from separate account assets. Some portfolio advisors have agreed to limit their expenses; without these limits, performance would have been lower. The returns shown on our website do not reflect the Policy's transaction fees and periodic charges. If these fees and charges were deducted, the performance quoted would be lower. Yields shown are typically "annualized" yields. This means the income generated during the measured seven days is assumed to be generated each week over a 52-week period, and not reinvested, and is shown as a percentage of the investment.

         We encourage you to obtain a personalized illustration which reflects all charges of the Policy and the impact of those charges upon performance; contact your registered representative or us to obtain an illustration, without charge, based upon your specific situation. See the Policy prospectus for detailed information about Policy charges and portfolio prospectuses for each portfolio's expenses.

         For periods prior to the date the Policy Subaccount began operation, performance data will be calculated based on the performance of the underlying portfolio and the assumption that the Subaccounts were in existence for the same periods as those indicated for the underlying portfolio with the level of Policy charges that were in effect at the inception of the Subaccount.

         Past performance is no guarantee of future results. The return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

         FINANCIAL STATEMENTS

         The financial statements of Ameritas Variable Life Insurance Company as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the Subaccounts of Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2002, and for each of the periods in the two year period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street, Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

         Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.


                                     SAI:4

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2002, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account V as of December 31, 2002, and the results of their operations and changes in net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 14, 2003

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS
INVESTMENTS AT FAIR VALUE:

    Variable Insurance Products (Fidelity):
       VIP Equity-Income Portfolio: Initial Class (Equity-Income IC) -
         1,261,526.103 shares at $18.16 per share (cost $28,023,245)                             $     22,909,314
       VIP Equity-Income Portfolio: Service Class (Equity-Income SC) -
         11,127.091 shares at $18.10 per share (cost $246,227)                                            201,400
       VIP Equity-Income Portfolio: Service Class 2 (Equity-Income SC2) -
         28,160.191 shares at $18.00 per share (cost $523,701)                                            506,883
       VIP Growth Portfolio: Initial Class (Growth IC) -
         1,309,939.659 shares at $23.44 per share (cost $50,963,105)                                   30,704,986
       VIP Growth Portfolio: Service Class (Growth SC) -
         13,604.304 shares at $23.34 per share (cost $493,247)                                            317,524
       VIP Growth Portfolio: Service Class 2 (Growth SC2) -
         14,213.397 shares at $23.21 per share (cost $374,416)                                            329,893
       VIP High Income Portfolio: Initial Class (High Income IC) -
         1,415,483.330 shares at $5.93 per share (cost $8,146,771)                                      8,393,816
       VIP High Income Portfolio: Service Class (High Income SC) -
         180,419.605 shares at $5.91 per share (cost $1,002,925)                                        1,066,280
       VIP High Income Portfolio: Service Class 2 (High Income SC2) -
         72,097.449 shares at $5.87 per share (cost $400,319)                                             423,212
       VIP Overseas Portfolio: Initial Class (Overseas IC) -
         841,281.979 shares at $10.98 per share (cost $16,925,112)                                      9,237,276
       VIP Overseas Portfolio: Service Class (Overseas SC) -
         8,562.239 shares at $10.94 per share (cost $128,913)                                              93,671
       VIP Overseas Portfolio: Service Class 2 (Overseas SC2) -
         9,275.613 shares at $10.90 per share (cost $111,777)                                             101,104
       VIP Asset Manager Portfolio: Initial Class (Asset Mgr. IC) -
         1,700,364.918 shares at $12.75 per share (cost $27,596,679)                                   21,679,653
       VIP Asset Manager Portfolio: Service Class (Asset Mgr. SC) -
         13,849.857 shares at $12.66 per share (cost $193,750)                                            175,339
       VIP Asset Manager Portfolio: Service Class 2 (Asset Mgr. SC2) -
         5,164.089 shares at $12.59 per share (cost $66,987)                                               65,016
       VIP Investment Grade Bond Portfolio: Initial Class (Inv. Bond IC) -
         1,094,904.332 shares at $13.70 per share (cost $13,969,241)                                   15,000,189
       VIP Investment Grade Bond Portfolio: Service Class 2 (Inv. Bond SC2) -
         82,139.529 shares at $13.57 per share (cost $1,054,588)                                        1,114,633
       VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
         934,727.484 shares at $18.10 per share (cost $19,869,827)                                     16,918,567
       VIP Contrafund Portfolio: Service Class (Contrafund SC) -
         17,658.910 shares at $18.04 per share (cost $376,576)                                            318,567


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Fidelity Variable Insurance Products (Fidelity), continued:
       VIP Contrafund Portfolio: Service Class 2 (Contrafund SC2) -
         16,998.636 shares at $17.95 per share (cost $319,997)                                   $        305,126
       VIP Asset Manager: Growth Portfolio: Initial Class (Asset Mgr. Gr. IC) -
         280,647.404 shares at $10.33 per share (cost $3,942,511)                                       2,899,088
       VIP Asset Manager: Growth Portfolio: Service Class (Asset Mgr. Gr. SC) -
         781.098 shares at $10.27 per share (cost $9,221)                                                   8,022
       VIP Asset Manager: Growth Portfolio: Service Class 2 (Asset Mgr. Gr. SC2) -
         872.049 shares at $10.21 per share (cost $8,953)                                                   8,904
    The Alger American Fund (Alger):
       Alger American Balanced Portfolio (Balanced) -
         519,089.129 shares at $11.29 per share (cost $6,756,238)                                       5,860,516
       Alger American Leveraged AllCap Portfolio (Leveraged) -
         440,689.416 shares at $20.85 per share (cost $17,080,816)                                      9,188,374
    MFS Variable Insurance Trust (MFS):
       Strategic Income Series (Strategic Inc.) -
         196,067.655 shares at $10.53 per share (cost $1,991,843)                                       2,064,592
       Utilities Series (Utilities) -
         414,627.583 shares at $12.03 per share (cost $7,904,609)                                       4,987,970
       New Discovery Series (New Discovery) -
         293,443.290 shares at $10.44 per share (cost $4,637,155)                                       3,063,548
    The Universal Institutional Funds, Inc. (Morgan Stanley):
       Emerging Markets Equity Portfolio (Emerging Markets) -
         373,307.803 shares at $6.04 per share (cost $2,613,859)                                        2,254,779
       Global Value Equity Portfolio (Global Value) -
         346,347.621 shares at $9.84 per share (cost $4,246,393)                                        3,408,061
       International Magnum Portfolio (Intl. Magnum) -
         164,866.596 shares at $7.78 per share (cost $1,779,181)                                        1,282,662
       U.S. Real Estate Portfolio (U.S. Real Estate) -
         269,644.429 shares at $11.33 per share (cost $3,264,526)                                       3,055,071
    Calvert Variable Series, Inc., Ameritas Portfolios (Ameritas):
       Ameritas Emerging Growth Portfolio (Emerging Growth) -
         695,918.138 shares at $11.73 per share (cost $15,388,948)                                      8,163,120
       Ameritas Growth Portfolio (Growth) -
         571,688.152 shares at $32.00 per share (cost $31,961,870)                                     18,294,021
       Ameritas Growth With Income Portfolio (Growth with Income) -
         220,766.357 shares at $13.67 per share (cost $4,151,928)                                       3,017,876
       Ameritas Income & Growth Portfolio (Income and Growth) -
         884,368.425 shares at $9.12 per share (cost $12,591,519)                                       8,065,440

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc., Ameritas Portfolios (Ameritas), continued:
       Ameritas Index 500 Portfolio (Index 500) -
         211,867.107 shares at $95.07 per share (cost $31,043,103)                               $     20,142,206
       Ameritas MidCap Growth Portfolio (MidCap) -
         631,270.222 shares at $21.38 per share (cost $18,912,731)                                     13,496,557
       Ameritas Money Market Portfolio (Money Market) -
         25,076,629.170 shares at $1.00 per share (cost $25,076,629)             $   25,076,629
           Dividends Receivable                                                           1,724
                                                                                ----------------
             Total                                                                                     25,078,353
       Ameritas Research Portfolio (Research) -
         253,669.656 shares at $12.20 per share (cost $4,833,297)                                       3,094,770
       Ameritas Small Capitalization Portfolio (Small Cap) -
         592,876.053 shares at $19.04 per share (cost $23,953,827)                                     11,288,360
       Ameritas Small Company Equity Portfolio (Small Co. Equity) -
         136,728.774 shares at $17.79 per share (cost $2,639,566)                                       2,432,405
       Ameritas Select Portfolio (Select) -
         232,375.988 shares at $15.33 per share (cost $3,980,724)                                       3,562,324
    Calvert Variable Series, Inc. Calvert Portfolios (Calvert):
       CVS Social Balanced Portfolio (Balanced) -
         385,333.279 shares at $1.500 per share (cost $670,124)                                           578,000
       CVS Social International Equity Portfolio (Intl. Equity) -
         25,221.687 shares at $10.92 per share (cost $347,514)                                            275,421
       CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         41,373.058 shares at $18.31 per share (cost $938,310)                                            757,541
       CVS Social Small Cap Growth Portfolio (Small Cap) -
         94,149.791 shares at $11.03 per share (cost $1,341,545)                                        1,038,472
       CVS Social Equity Portfolio (Equity) -
         3,861.470 shares at $12.95 per share (cost $50,468)                                               50,006
       CVS Income Portfolio (Income) -
         15,166.613 shares at $15.46 per share (cost $235,848)                                            234,476
    American Century Variable Portfolios Inc. (American Century):
       VP Income & Growth Fund (Income & Growth) -
         325,572.356 shares at $5.16 per share (cost $1,952,948)                                        1,679,953
    INVESCO Variable Investment Funds, Inc. (Invesco):
       VIF-Dynamics Fund (Dynamics) -
         78,181.725 shares at $8.54 per share (cost $893,919)                                             667,672
    Salomon Brothers Variable Series Funds Inc. (Salomon):
       Variable All Cap Fund (All Cap) -
         92,655.069 shares at $11.26 per share (cost $1,306,541)                                        1,043,296

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2002

INVESTMENTS AT FAIR VALUE:

ASSETS, continued

    Summit Mutual Funds, Inc., Summit Pinnacle Series (Summit):
       S&P MidCap 400 Index Portfolio (S&P MidCap) -
         29,619.815 shares at $39.29 per share (cost $1,316,103)                                 $      1,163,763
       Russell 2000 Small Cap Index Portfolio (Russell Small Cap) -
         16,588.883 shares at $37.52 per share (cost $717,943)                                            622,415
       Nasdaq-100 Index Portfolio (Nasdaq-100 Index) -
         49,148.608 shares at $13.94 per share (cost $780,585)                                            685,132
    Third Avenue Variable Series Trust (Third Avenue):
       Third Avenue Value Portfolio (Value) -
         289,987.193 shares at $14.99 per share (cost $4,731,280)                                       4,346,908
    Dreyfus Investment Portfolios (Dreyfus):
       MidCap Stock Portfolio (MidCap) -
         3,037.856 shares at $12.02 per share (cost $36,995)                                               36,515
                                                                                                --------------------

    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                               $    297,759,038
                                                                                                ====================



The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                         Equity-Income IC
                                                                              --------------------------------------
                                                                                      2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        464,173   $        515,942
   Mortality and expense risk charge                                                   (237,397)          (271,366)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             226,776            244,576
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      631,791          1,449,552
   Net realized gain(loss) on sale of fund shares                                    (1,020,788)            (3,935)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (388,997)         1,445,617
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                       (5,000,476)        (3,536,039)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
    from operations                                                            $     (5,162,697)  $     (1,845,846)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        226,776   $        244,576
   Net realized gain(loss)                                                             (388,997)         1,445,617
   Net change in unrealized appreciation/depreciation                                (5,000,476)        (3,536,039)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (5,162,697)        (1,845,846)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,758,726          3,034,705
   Subaccounts transfers (including fixed account), net                                (954,553)          (429,861)
   Transfers for policyowner benefits and terminations                               (1,243,804)        (1,162,639)
   Policyowner maintenance charges                                                   (1,791,988)        (1,655,780)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,231,619)          (213,575)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (6,394,316)        (2,059,421)
Net assets at beginning of period                                                    29,303,630         31,363,051
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     22,909,314   $     29,303,630
                                                                              ================== ===================



The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

          Equity-Income SC                       Equity-Income SC2                          Growth IC
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $          2,783    $            988   $            153   $           ----    $         99,325   $         41,077
           (1,758)             (1,052)            (1,420)              ----            (340,889)          (462,957)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
            1,025                 (64)            (1,267)              ----            (241,564)          (421,880)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


            4,010               2,915                220               ----                ----          3,861,237
           (9,669)             (4,993)            (7,464)                 2          (2,963,242)        (1,751,882)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (5,659)             (2,078)            (7,244)                 2          (2,963,342)         2,109,355
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (38,940)             (8,977)           (16,855)                37         (11,198,166)       (12,771,288)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        (43,574)   $        (11,119)  $        (25,366)  $             39    $    (14,403,072)  $    (11,083,813)
=================== ================== =================== ================== ================== ===================




 $          1,025    $            (64)  $         (1,267)  $           ----    $       (241,564)  $       (421,880)
           (5,659)             (2,078)            (7,244)                 2          (2,963,342)         2,109,355
          (38,940)             (8,977)           (16,855)                37         (11,198,166)       (12,771,288)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (43,574)            (11,119)           (25,366)                39         (14,403,072)       (11,083,813)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           52,101              36,157            177,823                 82           4,852,462          5,708,577
           39,387             107,669            404,723              2,232          (3,388,553)        (1,440,521)
           (5,870)             (3,645)              (754)              ----          (1,732,152)        (1,924,747)
          (16,457)            (11,543)           (51,698)              (198)         (2,821,281)        (2,937,382)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           69,161             128,638            530,094              2,116          (3,089,524)          (594,073)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           25,587             117,519            504,728              2,155         (17,492,596)       (11,677,886)
          175,813              58,294              2,155               ----          48,197,582         59,875,468
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        201,400    $        175,813   $        506,883   $          2,155    $     30,704,986   $     48,197,582
=================== ================== =================== ================== ================== ===================


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                            Growth SC
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            416   $           ----
   Mortality and expense risk charge                                                     (2,959)            (2,562)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (2,543)            (2,562)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----             15,680
   Net realized gain(loss) on sale of fund shares                                       (23,280)           (11,531)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (23,280)             4,149
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                         (100,939)           (47,011)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (126,762)  $        (45,424)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (2,543)  $         (2,562)
   Net realized gain(loss)                                                              (23,280)             4,149
   Net change in unrealized appreciation/depreciation                                  (100,939)           (47,011)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (126,762)           (45,424)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  128,829            138,154
   Subaccounts transfers (including fixed account), net                                  13,945             63,005
   Transfers for policyowner benefits and terminations                                  (13,335)            (3,915)
   Policyowner maintenance charges                                                      (31,409)           (29,902)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     98,030            167,342
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (28,732)           121,918
Net assets at beginning of period                                                       346,256            224,338
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        317,524   $        346,256
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.

                                                       Fidelity

--------------------------------------------------------------------------------------------------------------------

             Growth SC2                           High Income IC                         High Income SC
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $             12    $           ----   $        499,062    $        766,657   $          5,628   $          4,501
             (997)               ----            (55,166)            (52,451)            (3,310)            (5,109)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
             (985)               ----            443,896             714,206              2,318               (608)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----                ----               ----               ----
             (783)                  5         (1,168,779)         (2,092,382)              (986)          (168,639)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
             (783)                  5         (1,168,779)         (2,092,382)              (986)          (168,639)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (44,532)                  8          1,100,844             691,256             69,588               (982)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        (46,300)   $             13   $        375,961    $       (686,920)  $         70,920   $       (170,229)
=================== ================== =================== ================== ================== ===================




 $           (985)   $           ----   $        443,896    $        714,206   $          2,318   $           (608)
             (783)                  5         (1,168,779)         (2,092,382)              (986)          (168,639)
          (44,532)                  8          1,100,844             691,256             69,588               (982)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (46,300)                 13            375,961            (686,920)            70,920           (170,229)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          156,031                 180            590,502             689,395             15,290             21,129
          267,170               2,966            820,206           2,422,346            952,932            197,107
           (1,043)               ----           (191,434)           (261,007)            (4,624)               (26)
          (48,861)               (263)          (376,188)           (321,750)           (20,514)           (31,311)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          373,297               2,883            843,086           2,528,984            943,084            186,899
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          326,997               2,896          1,219,047           1,842,064          1,014,004             16,670
            2,896                ----          7,174,769           5,332,705             52,276             35,606
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        329,893    $          2,896   $      8,393,816    $      7,174,769   $      1,066,280   $         52,276
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                         High Income SC2
                                                                              --------------------------------------
                                                                                      2002               2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            450   $           ----
   Mortality and expense risk charge                                                       (580)              ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                (130)              ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                            82               ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                      82               ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           22,889                  5
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         22,841   $              5
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $           (130)  $           ----
   Net realized gain(loss)                                                                   82               ----
   Net change in unrealized appreciation/depreciation                                    22,889                  5
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       22,841                  5
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:

   Payments received from policyowners                                                   98,593                359
   Subaccounts transfers (including fixed account), net                                 311,647              3,208
   Transfers for policyowner benefits and terminations                                      (29)              ----
   Policyowner maintenance charges                                                      (13,305)              (107)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    396,906              3,460
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  419,747              3,465
Net assets at beginning of period                                                         3,465               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        423,212   $          3,465
                                                                              ================== ===================


The accompanying notes are an integral part of these financial statements.


                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

             Overseas IC                            Overseas SC                           Overseas SC2
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                 2002               2001                2002               2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $         87,656    $        828,586   $            764   $          5,132    $             31   $           ----
          (97,619)           (124,511)              (828)              (874)               (294)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (9,963)            704,075                (64)             4,258                (263)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----           1,309,700               ----              8,200                ----               ----
       (1,000,606)         (1,286,444)           (16,166)            (6,517)               (976)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       (1,000,606)             23,256            (16,166)             1,683                (976)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (1,506,465)         (4,323,464)            (3,183)           (27,836)            (10,675)                 2
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $     (2,517,034)   $     (3,596,133)  $        (19,413)  $        (21,895)   $        (11,914)  $              2
=================== ================== =================== ================== ================== ===================




 $         (9,963)   $        704,075   $            (64)  $          4,258    $           (263)  $           ----
       (1,000,606)             23,256            (16,166)             1,683                (976)              ----
       (1,506,465)         (4,323,464)            (3,183)           (27,836)            (10,675)                 2
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (2,517,034)         (3,596,133)           (19,413)           (21,895)            (11,914)                 2
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        1,363,094           1,644,970             61,436             30,223              31,053                 13
         (769,591)           (640,400)           (12,675)              (676)             91,296                315
         (307,911)           (512,781)           (32,057)                35                (147)              ----
         (772,566)           (777,248)           (11,609)            (8,677)             (9,508)                (6)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (486,974)           (285,459)             5,095             20,905             112,694                322
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (3,004,008)         (3,881,592)           (14,318)              (990)            100,780                324
       12,241,284          16,122,876            107,989            108,979                 324               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      9,237,276    $     12,241,284   $         93,671   $        107,989    $        101,104   $            324
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                              --------------------------------------

                                                                                          Asset Mgr. IC
                                                                              --------------------------------------
                                                                                    2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        955,396   $      1,153,594
   Mortality and expense risk charge                                                   (210,004)          (241,519)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             745,392            912,075
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----            432,598
   Net realized gain(loss) on sale of fund shares                                      (851,426)          (374,012)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (851,426)            58,586
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                       (2,379,533)        (2,398,295)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (2,485,567)  $     (1,427,634)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        745,392   $        912,075
   Net realized gain(loss)                                                             (851,426)            58,586
   Net change in unrealized appreciation/depreciation                                (2,379,533)        (2,398,295)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (2,485,567)        (1,427,634)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,501,204          2,821,941
   Subaccounts transfers (including fixed account), net                              (1,457,609)        (1,009,144)
   Transfers for policyowner benefits and terminations                               (1,131,123)        (1,150,693)
   Policyowner maintenance charges                                                   (1,831,325)        (1,742,007)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (1,918,853)        (1,079,903)
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (4,404,420)        (2,507,537)
Net assets at beginning of period                                                    26,084,073         28,591,610
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     21,679,653   $     26,084,073
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

            Asset Mgr. SC                         Asset Mgr. SC2                          Inv. Bond IC
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $          4,815    $          3,949   $            382   $           ----    $        650,998   $        268,084
           (1,254)               (901)              (205)                (7)           (141,297)          (109,703)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
            3,561               3,048                177                 (7)            509,701            158,381
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----               1,505               ----               ----                ----               ----
           (4,377)             (5,746)              (208)              ----             476,534             94,544
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (4,377)             (4,241)              (208)              ----             476,534             94,544
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (13,646)             (1,119)            (2,085)               114             382,928            472,114
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $        (14,462)   $         (2,312)  $         (2,116)  $            107    $      1,369,163   $        725,039
=================== ================== =================== ================== ================== ===================




 $          3,561    $          3,048   $            177   $             (7)   $        509,701   $        158,381
           (4,377)             (4,241)              (208)              ----             476,534             94,544
          (13,646)             (1,119)            (2,085)               114             382,928            472,114
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          (14,462)             (2,312)            (2,116)               107           1,369,163            725,039
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           78,757              71,633             22,816                 29           1,150,229            583,797
           14,509             (40,252)            41,878             10,172            (118,857)         8,559,689
             ----                 174                (74)              ----            (652,735)          (183,615)
          (20,241)            (10,349)            (7,764)               (32)           (974,442)          (609,785)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           73,025              21,206             56,856             10,169            (595,805)         8,350,086
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           58,563              18,894             54,740             10,276             773,358          9,075,125
          116,776              97,882             10,276               ----          14,226,831          5,151,706
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        175,339    $        116,776   $         65,016   $         10,276    $     15,000,189   $     14,226,831
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                          Inv. Bond SC2
                                                                              --------------------------------------
                                                                                       2002              2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          1,488   $           ----
   Mortality and expense risk charge                                                     (3,675)                (5)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (2,187)                (5)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                         1,616                 (2)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                   1,616                 (2)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           59,960                 85
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $         59,389   $             78
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (2,187)  $             (5)
   Net realized gain(loss)                                                                1,616                 (2)
   Net change in unrealized appreciation/depreciation                                    59,960                 85
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                       59,389                 78
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  169,759              7,853
   Subaccounts transfers (including fixed account), net                                 929,783             10,843
   Transfers for policyowner benefits and terminations                                   (1,173)              ----
   Policyowner maintenance charges                                                      (61,555)              (344)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                  1,036,814             18,352
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                1,096,203             18,430
Net assets at beginning of period                                                        18,430               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,114,633   $         18,430
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.



                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

            Contrafund IC                          Contrafund SC                         Contrafund SC2
-------------------------------------- -------------------------------------- --------------------------------------
         2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $        154,973    $        159,732   $          2,012   $          1,281    $            217   $           ----
         (157,733)           (171,391)            (2,633)            (2,038)               (944)                (9)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (2,760)            (11,659)              (621)              (757)               (727)                (9)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----             563,760               ----              5,123                ----               ----
         (317,800)           (149,684)            (6,401)            (5,850)               (770)                 1
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (317,800)            414,076             (6,401)              (727)               (770)                 1
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (1,640,209)         (3,306,161)           (24,866)           (23,051)            (15,165)               295
------------------- ------------------ -------------------- ------------------ ------------------ -------------------


 $     (1,960,769)   $     (2,903,744)  $        (31,888)  $        (24,535)   $        (16,662)  $            287
=================== ================== =================== ================== ================== ===================




 $         (2,760)   $        (11,659)  $           (621)  $           (757)   $           (727)  $             (9)
         (317,800)            414,076             (6,401)              (727)               (770)                 1
       (1,640,209)         (3,306,161)           (24,866)           (23,051)            (15,165)               295
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (1,960,769)         (2,903,744)           (31,888)           (24,535)            (16,662)               287
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        2,836,471           3,305,073            109,934            108,394             116,437                114
         (976,722)           (192,050)            17,126             28,261             221,683             17,371
       (1,034,073)           (867,398)           (27,844)              (202)               (551)              ----
       (1,497,259)         (1,391,012)           (28,652)           (24,034)            (33,359)              (194)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (671,583)            854,613             70,564            112,419             304,210             17,291
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (2,632,352)         (2,049,131)            38,676             87,884             287,548             17,578
       19,550,919          21,600,050            279,891            192,007              17,578               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $     16,918,567    $     19,550,919   $        318,567   $        279,891    $        305,126   $         17,578
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Fidelity
                                                                              --------------------------------------

                                                                                        Asset Mgr. Gr. IC
                                                                              --------------------------------------
                                                                                     2002                2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $         92,472   $        109,529
   Mortality and expense risk charge                                                    (26,149)           (30,411)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              66,323             79,118
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----            131,997
   Net realized gain(loss) on sale of fund shares                                      (267,879)          (121,034)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                (267,879)            10,963
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                         (372,400)          (426,768)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (573,956)  $       (336,687)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         66,323   $         79,118
   Net realized gain(loss)                                                             (267,879)            10,963
   Net change in unrealized appreciation/depreciation                                  (372,400)          (426,768)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (573,956)          (336,687)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  503,794            606,727
   Subaccounts transfers (including fixed account), net                                (256,604)            26,300
   Transfers for policyowner benefits and terminations                                 (126,858)           (70,583)
   Policyowner maintenance charges                                                     (279,472)          (284,521)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (159,140)           277,923
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                 (733,096)           (58,764)
Net assets at beginning of period                                                     3,632,184          3,690,948
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,899,088   $      3,632,184
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.



                                  Fidelity                                                    Alger
----------------------------------------------------------------------------- --------------------------------------

          Asset Mgr. Gr. SC                     Asset Mgr. Gr. SC2                          Balanced
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                2002               2001                2002               2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $            383    $            100   $             18   $           ----    $        110,188   $         99,221
             (122)                (60)               (16)              ----             (55,276)           (58,208)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
              261                  40                  2               ----              54,912             41,013
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                 127               ----               ----                ----            120,768
           (2,840)                (99)               (46)              ----            (213,792)           (13,738)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (2,840)                 28                (46)              ----            (213,792)           107,030
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

             (653)                (46)               (51)                 1            (801,566)          (367,726)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $         (3,232)   $             22   $            (95)  $              1    $       (960,446)  $       (219,683)
=================== ================== =================== ================== ================== ===================




 $            261    $             40   $              2   $           ----    $         54,912   $         41,013
           (2,840)                 28                (46)              ----            (213,792)           107,030
             (653)                (46)               (51)                 1            (801,566)          (367,726)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           (3,232)                 22                (95)                 1            (960,446)          (219,683)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


            8,910               6,826              2,284               ----           1,245,166          1,193,795
           (9,740)              6,270              7,392                658            (486,332)           301,926
           (1,968)               ----               ----                ---            (311,219)          (178,599)
           (1,716)             (1,276)            (1,336)               ---            (639,451)          (565,785)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (4,514)             11,820              8,340                658            (191,836)           751,337
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           (7,746)             11,842              8,245                659          (1,152,282)           531,654
           15,768               3,926                659               ----           7,012,798          6,481,144
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $          8,022    $         15,768   $          8,904   $            659    $      5,860,516   $      7,012,798
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Alger
                                                                              --------------------------------------

                                                                                            Leveraged
                                                                              --------------------------------------
                                                                                      2002               2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $            919   $           ----
   Mortality and expense risk charge                                                    (97,525)          (150,956)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (96,606)          (150,956)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----            649,613
   Net realized gain(loss) on sale of fund shares                                    (2,223,929)        (1,139,625)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                              (2,223,929)          (490,012)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                       (2,744,817)        (2,920,740)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (5,065,352)  $     (3,561,708)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (96,606)  $       (150,956)
   Net realized gain(loss)                                                           (2,223,929)          (490,012)
   Net change in unrealized appreciation/depreciation                                (2,744,817)        (2,920,740)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (5,065,352)        (3,561,708)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,502,204          3,494,557
   Subaccounts transfers (including fixed account), net                              (4,038,298)          (762,063)
   Transfers for policyowner benefits and terminations                                 (287,209)          (576,701)
   Policyowner maintenance charges                                                   (1,198,689)        (1,378,992)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                 (3,021,992)           776,801
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (8,087,344)        (2,784,907)
Net assets at beginning of period                                                    17,275,718         20,060,625
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      9,188,374   $     17,275,718
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.

                                                        MFS
--------------------------------------------------------------------------------------------------------------------

           Strategic Inc.                            Utilities                            New Discovery
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $         28,194    $         24,400   $        151,089   $        248,847    $           ----   $           ----
           (9,732)             (6,511)           (45,211)           (63,315)            (31,245)           (35,441)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           18,462              17,889            105,878            185,532             (31,245)           (35,441)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----            652,595                ----            135,232
            8,162              15,988           (689,941)           (55,189)           (482,936)          (216,973)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
            8,162              15,988           (689,941)           597,406            (482,936)           (81,741)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           61,188              (6,002)        (1,076,540)        (2,998,813)         (1,016,950)          (165,672)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $         87,812    $         27,875   $     (1,660,603)  $     (2,215,875)   $     (1,531,131)  $       (282,854)
=================== ================== =================== ================== ================== ===================




 $         18,462    $         17,889   $        105,878   $        185,532    $        (31,245)  $        (35,441)
            8,162              15,988           (689,941)           597,406            (482,936)           (81,741)
           61,188              (6,002)        (1,076,540)        (2,998,813)         (1,016,950)          (165,672)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

           87,812              27,875         (1,660,603)        (2,215,875)         (1,531,131)          (282,854)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          151,803              78,246          1,297,354          1,403,465             756,147            811,078
        1,261,521            (247,179)          (743,666)         1,107,273            (197,007)           112,301
          (27,042)             (2,171)          (224,027)          (157,674)           (133,658)           (71,405)
          (83,431)            (47,179)          (671,746)          (705,824)           (363,250)          (334,959)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
        1,302,851            (218,283)          (342,085)         1,647,240              62,232            517,015
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,390,663            (190,408)        (2,002,688)          (568,635)         (1,468,899)           234,161
          673,929             864,337          6,990,658          7,559,293           4,532,447          4,298,286
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      2,064,592    $        673,929   $      4,987,970   $      6,990,658    $      3,063,548   $      4,532,447
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Morgan Stanley
                                                                              --------------------------------------

                                                                                        Emerging Markets
                                                                              --------------------------------------
                                                                                      2002               2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                    (21,714)           (16,773)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (21,714)           (16,773)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                       171,073         (1,121,217)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 171,073         (1,121,217)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                         (409,861)         1,069,929
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (260,502)  $        (68,061)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (21,714)  $        (16,773)
   Net realized gain(loss)                                                              171,073         (1,121,217)
   Net change in unrealized appreciation/depreciation                                  (409,861)         1,069,929
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (260,502)           (68,061)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  511,823            558,132
   Subaccounts transfers (including fixed account), net                                  27,546             74,489
   Transfers for policyowner benefits and terminations                                 (112,452)           (20,769)
   Policyowner maintenance charges                                                     (246,312)          (181,356)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    180,605            430,496
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  (79,897)           362,435
Net assets at beginning of period                                                     2,334,676          1,972,241
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      2,254,779   $      2,334,676
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                  Morgan Stanley
--------------------------------------------------------------------------------------------------------------------

            Global Value                           Intl. Magnum                         U.S. Real Estate
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $         43,939    $         37,110   $         14,372   $          8,242    $         96,350   $         74,692
          (28,341)            (27,707)           (11,879)           (14,111)            (25,705)           (14,815)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           15,598               9,403              2,493             (5,869)             70,645             59,877
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           38,711                ----               ----               ----              75,405             15,523
          (40,175)            (36,110)          (137,218)          (112,649)             16,913             53,614
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (1,464)            (36,110)          (137,218)          (112,649)             92,318             69,137
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (681,834)           (257,710)          (147,475)          (273,730)           (350,659)            24,375
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $       (667,700)   $       (284,417)  $       (282,200)  $       (392,248)   $       (187,696)  $        153,389
=================== ================== =================== ================== ================== ===================




 $         15,598    $          9,403   $          2,493   $         (5,869)   $         70,645   $         59,877
           (1,464)            (36,110)          (137,218)          (112,649)             92,318             69,137
         (681,834)           (257,710)          (147,475)          (273,730)           (350,659)            24,375
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (667,700)           (284,417)          (282,200)          (392,248)           (187,696)           153,389
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          613,742             611,539            267,944            307,390             627,977            273,934
          386,205             211,811           (191,624)          (124,011)          1,103,444            261,144
         (117,091)            (80,490)           (27,221)           (48,252)           (264,059)           (95,993)
         (283,229)           (248,214)          (118,066)          (118,176)           (276,044)          (118,530)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          599,627             494,646            (68,967)            16,951           1,191,318            320,555
------------------- ------------------ ------------------- ------------------- ------------------ -------------------

          (68,073)            210,229           (351,167)          (375,297)          1,003,622            473,944
        3,476,134           3,265,905          1,633,829          2,009,126           2,051,449          1,577,505
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      3,408,061    $      3,476,134   $      1,282,662   $      1,633,829    $      3,055,071   $      2,051,449
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                         Emerging Growth
                                                                              --------------------------------------
                                                                                      2002               2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                    (87,096)          (133,239)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             (87,096)          (133,239)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----            932,081
   Net realized gain(loss) on sale of fund shares                                    (3,761,852)        (1,388,648)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                              (3,761,852)          (456,567)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                         (752,952)        (7,234,351)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (4,601,900)  $     (7,824,157)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        (87,096)  $       (133,239)
   Net realized gain(loss)                                                           (3,761,852)          (456,567)
   Net change in unrealized appreciation/depreciation                                  (752,952)        (7,234,351)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (4,601,900)        (7,824,157)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,173,750          2,828,609
   Subaccounts transfers (including fixed account), net                              (1,825,566)          (795,478)
   Transfers for policyowner benefits and terminations                                 (393,212)          (702,453)
   Policyowner maintenance charges                                                     (901,172)        (1,102,793)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (946,200)           227,885
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (5,548,100)        (7,596,272)
Net assets at beginning of period                                                    13,711,220         21,307,492
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      8,163,120   $     13,711,220
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                     Ameritas
--------------------------------------------------------------------------------------------------------------------

               Growth                           Growth with Income                      Income and Growth
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $         12,563   $         15,872   $         26,012    $         36,415   $         60,019
         (199,518)           (270,450)           (27,560)           (35,420)            (83,004)          (106,592)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (199,518)           (257,887)           (11,688)            (9,408)            (46,589)           (46,573)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----             151,926               ----               ----                ----            740,898
       (1,355,676)           (532,601)          (295,807)          (123,398)           (785,659)           (50,926)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       (1,355,676)           (380,675)          (295,807)          (123,398)           (785,659)           689,972
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (8,243,284)         (3,742,825)          (564,085)          (676,507)         (2,907,990)        (2,926,134)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $     (9,798,478)   $     (4,381,387)  $       (871,580)  $       (809,313)   $     (3,740,238)  $     (2,282,735)
=================== ================== =================== ================== ================== ===================




 $       (199,518)   $       (257,887)  $        (11,688)  $         (9,408)   $        (46,589)  $        (46,573)
       (1,355,676)           (380,675)          (295,807)          (123,398)           (785,659)           689,972
       (8,243,284)         (3,742,825)          (564,085)          (676,507)         (2,907,990)        (2,926,134)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (9,798,478)         (4,381,387)          (871,580)          (809,313)         (3,740,238)        (2,282,735)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        4,137,821           4,982,916            691,018            832,959           1,647,065          1,948,693
       (2,781,221)         (1,861,259)          (298,262)           327,409            (642,083)          (408,799)
         (737,761)         (1,063,741)          (330,165)          (227,790)           (338,316)          (418,659)
       (2,053,872)         (2,210,774)          (327,012)          (339,497)           (874,586)          (864,400)
------------------- ------------------ -------------------- ------------------ ------------------ -------------------
       (1,435,033)           (152,858)          (264,421)           593,081            (207,920)           256,835
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

      (11,233,511)         (4,534,245)        (1,136,001)          (216,232)         (3,948,158)        (2,025,900)
       29,527,532          34,061,777          4,153,877          4,370,109          12,013,598         14,039,498
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $     18,294,021    $     29,527,532   $      3,017,876   $      4,153,877    $      8,065,440   $     12,013,598
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                            Index 500
                                                                              --------------------------------------
                                                                                      2002               2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $        316,902   $        394,478
   Mortality and expense risk charge                                                   (192,619)          (232,904)
                                                                              ------------------ -------------------
Net investment income(loss)                                                             124,283            161,574
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----            834,050
   Net realized gain(loss) on sale of fund shares                                    (1,475,420)          (583,994)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                              (1,475,420)           250,056
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                       (4,837,313)        (4,439,350)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (6,188,450)  $     (4,027,720)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $        124,283   $        161,574
   Net realized gain(loss)                                                           (1,475,420)           250,056
   Net change in unrealized appreciation/depreciation                                (4,837,313)        (4,439,350)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (6,188,450)        (4,027,720)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                4,602,359          4,775,610
   Subaccounts transfers (including fixed account), net                              (1,809,096)          (586,771)
   Transfers for policyowner benefits and terminations                               (1,086,919)        (1,052,580)
   Policyowner maintenance charges                                                   (2,145,311)        (2,045,663)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                   (438,967)         1,090,596
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (6,627,417)        (2,937,124)
Net assets at beginning of period                                                    26,769,623         29,706,747
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     20,142,206   $     26,769,623
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                     Ameritas
--------------------------------------------------------------------------------------------------------------------

               MidCap                              Money Market                             Research
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $           ----   $        393,690   $        864,242    $         11,767   $           ----
         (147,418)           (182,951)          (211,512)          (196,648)            (29,519)           (37,922)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (147,418)           (182,951)           182,178            667,594             (17,752)           (37,922)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----             998,868               ----               ----                ----            139,631
       (1,057,980)             69,786               ----               ----            (439,420)          (176,289)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
       (1,057,980)          1,068,654               ----               ----            (439,420)           (36,658)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (5,296,141)         (2,893,312)              ----               ----            (618,641)        (1,091,825)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $     (6,501,539)   $     (2,007,609)  $        182,178   $        667,594    $     (1,075,813)  $     (1,166,405)
=================== ================== =================== ================== ================== ===================




 $       (147,418)   $       (182,951)  $        182,178   $        667,594    $        (17,752)  $        (37,922)
       (1,057,980)          1,068,654               ----               ----            (439,420)           (36,658)
       (5,296,141)         (2,893,312)              ----               ----            (618,641)        (1,091,825)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (6,501,539)         (2,007,609)           182,178            667,594          (1,075,813)        (1,166,405)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


        2,483,828           2,917,996         18,354,334         33,957,760             746,635            862,759
       (1,596,291)           (803,631)       (10,614,140)       (25,197,131)           (312,256)             7,830
         (418,487)           (626,582)        (3,373,349)        (1,779,587)           (186,187)          (110,587)
       (1,399,148)         (1,391,451)        (1,975,757)        (1,622,197)           (327,264)          (328,467)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (930,098)             96,332          2,391,088          5,358,845             (79,072)           431,535
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

       (7,431,637)         (1,911,277)         2,573,266          6,026,439          (1,154,885)          (734,870)
       20,928,194          22,839,471         22,505,087         16,478,648           4,249,655          4,984,525
------------------- ------------------ ------------------- ------------------- ------------------ -------------------
 $     13,496,557    $     20,928,194   $     25,078,353   $     22,505,087    $      3,094,770   $      4,249,655
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                              --------------------------------------

                                                                                            Small Cap
                                                                              --------------------------------------
                                                                                      2002               2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS

Investment income:
   Dividend distributions received                                             $           ----   $           ----
   Mortality and expense risk charge                                                   (124,315)          (161,050)
                                                                              ------------------ -------------------
Net investment income(loss)                                                            (124,315)          (161,050)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                    (1,892,322)        (2,441,748)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                              (1,892,322)        (2,441,748)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                       (4,468,128)        (4,089,979)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $     (6,484,765)  $     (6,692,777)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $       (124,315)  $       (161,050)
   Net realized gain(loss)                                                           (1,892,322)        (2,441,748)
   Net change in unrealized appreciation/depreciation                                (4,468,128)        (4,089,979)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (6,484,765)        (6,692,777)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                2,692,010          3,227,622
   Subaccounts transfers (including fixed account), net                                (991,151)          (574,047)
   Transfers for policyowner benefits and terminations                                 (418,429)          (711,892)
   Policyowner maintenance charges                                                   (1,192,565)        (1,238,800)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     89,865            702,883
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                               (6,394,900)        (5,989,894)
Net assets at beginning of period                                                    17,683,260         23,673,154
                                                                              ------------------ -------------------
Net assets at end of period                                                    $     11,288,360   $     17,683,260
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                  Ameritas                                                   Calvert
----------------------------------------------------------------------------- --------------------------------------

          Small Co. Equity                            Select                                Balanced
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----   $            ----   $          1,390   $           ----    $         16,981   $         18,246
          (19,945)             (4,271)           (25,629)            (7,940)             (4,391)            (1,824)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (19,945)             (4,271)           (24,239)            (7,940)             12,590             16,422
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


           32,989              27,469               ----               ----                ----              8,889
         (120,698)             (1,181)           (73,878)            (7,630)            (30,083)            (3,208)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (87,709)             26,288            (73,878)            (7,630)            (30,083)             5,681
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (270,500)             63,339           (453,263)            34,863             (60,542)           (27,071)
------------------- ------------------ -------------------- ------------------ ------------------ -------------------


 $       (378,154)   $         85,356   $       (551,380)  $         19,293    $        (78,035)  $         (4,968)
=================== ================== =================== ================== ================== ===================




 $        (19,945)   $         (4,271)  $        (24,239)  $         (7,940)   $         12,590   $         16,422
          (87,709)             26,288            (73,878)            (7,630)            (30,083)             5,681
         (270,500)             63,339           (453,263)            34,863             (60,542)           (27,071)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (378,154)             85,356           (551,380)            19,293             (78,035)            (4,968)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          666,218             156,305            724,705            240,150             165,206             73,858
        1,137,329           1,229,767          1,609,131          2,135,905              83,167            404,742
         (123,548)             (3,961)          (185,995)           (22,456)            (15,512)           (18,645)
         (280,657)            (56,250)          (318,052)           (88,977)            (59,780)           (25,129)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
        1,399,342           1,325,861          1,829,789          2,264,622             173,081            434,826
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

        1,021,188           1,411,217          1,278,409          2,283,915              95,046            429,858
        1,411,217                ----          2,283,915               ----             482,954             53,096
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      2,432,405    $      1,411,217   $      3,562,324   $      2,283,915    $        578,000   $        482,954
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                          Intl. Equity
                                                                              --------------------------------------
                                                                                      2002               2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $           ----   $            162
   Mortality and expense risk charge                                                     (1,631)              (748)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (1,631)              (586)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----             17,507
   Net realized gain(loss) on sale of fund shares                                        (2,895)            (5,366)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                  (2,895)            12,141
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                          (32,052)           (33,565)
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $        (36,578)  $        (22,010)
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (1,631)  $           (586)
   Net realized gain(loss)                                                               (2,895)            12,141
   Net change in unrealized appreciation/depreciation                                   (32,052)           (33,565)
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                      (36,578)           (22,010)
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   75,365             27,240
   Subaccounts transfers (including fixed account), net                                 115,446             98,533
   Transfers for policyowner benefits and terminations                                   (3,349)              (529)
   Policyowner maintenance charges                                                      (24,206)            (7,990)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    163,256            117,254
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  126,678             95,244
Net assets at beginning of period                                                       148,743             53,499
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        275,421   $        148,743
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                                      Calvert
--------------------------------------------------------------------------------------------------------------------

               Mid Cap                               Small Cap                               Equity
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $           ----    $           ----   $         17,412   $           ----    $           ----   $           ----
           (6,488)             (6,523)           (10,224)            (4,194)                (85)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
           (6,488)             (6,523)             7,188             (4,194)                (85)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----              59,416             21,553             14,242                ----               ----
         (277,124)            (81,509)           (60,237)             2,911                (106)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
         (277,124)            (22,093)           (38,684)            17,153                (106)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

            1,770             (86,318)          (357,798)            55,869                (462)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $       (281,842)   $       (114,934)  $       (389,294)  $         68,828    $           (653)  $           ----
=================== ================== =================== ================== ================== ===================




 $         (6,488)   $         (6,523)  $          7,188   $         (4,194)   $            (85)  $           ----
         (277,124)            (22,093)           (38,684)            17,153                (106)              ----
            1,770             (86,318)          (357,798)            55,869                (462)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (281,842)           (114,934)          (389,294)            68,828                (653)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          210,132             195,303            224,590            135,062               6,283               ----
           35,847             124,102            487,451            340,143              46,950               ----
          (29,324)            (13,826)           (23,024)            (1,253)               (270)              ----
          (90,374)            (69,383)          (107,551)           (43,870)             (2,304)              ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          126,281             236,196            581,466            430,082              50,659               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (155,561)            121,262            192,172            498,910              50,006               ----
          913,102             791,840            846,300            347,390                ----               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        757,541    $        913,102   $      1,038,472   $        846,300    $         50,006   $           ----
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Calvert
                                                                              --------------------------------------

                                                                                             Income
                                                                              --------------------------------------
                                                                                      2002               2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          3,166   $           ----
   Mortality and expense risk charge                                                       (562)              ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                               2,604               ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        3,924               ----
   Net realized gain(loss) on sale of fund shares                                           335               ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                   4,259               ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                           (1,371)              ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $          5,492   $           ----
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $          2,604   $           ----
   Net realized gain(loss)                                                                4,259               ----
   Net change in unrealized appreciation/depreciation                                    (1,371)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                        5,492               ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   39,137               ----
   Subaccounts transfers (including fixed account), net                                 202,598               ----
   Transfers for policyowner benefits and terminations                                   (1,157)              ----
   Policyowner maintenance charges                                                      (11,594)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    228,984               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  234,476               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $        234,476   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.



          American Century                            Invesco                                Salomon
-------------------------------------- -------------------------------------- --------------------------------------

           Income & Growth                           Dynamics                                All Cap
-------------------------------------- -------------------------------------- --------------------------------------
        2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $         10,819    $            606   $           ----   $           ----    $          5,150   $          4,430
          (10,366)             (2,960)            (5,287)            (2,471)             (7,740)            (2,261)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
              453              (2,354)            (5,287)            (2,471)             (2,590)             2,169
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


             ----                ----               ----               ----                ----              2,827
          (14,889)             (6,407)           (91,384)          (102,901)            (40,081)            (3,916)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (14,889)             (6,407)           (91,384)          (102,901)            (40,081)            (1,089)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (279,280)              6,285           (174,164)           (52,082)           (264,298)             1,052
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


 $       (293,716)   $         (2,476)  $       (270,835)  $       (157,454)   $       (306,969)  $          2,132
=================== ================== =================== ================== ================== ===================




 $            453    $         (2,354)  $         (5,287)  $         (2,471)   $         (2,590)  $          2,169
          (14,889)             (6,407)           (91,384)          (102,901)            (40,081)            (1,089)
         (279,280)              6,285           (174,164)           (52,082)           (264,298)             1,052
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (293,716)             (2,476)          (270,835)          (157,454)           (306,969)             2,132
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          409,539             124,527            159,314             63,648             386,848            147,758
          791,920             896,788            321,772            724,149             507,613            581,276
          (34,824)            (16,073)           (73,146)            (2,537)            (77,354)           (44,276)
         (157,254)            (38,478)           (69,910)           (27,329)           (117,133)           (36,599)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
        1,009,381             966,764            338,030            757,931             699,974            648,159
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          715,665             964,288             67,195            600,477             393,005            650,291
          964,288                ----            600,477               ----             650,291               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $      1,679,953    $        964,288   $        667,672   $        600,477    $      1,043,296   $        650,291
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Summit
                                                                              --------------------------------------

                                                                                           S&P MidCap
                                                                              --------------------------------------
                                                                                      2002               2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $          4,044   $             74
   Mortality and expense risk charge                                                     (8,288)            (1,298)
                                                                              ------------------ -------------------
Net investment income(loss)                                                              (4,244)            (1,224)
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                        3,293                 37
   Net realized gain(loss) on sale of fund shares                                       (51,681)              (833)
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                 (48,388)              (796)
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                         (189,352)            37,013
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $       (241,984)  $         34,993
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $         (4,244)  $         (1,224)
   Net realized gain(loss)                                                              (48,388)              (796)
   Net change in unrealized appreciation/depreciation                                  (189,352)            37,013
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     (241,984)            34,993
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  294,665             64,517
   Subaccounts transfers (including fixed account), net                                 741,298            448,505
   Transfers for policyowner benefits and terminations                                  (16,151)             2,241
   Policyowner maintenance charges                                                     (146,261)           (18,060)
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                    873,551            497,203
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                  631,567            532,196
Net assets at beginning of period                                                       532,196               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $      1,163,763   $        532,196
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                                   Summit                                                 Third Avenue
----------------------------------------------------------------------------- --------------------------------------

          Russell Small Cap                      Nasdaq-100 Index                             Value
-------------------------------------- -------------------------------------- --------------------------------------
       2002               2001                2002               2001               2002                2001
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

 $            842    $            930   $           ----   $           ----    $          8,207   $          1,361
           (4,411)               (694)            (6,080)            (3,183)            (31,442)            (8,909)
------------------- ------------------ -------------------- ------------------ ------------------ -------------------
           (3,569)                236             (6,080)            (3,183)            (23,235)            (7,548)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


            4,500                 424               ----               ----              71,481              8,935
          (34,979)               (651)          (388,350)          (119,622)           (109,622)            (8,285)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          (30,479)               (227)          (388,350)          (119,622)            (38,141)               650
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (119,015)             23,488             (4,862)           (90,592)           (508,444)           124,072
------------------- ------------------ ------------------- ------------------- ------------------ -------------------


 $       (153,063)   $         23,497   $       (399,292)  $       (213,397)   $       (569,820)  $        117,174
=================== ================== =================== ================== ================== ===================




 $         (3,569)   $            236   $         (6,080)  $         (3,183)   $        (23,235)  $         (7,548)
          (30,479)               (227)          (388,350)          (119,622)            (38,141)               650
         (119,015)             23,488             (4,862)           (90,592)           (508,444)           124,072
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

         (153,063)             23,497           (399,292)          (213,397)           (569,820)           117,174
------------------- ------------------ ------------------- ------------------ ------------------ -------------------


          169,380              39,898            170,585             63,981             994,929            327,594
          395,463             228,815            100,205          1,202,521           1,855,567          2,359,842
           (7,983)              2,293            (56,534)            (2,598)           (158,014)           (53,794)
          (64,495)            (11,390)          (111,524)           (68,815)           (409,494)          (117,076)
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
          492,365             259,616            102,732          1,195,089           2,282,988          2,516,566
------------------- ------------------ ------------------- ------------------ ------------------ -------------------

          339,302             283,113           (296,560)           981,692           1,713,168          2,633,740
          283,113                ----            981,692               ----           2,633,740               ----
------------------- ------------------ ------------------- ------------------ ------------------ -------------------
 $        622,415    $        283,113   $        685,132   $        981,692    $      4,346,908   $      2,633,740
=================== ================== =================== ================== ================== ===================

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Dreyfus
                                                                              --------------------------------------

                                                                                             MidCap
                                                                              --------------------------------------
                                                                                      2002               2001
                                                                              ------------------ -------------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                             $             75   $           ----
   Mortality and expense risk charge                                                        (32)              ----
                                                                              ------------------ -------------------
Net investment income(loss)                                                                  43               ----
                                                                              ------------------ -------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                         ----               ----
   Net realized gain(loss) on sale of fund shares                                          ----               ----
                                                                              ------------------ -------------------
Net realized gain(loss)                                                                    ----               ----
                                                                              ------------------ -------------------

Change in unrealized appreciation/depreciation                                             (481)              ----
                                                                              ------------------ -------------------

Net increase(decrease) in net assets resulting
   from operations                                                             $           (438)  $           ----
                                                                              ================== ===================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                                 $             43   $           ----
   Net realized gain(loss)                                                                 ----               ----
   Net change in unrealized appreciation/depreciation                                      (481)              ----
                                                                              ------------------ -------------------
Net increase(decrease) in net assets resulting
   from operations                                                                         (438)              ----
                                                                              ------------------ -------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                    1,551               ----
   Subaccounts transfers (including fixed account), net                                  36,067               ----
   Transfers for policyowner benefits and terminations                                     ----               ----
   Policyowner maintenance charges                                                         (665)              ----
                                                                              ------------------ -------------------
Net increase(decrease) from policyowner transactions                                     36,953               ----
                                                                              ------------------ -------------------

Total increase(decrease) in net assets                                                   36,515               ----
Net assets at beginning of period                                                          ----               ----
                                                                              ------------------ -------------------
Net assets at end of period                                                    $         36,515   $           ----
                                                                              ================== ===================

The accompanying notes are an integral part of these financial statements.


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT V
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2002 AND 2001

1.  ORGANIZATION

    Ameritas Variable Life Insurance Company Separate Account V (the Account) was established on August 28, 1985, under Nebraska law by Ameritas Variable
    Life Insurance Company (AVLIC), a wholly owned subsidiary of AMAL
    Corporation, a holding company majority owned by Ameritas Life Insurance
    Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual
    Holding Company). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable life products issued by AVLIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2002, there are fifty-seven subaccounts available within the Account:

    Fidelity Management and Research                       Fidelity Management and Research
      Company (Advisor)                                      Company, continued
      Fidelity (Fund)                                        Fidelity, continued
       *Equity-Income IC (Subaccount)                          *Asset Mgr. SC
        (Commenced March 6, 1987)                                (Commenced November 29, 1999)
       *Equity-Income SC                                       *Asset Mgr. SC2
        (Commenced November 2, 1999)                             (Commenced November 26, 2001)
       *Equity-Income SC2                                      *Inv. Bond IC
        (Commenced November 28, 2001)                            (Commenced June 6, 1991)
       *Growth IC                                              *Inv. Bond SC2
        (Commenced March 6, 1987)                                (Commenced November 8, 2001)
       *Growth SC                                              *Contrafund IC
        (Commenced November 2, 1999)                             (Commenced September 5, 1995)
       *Growth SC2                                             *Contrafund SC
        (Commenced November 28, 2001)                            (Commenced November 29, 1999)
       *High Income IC                                         *Contrafund SC2
        (Commenced March 6, 1987)                                (Commenced November 23, 2001)
       *High Income SC                                         *Asset Mgr. Gr. IC
        (Commenced January 25, 2000)                             (Commenced September 13, 1995)
       *High Income SC2                                        *Asset Mgr. Gr. SC
        (Commenced December 3, 2001)                             (Commenced February 2, 2000)
       *Overseas IC                                            *Asset Mgr. Gr. SC2
        (Commenced March 6, 1987)                                (Commenced December 26, 2001)
       *Overseas SC
        (Commenced December 7, 1999)                       Fred Alger Management, Inc.
       *Overseas SC2                                         Alger
        (Commenced November 14, 2001)                          *Balanced
       *Asset Mgr. IC                                            (Commenced June 28, 1993)
        (Commenced December 14, 1989)                          *Leveraged
                                                                 (Commenced September 13, 1995)

                                     FS-35



1.  ORGANIZATION, continued

    Massachusetts Financial Services                       Calvert Asset Management Company, Inc.
    Company                                                  (See Note 4)
      MFS                                                    Calvert
       *Strategic Inc. (formerly Global Govern.)               *Balanced
        (Commenced September 13, 1995)                           (Commenced May 8, 2000)
       *Utilities                                              *Intl. Equity
        (Commenced October 18, 1995)                             (Commenced July 20, 2000)
       *New Discovery                                          *Mid Cap
        (Commenced November 12, 1999)                            (Commenced June 13, 2000)
                                                               *Small Cap
    Morgan Stanley Asset Management,                             (Commenced June 13, 2000)
    Inc. dba "Van Kampen"                                      *Equity
      Morgan Stanley                                             (Commenced May 7, 2002)
       *Emerging Markets                                       *Income
        (Commenced April 8, 1997)                                (Commenced May 7, 2002)
       *Global Value (formerly Global Equity)
        (Commenced April 17, 1997)                         American Century Investment
       *Intl. Magnum                                         Management, Inc.
        (Commenced April 7, 1997)                            American Century
       *U.S. Real Estate                                       *Income & Growth
        (Commenced April 28, 1997)                               (Commenced January 31, 2001)

    Ameritas Investment Corp. (See Note 4)                 INVESCO Funds Group, Inc.
      Ameritas                                               Invesco
       *Emerging Growth                                        *Dynamics
        (Commenced October 29,1999)                              (Commenced January 19, 2001)
       *Growth
        (Commenced October 29,1999)                        Salomon Brothers Asset Management Inc.
       *Growth with Income                                   Salomon
        (Commenced October 29,1999)                            *All Cap (formerly Capital)
       *Income and Growth                                        (Commenced January 31, 2001)
        (Commenced October 29,1999)
       *Index 500                                          Summit Investment Partners, Inc.
        (Commenced October 29,1999)                          Summit
       *MidCap                                                 *S&P MidCap
        (Commenced October 29,1999)                              (Commenced February 13, 2001)
       *Money Market                                           *Russell Small Cap
        (Commenced October 28,1999)                              (Commenced February 8, 2001)
       *Research                                               *Nasdaq-100 Index
        (Commenced October 29,1999)                              (Commenced January 19, 2001)
       *Small Cap
        (Commenced October 29,1999)                        EQSF Advisers, Inc.
       *Small Co. Equity (formerly Micro Cap)                Third Avenue
        (Commenced January 5, 2001)                            *Value
       *Select                                                   (Commenced January 2, 2001)
        (Commenced January 5, 2001)

    Dreyfus Service Corporation
      Dreyfus
       *MidCap
        (Commenced November 1, 2002)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Charges for state and local taxes, if any, attributable to the Account may also be made. Currently, AVLIC does not make a charge for income taxes or other taxes.

3.  CHARGES

    AVLIC charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option, which is not reflected in these financial statements.

4.  RELATED PARTIES

    The Ameritas subaccounts are managed by Ameritas Investment Corp., an affiliate of AVLIC. During the periods ended December 31, 2002 and 2001, these subaccounts incurred advisory fees of approximately $576,000 and $778,000, payable to Ameritas Investment Corp. Other affiliates of AVLIC also provided administrative services to these subaccounts during 2002 and 2001 of approximately $118,000 and $105,000.

    During the periods ended December 31, 2002 and 2001, the subaccounts incurred investment advisory fees of approximately $27,000 and $16,000, respectively, to Calvert Asset Management Company, Inc., an affiliate of AVLIC, which serves as an investment advisor to the Calvert subaccounts.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2002 were as follows:

                                             Purchases                 Sales
                                   ----------------------  --------------------
    Fidelity:
      Equity-Income IC               $       12,241,867      $       12,614,919
      Equity-Income SC                          121,889                  47,692
      Equity-Income SC2                         719,933                 190,886
      Growth IC                               2,980,807               6,311,897
      Growth SC                                 147,705                  52,217
      Growth SC2                                377,601                   5,289
      High Income IC                         19,454,607              18,167,624
      High Income SC                            976,656                  31,254
      High Income SC2                           402,760                   5,985
      Overseas IC                             1,191,817               1,688,754
      Overseas SC                                66,569                  61,538
      Overseas SC2                              136,673                  24,242
      Asset Mgr. IC                           1,996,168               3,169,629
      Asset Mgr. SC                             105,644                  29,059
      Asset Mgr. SC2                             14,098                   5,756
      Inv. Bond IC                           13,633,082              13,719,186
      Inv. Bond SC2                           1,113,040                  78,414
      Contrafund IC                           2,216,804               2,891,147
      Contrafund SC                             116,484                  46,541
      Contrafund SC2                            316,301                  12,817
      Asset Mgr. Gr. IC                         737,795                 830,612
      Asset Mgr. Gr. SC                          11,018                  15,270
      Asset Mgr. Gr. SC2                         60,169                   3,136

    Alger:
      Balanced                                1,458,813               1,595,736
      Leveraged                               1,666,999               4,785,597

    MFS:
      Strategic Inc.                          1,872,162                 550,849
      Utilities                               1,048,275               1,284,481
      New Discovery                           1,800,945               1,769,958

                                             Purchases                 Sales
                                   ----------------------  --------------------
    Morgan Stanley:
      Emerging Markets              $        5,938,804       $        5,779,914
      Global Value                           1,213,714                  559,778
      Intl. Magnum                             416,499                  482,973
      U.S. Real Estate                       3,093,265                1,755,897

    Ameritas:
      Emerging Growth                        4,255,993                5,289,290
      Growth                                 1,332,454                2,967,004
      Growth with Income                     1,012,819                1,288,928
      Income and Growth                      1,663,642                1,918,150
      Index 500                              3,137,564                3,452,248
      MidCap                                 3,829,134                4,906,650
      Money Market                          41,701,221               39,127,406
      Research                               1,019,472                1,116,296
      Small Cap                              2,317,859                2,352,308
      Small Co. Equity                       3,243,566                1,831,180
      Select                                 2,528,922                  723,372

    Calvert:
      Balanced                                 360,012                  174,341
      Intl. Equity                             172,442                   10,816
      Mid Cap                                1,019,451                  899,659
      Small Cap                              1,410,210                  800,003
      Equity                                    52,732                    2,157
      Income                                   265,143                   29,630

    American Century:
      Income & Growth                        1,093,016                   83,181

    Invesco:
      Dynamics                                 670,501                  337,756

    Salomon:
      All Cap                                  956,969                  259,585

    Summit:
      S&P MidCap                             1,365,858                  493,258
      Russell Small Cap                        757,444                  264,146
      Nasdaq-100 Index                       1,894,792                1,798,140

    Third Avenue:
      Value                                  3,626,353                1,295,117

    Dreyfus:
      MidCap                                    37,076                       80

6.  UNIT VALUES

    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          ---------------- ------------- ------------- --------- ---------------- -------------------
                            Min     Max                                             Min     Max      Min      Max
Fidelity:
Equity-Income IC
2002                       23.52   38.79        710,325    22,909,314     1.73     0.70    1.20   (17.94)  (17.52)
2001                       28.55   47.27        739,280    29,303,630     1.73     0.70    1.20    (6.09)   (5.62)

Equity-Income SC
2002                       18.50   21.28          9,483       201,400     1.42     0.90    0.90   (17.74)  (17.74)
2001                       22.50   25.87          6,824       175,813     0.86     0.90    0.90    (5.94)   (5.94)

Equity-Income SC2
2002                       18.57   18.57         27,292       506,883     0.07     0.70    0.70   (17.73)  (17.73)
2001                       22.58   22.58             95         2,155     ----     0.70    0.70     2.94     2.94

Growth IC
2002                       34.74   43.52        759,337    30,704,986     0.26     0.70    1.20   (30.94)  (30.59)
2001                       50.11   62.70        820,789    48,197,582     0.08     0.70    1.20   (18.64)  (18.22)

Growth SC
2002                       23.34   27.20         11,674       317,524     0.13     0.90    0.90   (31.88)  (30.83)
2001                       33.22   39.32          8,825       346,256     ----     0.90    0.90   (18.47)  (18.47)

Growth SC2
2002                       23.06   23.06         14,305       329,893     0.01     0.70    0.70   (30.78)  (30.78)
2001                       33.32   33.32             87         2,896     ----     0.70    0.70     1.92     1.92

High Income IC
2002                        9.48   21.44        574,303     8,393,816     8.01     0.70    1.20     2.20     2.72
2001                        9.24   20.97        502,467     7,174,769    13.20     0.70    1.20   (12.79)  (12.35)

High Income SC
2002                        6.52    7.76        162,033     1,066,280     1.58     0.90    0.90     2.69     2.69
2001                        6.35    7.56          6,977        52,276     0.76     0.90    0.90   (12.69)  (12.69)



                                     FS-40


6.  UNIT VALUES, continued

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          ---------------- ------------- ------------- --------- ---------------- -------------------
                            Min     Max                                             Min     Max      Min      Max
Fidelity, continued:
High Income SC2
2002                        6.52    6.52         64,905       423,212     0.44     0.70    0.70     2.58     2.58
2001                        6.36    6.36            545         3,465     ----     0.70    0.70    (0.06)   (0.06)

Overseas IC
2002                       14.96   17.26        569,023     9,237,276     0.80     0.70    1.20   (21.23)  (20.99)
2001                       18.92   21.80        594,496    12,241,284     5.96     0.70    1.20   (22.12)  (21.72)

Overseas SC
2002                       10.87   13.50          7,589        93,671     0.81     0.90    0.90   (21.05)  (21.05)
2001                       13.77   17.10          6,536       107,989     5.22     0.90    0.90   (21.99)  (21.98)

Overseas SC2
2002                       10.90   10.90          9,277       101,104     0.07     0.70    0.70   (21.01)  (21.01)
2001                       13.80   13.80             24           324     ----     0.70    0.70     0.49     0.49

Asset Mgr. IC
2002                       18.46   25.96        875,341    21,679,653     4.07     0.70    1.20    (9.81)   (9.36)
2001                       20.39   28.71        949,603    26,084,073     4.32     0.70    1.20    (5.23)   (4.76)

Asset Mgr. SC
2002                       12.98   15.14         12,289       175,339     3.41     0.90    0.90    (9.66)   (9.66)
2001                       14.37   16.76          7,099       116,776     3.84     0.90    0.90    (5.10)   (5.05)

Asset Mgr. SC2
2002                       12.96   12.96          5,015        65,016     1.26     0.70    0.70    (9.66)   (9.66)
2001                       14.35   14.35            716        10,276     ----     0.70    0.70     0.07     0.07

Inv. Bond IC
2002                       14.03   22.45        825,358    15,000,189     4.10     0.70    1.20     9.03     9.57
2001                       12.83   20.53        952,845    14,226,831     2.25     0.70    1.20     7.16     7.70

Inv. Bond SC2
2002                       14.00   14.00         79,604     1,114,633     0.28     0.70    0.70     9.33     9.33
2001                       12.81   12.81          1,440        18,430     ----     0.70    0.70    (1.94)   (1.94)

Contrafund IC
2002                       22.74   23.62        730,081    16,918,567     0.83     0.70    1.20   (10.43)   (9.97)
2001                       25.36   26.29        758,024    19,550,919     0.80     0.70    1.20   (13.29)  (12.85)

Contrafund SC
2002                       17.86   20.96         15,372       318,567     0.68     0.90    0.90   (10.23)  (10.23)
2001                       19.90   23.35         12,178       279,891     0.56     0.90    0.90   (13.28)  (13.15)

                                     FS-41



6.  UNIT VALUES, continued

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          ---------------- ------------- ------------- --------- ---------------- -------------------
                            Min     Max                                             Min     Max      Min      Max
Fidelity, continued:
Contrafund SC2
2002                       17.93   17.93         17,020       305,126     0.16     0.70    0.70   (10.23)  (10.23)
2001                       19.97   19.97            880        17,578     ----     0.70    0.70     2.10     2.10

Asset Mgr. Gr. IC
2002                       14.47   16.07        191,182     2,899,088     2.94     0.70    1.20   (16.54)  (16.11)
2001                       17.27   19.20        200,826     3,632,184     3.04     0.70    1.20    (8.50)   (8.03)

Asset Mgr. Gr. SC
2002                       10.39   12.16            670         8,022     2.86     0.90    0.90   (16.29)  (16.28)
2001                       12.42   14.53          1,100        15,768     1.46     0.90    0.90    (8.68)   (8.33)

Asset Mgr. Gr. SC2
2002                       10.39   10.39            857         8,904     0.68     0.70    0.70   (16.41)  (16.41)
2001                       12.43   12.43             53           659     ----     0.70    0.70     1.06     1.06

Alger:
Balanced
2002                       11.38   24.57        338,981     5,860,516     1.69     0.70    1.20   (13.34)  (12.90)
2001                       13.07   28.26        341,289     7,012,798     1.46     0.70    1.20    (3.10)   (0.40)

Leveraged
2002                       20.72   26.08        359,101     9,188,374     0.01     0.70    1.20   (34.70)  (34.37)
2001                       31.57   39.74        438,930    17,275,718     ----     0.70    1.20   (16.94)    4.16

MFS:
Strategic Inc.
2002                       10.53   13.56        162,837     2,064,592     2.55     0.70    1.20     7.11     7.65
2001                       10.09   12.62         57,066       673,929     3.43     0.70    1.20     0.46     4.02

Utilities
2002                       12.22   18.96        294,150     4,987,970     2.67     0.70    1.20   (23.68)  (23.29)
2001                       15.94   24.77        312,494     6,990,658     3.25     0.70    1.20   (25.12)   (1.81)

New Discovery
2002                       10.36   10.95        281,693     3,063,548     ----     0.70    1.20   (32.45)  (32.11)
2001                       15.25   16.13        281,965     4,532,447     ----     0.70    1.20    (6.16)   13.33

Morgan Stanley:
Emerging Markets
2002                        6.00    7.26        315,300     2,254,779     ----     0.70    1.20    (9.99)   (9.54)
2001                        6.63    8.02        293,594     2,334,676     ----     0.70    1.20    (7.61)    2.94

                                     FS-42


6.  UNIT VALUES, continued

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          ---------------- ------------- ------------- --------- ---------------- -------------------
                            Min     Max                                             Min     Max      Min      Max
Morgan Stanley, continued:
Global Value
2002                       10.03    11.72       296,704     3,408,061     1.25     0.70    1.20   (17.85)  (17.44)
2001                       12.19    14.20       246,734     3,476,134     1.09     0.70    1.20    (8.15)    2.12

Intl. Magnum
2002                        7.78     8.29       156,472     1,282,662     0.98     0.70    1.20   (17.80)  (17.39)
2001                        9.44    10.04       164,340     1,633,829     0.48     0.70    1.20   (20.26)    1.25

U.S. Real Estate
2002                       11.33    14.01       221,999     3,055,071     3.18     0.70    1.20   (10.01)   (1.47)
2001                       12.08    14.22       145,417     2,051,449     4.21     0.70    1.20     4.67     9.08

Ameritas:
Emerging Growth
2002                       12.04    12.60       654,606     8,163,120     ----     0.70    1.20   (35.11)  (34.78)
2001                       18.55    19.36       716,605    13,711,220     ----     0.70    1.20   (36.44)    2.72

Growth
2002                       31.31    43.83       434,923    18,294,021     ----     0.70    1.20   (34.07)  (33.73)
2001                       47.34    66.28       460,660    29,527,532     0.04     0.70    1.20   (13.17)    0.65

Growth with Income
2002                       13.43    13.73       221,135     3,017,876     0.47     0.70    1.20   (23.03)  (22.64)
2001                       17.44    17.74       235,263     4,153,877     0.61     0.70    1.20   (16.81)    1.26

Income and Growth
2002                        9.12    32.06       476,291     8,065,440     0.37     0.70    1.20   (31.06)  (30.46)
2001                       14.08    46.52       462,327    12,013,598     0.49     0.70    1.20   (16.40)    0.25

Index 500
2002                      100.25   110.24       190,093    20,142,206     1.37     0.70    1.20   (23.22)  (22.83)
2001                      130.06   143.15       193,990    26,769,623     1.44     0.70    1.20   (13.46)    2.67

MidCap
2002                       22.26    29.58       465,270    13,496,557     ----     0.70    1.20   (30.74)  (30.39)
2001                       31.98    42.50       498,157    20,928,194     ----     0.70    1.20    (8.47)    7.91

Money Market
2002                        1.01     1.92    18,723,129    25,078,353     1.60     0.70    1.20     0.39     0.89
2001                        1.00     1.91    16,460,335    22,505,087     3.85     0.70    1.20     0.24     3.21

                                     FS-43

6.  UNIT VALUES, continued

                                                                                      Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          ---------------- ------------- ------------- --------- ---------------- -------------------
                            Min     Max                                             Min     Max      Min      Max
 Ameritas, continued:
 Research
 2002                       12.44   13.08        239,414     3,094,770     0.32     0.70    1.20   (25.63)  (25.25)
 2001                       16.68   17.51        244,966     4,249,655     ----     0.70    1.20   (21.82)    2.04

 Small Cap
 2002                       18.70   26.07        439,473    11,288,360     ----     0.70    1.20   (36.01)  (35.69)
 2001                       29.14   40.63        440,182    17,683,260     ----     0.70    1.20   (28.14)    8.82

 Small Co. Equity
 2002                       17.79   18.26        133,919     2,432,405     ----     0.70    0.90   (18.20)   (7.95)
 2001                       19.69   19.84         71,482     1,411,217     ----     0.70    0.90     7.55    32.07

 Select
 2002                       15.07   15.21        235,537     3,562,324     0.04     0.70    0.90   (14.80)  (14.63)
 2001                       17.68   17.82        128,850     2,283,915     ----     0.70    0.90     3.28    15.51

 Calvert:
 Balanced
 2002                        1.50    1.69        345,358       578,000     3.20     0.70    1.20   (13.20)  (12.76)
 2001                        1.76    1.94        250,679       482,954     8.18     0.70    1.20    (8.05)    0.02

 Intl. Equity
 2002                       10.92   13.34         21,288       275,421     ----     0.70    1.20   (15.97)  (15.54)
 2001                       12.84   15.79          9,451       148,743     0.16     0.70    1.20   (25.64)    1.08

 Mid Cap
 2002                       18.31   20.76         36,828       757,541     ----     0.70    1.20   (29.09)  (28.72)
 2001                       25.51   29.13         31,428       913,102     ----     0.70    1.20   (13.22)    2.16

 Small Cap
 2002                       11.03   11.91         87,631     1,038,472     1.41     0.70    1.20   (23.47)  (23.08)
 2001                       14.80   15.48         54,762       846,300     ----     0.70    1.20     8.37    15.34

 Equity
 2002                       12.87   12.95          3,879        50,006     ----     0.70    1.20   (14.17)   (1.10)
 2001                        ----    ----           ----          ----     ----     ----    ----     ----     ----

 Income
 2002                       15.46   15.92         14,739       234,476     2.68     0.70    1.20     3.98     6.58
 2001                        ----    ----           ----          ----     ----     ----    ----     ----     ----


                                     FS-44


6.  UNIT VALUES, continued

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)        Ratio %     Net Assets         Return %
                          ---------------- ------------- ------------- --------- ---------------- -------------------
                            Min     Max                                             Min     Max      Min      Max
 American Century:
 Income & Growth
 2002                        5.12    5.18        325,359     1,679,953     0.82     0.70    0.90   (20.09)  (18.71)
 2001                        6.41    6.47        149,390       964,288     0.15     0.70    0.90   (11.43)    3.25

 Invesco:
 Dynamics
 2002                        8.41    8.88         78,016       667,672     ----     0.70    0.90   (32.51)  (30.14)
 2001                       12.47   13.14         47,481       600,477     ----     0.70    0.90   (28.17)    4.41

 Salomon:
 All Cap
 2002                       11.26   11.38         91,942     1,043,296     0.53     0.70    0.90   (25.73)  (25.58)
 2001                       15.16   15.30         42,559       650,291     1.43     0.70    0.90    (6.76)   10.13

 Summit:
 S&P MidCap
 2002                        7.81   39.29        133,158     1,163,763     0.39     0.70    0.90   (15.90)  (15.73)
 2001                        9.29   11.69         49,870       532,196     0.04     0.70    0.90    (7.30)    2.48

 Russell Small Cap
 2002                        7.51   37.52         81,117       622,415     0.15     0.70    0.90   (21.76)  (21.60)
 2001                        9.60   10.08         28,678       283,113     0.90     0.70    0.90    (5.87)    3.07

 Nasdaq-100 Index
 2002                        2.74   13.94        249,252       685,132     ----     0.70    0.90   (38.06)  (37.93)
 2001                        4.43    4.46        221,670       981,692     ----     0.70    0.90   (41.47)   (4.13)

 Third Avenue:
 Value
 2002                       15.16   15.22        285,972     4,346,908     0.21     0.70    0.90   (11.52)  (11.34)
 2001                       17.11   17.19        153,406     2,633,740     0.11     0.70    0.90     4.17    15.87

 Dreyfus:
 MidCap
 2002                       12.02   12.03          3,036        36,515     0.23     0.70    0.90    (2.27)   (1.04)
 2001                        ----    ----           ----          ----     ----     ----    ----     ----     ----

7.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding were as follows:

                                                     2002                      2001
                                             --------------------     ---------------------
    Fidelity:
    Equity-Income IC
    Units issued                                        563,463                  400,324
    Units redeemed                                     (592,418)                (394,722)
                                             --------------------     ---------------------
    Net increase (decrease)                             (28,955)                   5,602
                                             ====================     =====================

    Equity-Income SC
    Units issued                                          8,693                    7,327
    Units redeemed                                       (6,034)                  (2,623)
                                             --------------------     ---------------------
    Net increase (decrease)                               2,659                    4,704
                                             ====================     =====================

    Equity-Income SC2
    Units issued                                         42,143                      104
    Units redeemed                                      (14,946)                      (9)
                                             --------------------     ---------------------
    Net increase (decrease)                              27,197                       95
                                             ====================     =====================

    Growth IC
    Units issued                                        329,988                  543,688
    Units redeemed                                     (391,440)                (548,149)
                                             --------------------     ---------------------
    Net increase (decrease)                             (61,452)                  (4,461)
                                             ====================     =====================

    Growth SC
    Units issued                                          9,119                     7,831
    Units redeemed                                       (6,270)                   (3,657)
                                             ---------------------     --------------------
    Net increase (decrease)                               2,849                     4,174
                                             =====================     ====================

    Growth SC2
    Units issued                                         18,309                        95
    Units redeemed                                       (4,091)                       (8)
                                             ---------------------     --------------------
    Net increase (decrease)                              14,218                        87
                                             =====================     ====================

    High Income IC
    Units issued                                      1,595,024                 2,082,657
    Units redeemed                                   (1,523,188)               (1,911,913)
                                             ---------------------     --------------------
    Net increase (decrease)                              71,836                   170,744
                                             =====================     ====================

    High Income SC
    Units issued                                        161,204                   263,244
    Units redeemed                                       (6,148)                 (260,381)
                                             ---------------------     --------------------
    Net increase (decrease)                             155,056                     2,863
                                             =====================     ====================

    High Income SC2
    Units issued                                         68,166                       564
    Units redeemed                                       (3,806)                      (19)
                                             ---------------------     --------------------
    Net increase (decrease)                              64,360                       545
                                             =====================     ====================


                                     FS-46



7.  CHANGES IN UNITS OUTSTANDING, continued
                                                     2002                      2001
                                             --------------------     ---------------------
    Fidelity, continued:
    Overseas IC
    Units issued                                        314,620                 1,248,475
    Units redeemed                                     (340,093)               (1,263,750)
                                             ---------------------     --------------------
    Net increase (decrease)                             (25,473)                  (15,275)
                                             =====================     ====================

    Overseas SC
    Units issued                                          7,492                     4,213
    Units redeemed                                       (6,439)                   (2,648)
                                             ---------------------     --------------------
    Net increase (decrease)                               1,053                     1,565
                                             =====================     ====================

    Overseas SC2
    Units issued                                         12,535                        24
    Units redeemed                                       (3,282)                     ----
                                             ---------------------     --------------------
    Net increase (decrease)                               9,253                        24
                                             =====================     ====================

    Asset Mgr. IC
    Units issued                                        214,505                   215,475
    Units redeemed                                     (288,767)                 (250,223)
                                             ---------------------     --------------------
    Net increase (decrease)                             (74,262)                  (34,748)
                                             =====================     ====================

    Asset Mgr. SC
    Units issued                                          9,879                     6,635
    Units redeemed                                       (4,689)                   (5,079)
                                             ---------------------     --------------------
    Net increase (decrease)                               5,190                     1,556
                                             =====================     ====================

    Asset Mgr. SC2
    Units issued                                          4,929                       718
    Units redeemed                                         (630)                       (2)
                                             ---------------------     --------------------
    Net increase (decrease)                               4,299                       716
                                             =====================     ====================

    Inv. Bond IC
    Units issued                                      1,094,190                 1,037,096
    Units redeemed                                   (1,221,677)                 (373,725)
                                             ---------------------     --------------------
    Net increase (decrease)                            (127,487)                  663,371
                                             =====================     ====================

    Inv. Bond SC2
    Units issued                                         96,500                     1,495
    Units redeemed                                      (18,336)                      (55)
                                             ---------------------     --------------------
    Net increase (decrease)                              78,164                     1,440
                                             =====================     ====================

    Contrafund IC
    Units issued                                        388,772                   410,246
    Units redeemed                                     (416,715)                 (380,137)
                                             ---------------------     --------------------
    Net increase (decrease)                             (27,943)                   30,109
                                             =====================     ====================


                                     FS-47



7.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2002                      2001
                                             --------------------     ---------------------
    Fidelity, continued:
    Contrafund SC
    Units issued                                          8,223                     8,133
    Units redeemed                                       (5,029)                   (3,095)
                                             ---------------------     --------------------
    Net increase (decrease)                               3,194                     5,038
                                             =====================     ====================

    Contrafund SC2
    Units issued                                         19,837                       890
    Units redeemed                                       (3,697)                      (10)
                                             ---------------------     --------------------
    Net increase (decrease)                              16,140                       880
                                             =====================     ====================

    Asset Mgr. Gr. IC
    Units issued                                        110,444                   101,045
    Units redeemed                                     (120,088)                  (86,886)
                                             ---------------------     --------------------
    Net increase (decrease)                              (9,644)                   14,159
                                             =====================     ====================

    Asset Mgr. Gr. SC
    Units issued                                          1,858                       947
    Units redeemed                                       (2,288)                      (95)
                                             ---------------------     --------------------
    Net increase (decrease)                                (430)                      852
                                             =====================     ====================

    Asset Mgr. Gr. SC2
    Units issued                                          1,023                        53
    Units redeemed                                         (219)                     ----
                                             ---------------------     --------------------
    Net increase (decrease)                                 804                        53
                                             =====================     ====================

    Alger:
    Balanced
    Units issued                                        220,355                   217,912
    Units redeemed                                     (222,663)                 (175,069)
                                             ---------------------     --------------------
    Net increase (decrease)                              (2,308)                   42,843
                                             =====================     ====================

    Leveraged
    Units issued                                        254,153                   286,000
    Units redeemed                                     (333,982)                 (271,905)
                                             ---------------------     --------------------
    Net increase (decrease)                             (79,829)                   14,095
                                             =====================     ====================

    MFS:
    Strategic Inc.
    Units issued                                        221,488                   134,005
    Units redeemed                                     (115,717)                 (153,737)
                                             ---------------------     --------------------
    Net increase (decrease)                             105,771                   (19,732)
                                             =====================     ====================


                                     FS-48



7.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2002                      2001
                                             --------------------     ---------------------
    MFS, continued:
    Utilities
    Units issued                                        225,023                   221,578
    Units redeemed                                     (243,367)                 (160,194)
                                             ---------------------     --------------------
    Net increase (decrease)                             (18,344)                   61,384
                                             =====================     ====================

    New Discovery
    Units issued                                        292,086                   214,178
    Units redeemed                                     (292,358)                 (183,978)
                                             ---------------------     --------------------
    Net increase (decrease)                                (272)                   30,200
                                             =====================     ====================

    Morgan Stanley:
    Emerging Markets
    Units issued                                        987,388                   892,706
    Units redeemed                                     (965,682)                 (829,240)
                                             ---------------------     --------------------
    Net increase (decrease)                              21,706                    63,466
                                             =====================     ====================

    Global Value
    Units issued                                        228,880                   179,857
    Units redeemed                                     (178,910)                 (146,454)
                                             ---------------------     --------------------
    Net increase (decrease)                              49,970                    33,403
                                             =====================     ====================

    Intl. Magnum
    Units issued                                        169,642                   160,960
    Units redeemed                                     (177,510)                 (158,268)
                                             ---------------------     --------------------
    Net increase (decrease)                              (7,868)                    2,692
                                             =====================     ====================

    U.S. Real Estate
    Units issued                                        372,286                   136,241
    Units redeemed                                     (295,704)                 (112,515)
                                             ---------------------     --------------------
    Net increase (decrease)                              76,582                    23,726
                                             =====================     ====================

    Ameritas:
    Emerging Growth
    Units issued                                        725,922                   680,661
    Units redeemed                                     (787,921)                 (673,515)
                                             ---------------------     --------------------
    Net increase (decrease)                             (61,999)                    7,146
                                             =====================     ====================

    Growth
    Units issued                                        232,401                   257,366
    Units redeemed                                     (258,138)                 (257,203)
                                             ---------------------     --------------------
    Net increase (decrease)                             (25,737)                      163
                                             =====================     ====================


                                     FS-49


7.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2002                      2001
                                             --------------------     ---------------------
    Ameritas, continued:
    Growth with Income
    Units issued                                        172,866                   228,811
    Units redeemed                                     (186,994)                 (200,163)
                                             ---------------------     --------------------
    Net increase (decrease)                             (14,128)                   28,648
                                             =====================     ====================

    Income and Growth
    Units issued                                        313,096                   278,583
    Units redeemed                                     (299,132)                 (237,511)
                                             ---------------------     --------------------
    Net increase (decrease)                              13,964                    41,072
                                             =====================     ====================

    Index 500
    Units issued                                        125,236                   115,278
    Units redeemed                                     (129,133)                 (107,653)
                                             ---------------------     --------------------
    Net increase (decrease)                              (3,897)                    7,625
                                             =====================     ====================

    MidCap
    Units issued                                        301,741                   289,874
    Units redeemed                                     (334,628)                 (290,305)
                                             ---------------------     --------------------
    Net increase (decrease)                             (32,887)                     (431)
                                             =====================     ====================

    Money Market
    Units issued                                     62,950,599               100,178,358
    Units redeemed                                  (60,687,805)              (95,041,570)
                                             ---------------------     --------------------
    Net increase (decrease)                           2,262,794                 5,136,788
                                             =====================     ====================

    Research
    Units issued                                        205,639                   165,199
    Units redeemed                                     (211,191)                 (145,744)
                                             ---------------------     --------------------
    Net increase (decrease)                              (5,552)                   19,455
                                             =====================     ====================

    Small Cap
    Units issued                                        324,806                   707,194
    Units redeemed                                     (325,515)                 (691,087)
                                             ---------------------     --------------------
    Net increase (decrease)                                (709)                   16,107
                                             =====================     ====================

    Small Co. Equity
    Units issued                                        276,463                   103,758
    Units redeemed                                     (214,026)                  (32,276)
                                             ---------------------     --------------------
    Net increase (decrease)                              62,437                    71,482
                                             =====================     ====================

    Select
    Units issued                                        295,951                   198,372
    Units redeemed                                     (189,264)                  (69,522)
                                             ---------------------     --------------------
    Net increase (decrease)                             106,687                   128,850
                                             =====================     ====================


                                     FS-50


7.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2002                      2001
                                             --------------------     ---------------------
    Calvert:
    Balanced
    Units issued                                        381,401                   324,017
    Units redeemed                                     (286,722)                  (98,702)
                                             ---------------------     --------------------
    Net increase (decrease)                              94,679                   225,315
                                             =====================     ====================

    Intl. Equity
    Units issued                                         20,450                    10,518
    Units redeemed                                       (8,613)                   (3,601)
                                             ---------------------     --------------------
    Net increase (decrease)                              11,837                     6,917
                                             =====================     ====================

    Mid Cap
    Units issued                                         60,218                    29,928
    Units redeemed                                      (54,818)                  (22,234)
                                             ---------------------     --------------------
    Net increase (decrease)                               5,400                     7,694
                                             =====================     ====================

    Small Cap
    Units issued                                        154,771                    52,731
    Units redeemed                                     (121,902)                  (22,680)
                                             ---------------------     --------------------
    Net increase (decrease)                              32,869                    30,051
                                             =====================     ====================

    Equity
    Units issued                                          4,543                      ----
    Units redeemed                                         (664)                     ----
                                             ---------------------     --------------------
    Net increase (decrease)                               3,879                      ----
                                             =====================     ====================

    Income
    Units issued                                         20,634                      ----
    Units redeemed                                       (5,895)                     ----
                                             ---------------------     --------------------
    Net increase (decrease)                              14,739                      ----
                                             =====================     ====================

    American Century:
    Income & Growth
    Units issued                                        387,679                   214,655
    Units redeemed                                     (211,710)                  (65,265)
                                             ---------------------     --------------------
    Net increase (decrease)                             175,969                   149,390
                                             =====================     ====================

    Invesco:
    Dynamics
    Units issued                                        124,158                    99,718
    Units redeemed                                      (93,623)                  (52,237)
                                             ---------------------     --------------------
    Net increase (decrease)                              30,535                    47,481
                                             =====================     ====================



                                     FS-51


7.  CHANGES IN UNITS OUTSTANDING, continued

                                                     2002                      2001
                                             --------------------     ---------------------
    Salomon:
    All Cap
    Units issued                                        108,850                    61,505
    Units redeemed                                      (59,467)                  (18,946)
                                             ---------------------     --------------------
    Net increase (decrease)                              49,383                    42,559
                                             =====================     ====================

    Summit:
    S&P MidCap
    Units issued                                        242,081                    58,828
    Units redeemed                                     (158,793)                   (8,958)
                                             ---------------------     --------------------
    Net increase (decrease)                              83,288                    49,870
                                             =====================     ====================

    Russell Small Cap
    Units issued                                        118,344                    34,571
    Units redeemed                                      (65,905)                   (5,893)
                                             ---------------------     --------------------
    Net increase (decrease)                              52,439                    28,678
                                             =====================     ====================

    Nasdaq-100 Index
    Units issued                                        811,742                   339,012
    Units redeemed                                     (784,160)                 (117,342)
                                             ---------------------     --------------------
    Net increase (decrease)                              27,582                   221,670
                                             =====================     ====================

    Third Avenue:
    Value
    Units issued                                        389,231                   220,202
    Units redeemed                                     (256,665)                  (66,796)
                                             ---------------------     --------------------
    Net increase (decrease)                             132,566                   153,406
                                             =====================     ====================

    Dreyfus:
    MidCap
    Units issued                                          3,133                      ----
    Units redeemed                                          (97)                     ----
                                             ---------------------     --------------------
    Net increase (decrease)                               3,036                      ----
                                             =====================     ====================


INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 2002 and 2001, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 14, 2003

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  BALANCE SHEETS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                               -------------------------------------
                                                                                       2002               2001
                                                                               -----------------  ------------------
                                    ASSETS
Investments:
    Fixed maturity securities available for sale (amortized cost
       $324,562 - 2002 and $197,116 - 2001)                                     $      337,395     $      199,551
    Equity securities (amortized cost
       $1,022 - 2002 and $2,031 - 2001)                                                  1,008              1,960
    Mortgage loans on real estate                                                        9,241              2,907
    Loans on insurance policies                                                         33,600             29,391
                                                                               -----------------  ------------------
                             Total Investments                                         381,244            233,809
                                                                               -----------------  ------------------

Cash and cash equivalents                                                               68,892             46,927
Accrued investment income                                                                5,266              3,487
Reinsurance receivable-affiliate                                                           311                519
Reinsurance recoverable                                                                    803              1,369
Prepaid reinsurance premiums                                                             6,041              4,100
Deferred policy acquisition costs                                                      180,326            164,234
Current income tax receivable                                                            4,476              3,228
Other                                                                                    1,456              3,080
Separate accounts                                                                    1,549,281          1,936,397
                                                                               -----------------  ------------------
                             Total Assets                                       $    2,198,096     $    2,397,150
                                                                               =================  ==================





The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                  BALANCE SHEETS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                               -------------------------------------
                                                                                      2002                2001
                                                                               -----------------  ------------------
                     LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy and contract reserves                                                    $        9,265     $        4,924
Policy and contract claims                                                                 924                251
Accumulated contract values                                                            461,399            321,867
Unearned policy charges                                                                  5,427              2,762
Unearned reinsurance ceded allowance                                                     5,312              3,758
Deferred income tax payable                                                             16,176             10,643
Accounts payable - affiliates                                                            3,949              1,811
Other                                                                                    5,046              4,162
Separate accounts                                                                    1,549,281          1,936,397
                                                                               -----------------  ------------------
                             Total Liabilities                                       2,056,779          2,286,575
                                                                               -----------------  ------------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
Common stock, par value $100 per share; authorized
  50,000 shares, issued and outstanding 40,000 shares                                    4,000              4,000
Additional paid-in capital                                                              89,904             58,370
Retained earnings                                                                       46,215             47,822
Accumulated other comprehensive income                                                   1,198                383
                                                                               -----------------  ------------------
                             Total Stockholder's Equity                                141,317            110,575
                                                                               -----------------  ------------------

                             Total                                              $    2,198,096     $    2,397,150
                                                                               =================  ==================










The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                           Years Ended December 31
                                                           ---------------------------------------------------------
                                                                  2002                2001               2000
                                                           ------------------  -----------------  ------------------
INCOME:
Insurance revenues:
  Contract charges                                          $       69,072      $       62,172    $        61,627
  Premium-reinsurance ceded                                        (13,166)            (11,489)            (9,135)
  Reinsurance ceded allowance                                        4,753               4,519              4,223

Investment revenues:
    Investment income, net                                          18,305              13,550             11,864
    Realized gains (losses), net                                      (475)                230               (973)

  Other                                                              2,027               3,246              1,790
                                                           -----------------   -----------------  ------------------

                                                                    80,516              72,228             69,396
                                                           -----------------   -----------------  ------------------

BENEFITS AND EXPENSES:
  Policy benefits:
    Death benefits                                                   5,522               3,088              2,357
    Interest credited                                               17,771              13,272             11,076
    Change in policy and contract reserves                           3,781               1,601                784
    Other                                                              196                 153                226
  Sales and operating expenses                                      25,706              26,808             22,711
  Amortization of deferred policy acquisition costs                 31,963              21,734             25,306
                                                           -----------------   -----------------  ------------------

                                                                    84,939              66,656             62,460
                                                           -----------------   -----------------  ------------------

Income (loss) before income taxes                                   (4,423)              5,572              6,936

Income taxes - current                                              (3,296)             (3,793)              (693)
Income taxes - deferred                                                480               3,493               (289)
                                                           -----------------   -----------------  ------------------

     Total income tax benefit                                       (2,816)               (300)              (982)
                                                           -----------------   -----------------  ------------------

Net income (loss)                                           $       (1,607)     $        5,872    $         7,918
                                                           =================   =================  ==================







The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                        STATEMENTS OF COMPREHENSIVE INCOME
                                                  (in thousands)

                                                                           Years Ended December 31
                                                           ---------------------------------------------------------
                                                                 2002                2001               2000
                                                           -----------------   -----------------  ------------------
Net income (loss)                                           $       (1,607)     $        5,872     $        7,918
Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities:
        Unrealized holding gains arising
          during period (net of deferred tax expense
          of $273, $385 and $70
          for 2002, 2001 and 2000 respectively)                        506                 714                130
        Reclassification adjustment for (gains) losses
          included in net income (net of deferred tax
          (expense) benefit of $166, $(80) and $340
          for 2002, 2001 and 2000 respectively)                        309                (149)               633
                                                           -----------------   -----------------  ------------------
      Other comprehensive income                                       815                 565                763
                                                           -----------------   -----------------  ------------------

Comprehensive income (loss)                                 $         (792)     $        6,437     $        8,681
                                                           =================   =================  ==================
















The accompanying notes are an integral part of these financial statements.

                                                           AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                                              STATEMENTS OF STOCKHOLDER'S EQUITY
                                                     FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                                                 (in thousands, except shares)

                                                                                                   Accumulated
                                                Common Stock           Additional                     Other
                                          ------------------------      Paid-in      Retained     Comprehensive
                                            Shares        Amount        Capital      Earnings         Income           Total
                                          -----------  ----------- -------------- -------------  ---------------- ---------------
BALANCE, January 1, 2000                      40,000    $   4,000   $     42,870   $    34,032    $       (945)    $    79,957

  Net unrealized investment gain, net              -            -              -             -             763             763

  Capital contribution                             -            -         15,500             -               -          15,500

  Net income                                       -            -              -         7,918               -           7,918
                                          -----------  ----------- -------------- -------------  ---------------- ---------------

BALANCE, December 31, 2000                    40,000        4,000         58,370        41,950            (182)        104,138

  Net unrealized investment gain, net              -            -              -             -             565             565

  Net income                                       -            -              -         5,872               -           5,872
                                          -----------  ----------- -------------- -------------  ---------------- ---------------

BALANCE, December 31, 2001                    40,000        4,000         58,370        47,822             383         110,575

  Net unrealized investment gain, net              -            -              -             -             815             815

   Common control transactions (Note 4)            -            -         11,534             -               -          11,534

  Capital contribution                             -            -         20,000             -               -          20,000

  Net loss                                         -            -              -        (1,607)              -          (1,607)
                                          -----------  ----------- -------------- -------------  ---------------- ---------------

BALANCE, December 31, 2002                    40,000    $   4,000   $     89,904   $    46,215    $      1,198     $   141,317
                                          ===========  =========== ============== =============  ================ ===============

The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF CASH FLOWS
                                                  (in thousands)

                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                       2002             2001              2000
                                                                  ---------------  ---------------   ---------------
OPERATING ACTIVITIES:
Net income (loss)                                                  $      (1,607)   $       5,872     $       7,918
Adjustments to reconcile net income (loss) to net cash
  provided by operating activities:
     Amortization of deferred policy acquisition costs                    31,963           21,734            25,306
     Policy acquisition costs deferred                                   (27,471)         (28,014)          (36,440)
     Interest credited to contract values                                 17,771           13,272            11,076
     Amortization of discounts or premiums                                   351             (130)              (52)
     Net realized (gains) losses on investment transactions                  475             (230)              973
     Deferred income taxes                                                   480            3,493              (289)
     Change in assets and liabilities:
       Accrued investment income                                          (1,582)            (614)             (431)
       Reinsurance receivable-affiliate                                      208            9,351            26,051
       Reinsurance recoverable                                               566            1,045            (2,071)
       Prepaid reinsurance premium                                          (299)             442              (854)
       Federal income tax receivable                                      (1,248)             933            (7,083)
       Other assets                                                        1,624             (375)              135
       Policy and contract reserves                                        3,781            1,601               784
       Policy and contract claims                                            673           (2,580)            1,886
       Unearned policy charges                                               874              372               360
       Unearned reinsurance ceded allowance                                 (604)            (188)                4
       Other liabilities                                                   3,022             (776)           (7,175)
                                                                   ---------------  ---------------  ---------------
  Net cash from operating activities                                      28,977           25,208            20,098
                                                                  ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Purchase of fixed maturity securities available for sale                (167,635)         (81,138)          (29,350)
Issuance of mortgage loans on real estate                                 (6,750)          (1,000)             (855)
Purchase of equity securities                                                  -           (4,000)                -
Proceeds from maturities or repayment of fixed
  maturity securities available for sale                                  10,630           13,867            14,127
Proceeds from sales of fixed maturity securities
  available for sale                                                      34,233           10,814             2,842
Proceeds from repayments of mortgage loans on
  real estate                                                                400              181               154
Proceeds from the sale of equity securities                                1,023            4,729                 -
Net change in loans on insurance policies                                   (355)          (6,205)           (6,687)
Proceeds from Acacia National reinsurance transaction
   (Note 4)                                                                1,702                -                 -
                                                                  ---------------  ---------------   ---------------
  Net cash from investing activities                                    (126,752)         (62,752)          (19,769)
                                                                  ---------------  ---------------   ---------------

The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                             STATEMENTS OF CASH FLOWS
                                                  (in thousands)

                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                       2002              2001             2000
                                                                  ----------------  ---------------  ---------------
FINANCING ACTIVITIES:
Capital contribution                                               $      20,000     $           -    $      15,500
Net change in accumulated contract values                                 99,740            66,124           (9,452)
                                                                  ----------------  ---------------  ---------------
  Net cash from financing activities                                     119,740            66,124            6,048
                                                                  ----------------  ---------------  ---------------

INCREASE IN CASH AND
  CASH EQUIVALENTS                                                        21,965            28,580            6,377

CASH AND CASH EQUIVALENTS AT
  BEGINNING OF PERIOD                                                     46,927            18,347           11,970
                                                                  ----------------  ---------------  ---------------

CASH AND CASH EQUIVALENTS AT END OF PERIOD                         $      68,892     $      46,927    $      18,347
                                                                  ================  ===============  ===============

Supplemental cash flow information:

Cash (refunded) paid for income taxes                              $      (2,048)    $      (4,726)   $       6,390


Non-Cash Transactions:
  Common control transactions (Note 4):
  Receipt and transfer of AMAL Corporation stock                   $      18,350     $           -    $           -
  Increase in paid in capital from reinsurance transactions        $       9,832     $           -    $           -














The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company majority owned by Ameritas Life Insurance Corp.
(ALIC) with the minority interests held by AmerUs Life Insurance Company (AmerUs), and starting in 2002, Acacia Life Insurance Company (Acacia Life), Acacia National Life Insurance Company (Acacia National) and Acacia Financial Corporation (AFC). ALIC and Acacia Life are wholly owned subsidiaries of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC). Acacia National and AFC are subsidiaries of Acacia Life. The Company currently issues variable life insurance, variable annuity, and fixed premium annuity policies, none of which are participating with respect to dividends.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RISKS AND UNCERTAINTIES
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes.

Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments, the liabilities for future policy benefits and the carrying amount of deferred policy acquisition costs. Market risk is the potential for market values to change, which can cause fluctuations in certain future policy benefits and contract charges. Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company is also subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated impacts to the Company.

The principal accounting and reporting practices followed are:

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a component of accumulated other comprehensive income, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INVESTMENTS, (continued)
For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in net investment income.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2002, 2001 and 2000, and the associated interest income were not material.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

SEPARATE ACCOUNTS
The Company operates Separate Accounts on which the earnings or losses accrue exclusively to policyowners. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS, continued
RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A rollforward of the amounts reflected in the balance sheets as deferred policy acquisition costs is as follows:

                                                                                      December 31
                                                                     -----------------------------------------------
                                                                            2002           2001            2000
--------------------------------------------------------------------------------------------------------------------
Beginning balance                                                     $    164,234   $    160,827   $    152,297
Acacia National reinsurance transaction (Note 4)                            29,785              -              -
Acquisition costs deferred                                                  27,471         28,014         36,440
Amortization of deferred policy acquisition costs                          (31,963)       (21,734)       (25,306)
Adjustment for unrealized investment gain                                   (9,201)        (2,873)        (2,604)
--------------------------------------------------------------------------------------------------------------------
Ending balance                                                        $    180,326   $    164,234   $    160,827
--------------------------------------------------------------------------------------------------------------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in accumulated other comprehensive income.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as future policy benefits a liability for additional coverages offered under policy riders.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INCOME TAXES
Effective for tax year 2002, the Company will file a consolidated life/non-life federal income tax return with its parent, AMAL Corporation and other members of its affiliated group. Prior to 2002 the Company filed a separate federal income tax return. An agreement among the members of its consolidated group provides for distribution of the consolidated income tax results as if filed on a separate income tax return basis. The current income tax expense or benefit (including effects of capital gains and losses and net operating losses) is apportioned generally on a sub-group (life/non-life) basis.

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

2.  INVESTMENTS

Investment income summarized by type of investment was as follows:
                                                                               Years Ended December 31
                                                                   -------------------------------------------------
                                                                          2002            2001             2000
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      15,118   $      10,846   $       9,539
Equity securities                                                             139             159             159
Mortgage loans on real estate                                                 389             158             160
Loans on insurance policies                                                 1,976           1,645           1,203
Cash equivalents                                                            1,139           1,033           1,029
--------------------------------------------------------------------------------------------------------------------
   Gross investment income                                                 18,761          13,841          12,090
Investment expenses                                                           456             291             226
--------------------------------------------------------------------------------------------------------------------
   Net investment income                                            $      18,305   $      13,550   $      11,864
--------------------------------------------------------------------------------------------------------------------

Net pretax realized investment gains (losses) were as follows:

                                                                                Years Ended December 31
                                                                    ------------------------------------------------
                                                                            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------
Net gains (losses) on disposals, including calls, of investments
   Net losses on disposals of fixed maturity securities
    available for sale                                               $        (473)  $        (497)  $        (973)
   Net gains on disposal of equity securities (note 9)                          14             729               -
--------------------------------------------------------------------------------------------------------------------
                                                                              (459)            232            (973)
   Provision for losses on mortgage loans on real estate                       (16)             (2)              -
--------------------------------------------------------------------------------------------------------------------
Net pretax realized investment gains (losses)                        $        (475)  $         230   $        (973)
--------------------------------------------------------------------------------------------------------------------

The Company recorded other than temporary impairments on fixed maturity securities available for sale of $1,489, $1,002 and $800 for 2002, 2001 and 2000, respectively.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

2.  INVESTMENTS, (continued)

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                             Year Ended December 31, 2002
                                                                   -------------------------------------------------
                                                                         Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      34,233   $       2,054   $       1,038
Equity securities                                                           1,023              14               -
--------------------------------------------------------------------------------------------------------------------
         Total                                                      $      35,256   $       2,068   $       1,038
--------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31, 2001
                                                                   -------------------------------------------------
                                                                         Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $      10,814   $         452   $          72
Equity securities                                                           4,729             729  -
--------------------------------------------------------------------------------------------------------------------
         Total                                                      $      15,543   $       1,181   $          72
--------------------------------------------------------------------------------------------------------------------

                                                                             Year Ended December 31, 2000
                                                                   -------------------------------------------------
                                                                         Proceeds         Gains           Losses
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available for sale                        $       2,842   $           -   $          45
--------------------------------------------------------------------------------------------------------------------

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                             December 31, 2002
                                                        ------------------------------------------------------------
                                                                             Gross Unrealized
                                                           Amortized  ------------------------------     Fair
                                                             Cost           Gains         Losses         Value
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                                           $    232,191   $     12,824   $      2,476  $    242,539
Mortgage-backed                                                36,434          1,438            514        37,358
U.S. Treasury securities and obligations of
    U.S. government agencies                                   55,937          1,561              -        57,498
--------------------------------------------------------------------------------------------------------------------
    Total fixed maturity securities available for sale        324,562         15,823          2,990       337,395
--------------------------------------------------------------------------------------------------------------------
Equity securities                                               1,022              -             14         1,008
--------------------------------------------------------------------------------------------------------------------
    Total securities available for sale                  $    325,584   $     15,823   $      3,004  $    338,403
--------------------------------------------------------------------------------------------------------------------

                                                                               December 31, 2001
                                                        ------------------------------------------------------------
                                                                               Gross Unrealized
                                                           Amortized    ------------------------------   Fair
                                                             Cost           Gains         Losses         Value
--------------------------------------------------------------------------------------------------------------------
U.S. Corporate                                           $    155,920   $      4,031   $      2,492  $    157,459
Mortgage-backed                                                34,525            670             75        35,120
U.S. Treasury securities and obligations of
    U.S. government agencies                                    6,671            303              2         6,972
--------------------------------------------------------------------------------------------------------------------
    Total fixed maturity securities available for sale        197,116          5,004          2,569       199,551
--------------------------------------------------------------------------------------------------------------------
Equity securities                                               2,031              -             71         1,960
--------------------------------------------------------------------------------------------------------------------
    Total securities available for sale                  $    199,147   $      5,004   $      2,640  $    201,511
--------------------------------------------------------------------------------------------------------------------

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

2.  INVESTMENTS, (continued)

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 2002 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                 Amortized                Fair
                                                                                   Cost                  Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                   $         26,877     $         26,877
Due after one year through five years                                              115,053              121,278
Due after five years through ten years                                             128,639              134,536
Due after ten years                                                                 17,559               17,346
Mortgage-backed securities                                                          36,434               37,358
--------------------------------------------------------------------------------------------------------------------
    Total                                                                 $        324,562     $        337,395
--------------------------------------------------------------------------------------------------------------------

At December 31, 2002 the Company had fixed maturity securities available for sale with a carrying value of $3,590 on deposit with various state insurance departments.

3.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                                             December 31
                                                                                  ----------------------------------
                                                                                        2002            2001
--------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs                                                  $      53,229   $      47,824
Prepaid expenses                                                                           2,114           1,435
Net unrealized investment gains                                                            3,908             600
Other                                                                                        108             182
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liability                                                              59,359          50,041
--------------------------------------------------------------------------------------------------------------------
Future policy and contract benefits                                                       36,499          36,521
Net operating loss carryforward                                                              446               -
Alternative minimum tax credit                                                             2,288               -
Capital loss carryforward                                                                    137             434
Deferred future revenues                                                                   3,758           2,282
Other                                                                                         55             161
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax asset                                                                  43,183          39,398
--------------------------------------------------------------------------------------------------------------------
    Net deferred tax liability                                                     $      16,176   $      10,643
--------------------------------------------------------------------------------------------------------------------

The Company has approximately $393 of capital loss carryforwards as of December 31, 2002 that may be applied against capital gains reported in the next five years. The capital loss carryforwards of approximately $255 and $138 will expire in 2004 and 2005, respectively. In 2000, the Company provided for a valuation allowance against the deferred tax asset related to the capital loss carryforwards. In 2001, this valuation allowance was released as the capital loss carryforwards are expected to be realized.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

3.  INCOME TAXES, continued

The carryback of the Company's 2002 and 2001 tax net operating loss subjected the Company to the Alternative Minimum Tax (AMT). As of December 31, 2002, the AMT credit approximates $2,288. As of December 31, 2002, the Company had a net operating loss carryforward of $1,274 that expires in 2017. The Company believes it is more likely than not that the results of future operations will be sufficient to realize the deferred tax assets.

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                                               Years Ended December 31
                                                                 ---------------------------------------------------
                                                                       2002             2001            2000
--------------------------------------------------------------------------------------------------------------------
Federal statutory tax rate                                             (35.0)  %         35.0   %        35.0   %
Dividends received deduction                                           (27.7)           (26.6)          (21.3)
Income tax liability released due to settlement on exam                  -                -             (29.6)
Common control transactions                                             (6.1)             -               -
Release of valuation allowance                                           -              (12.8)            -
Other                                                                    5.1             (1.0)            1.7
--------------------------------------------------------------------------------------------------------------------
    Effective tax rate                                                 (63.7)  %         (5.4)  %       (14.2)  %
--------------------------------------------------------------------------------------------------------------------

On April 1, 2002, as described in the related party transactions note, the Company entered into transactions between entities under common control. As a result of the common control transactions, the Company recorded tax deductible goodwill. For the year ended December 31, 2002, the Company realized a current income tax benefit of $269 attributable to goodwill amortization.

The Company's federal income tax returns through March 31, 1996 were examined and settled with the IRS in 2000. Based on the settlement, the Company released the income tax liability provided in prior years of $2,050.

4.  RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 2002, 2001 and 2000 was $18,566, $16,192 and $12,573, respectively.

The Company has entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company recorded $7,396, $5,355 and $4,912 of reinsurance premiums, net of ceded allowances, to affiliates for the years ended December 31, 2002, 2001 and 2000, respectively. The Company has recorded reinsurance recoveries from affiliates of $3,045, $4,462 and $3,603 for the years ended December 31, 2002, 2001 and 2000, respectively, reflected in the statement of operations as a reduction of death benefits. Reinsurance recoverable of $441 and $1,243 and prepaid reinsurance premiums of $4,053 and $2,766 as of December 31, 2002 and 2001, respectively, relate to these agreements and are included in the balance sheet amounts of the same titles.

                   AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS, (continued)

AmerUs, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2002 and 2001, reducing the reinsurance receivable - affiliate to $311 and $519 as of December 31, 2002 and 2001, respectively. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company was contingently liable for $12,375 and $14,210 of additional reserves as of December 31, 2002 and 2001, respectively.

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through affiliate broker/dealers which are wholly-owned subsidiaries of AMAL Corporation. Policies placed by these affiliates generated commission expense of $21,289, $26,745 and $34,544 for the years ended December 31, 2002, 2001 and
2000, respectively.

The Company has a variable insurance trust (VIT). The Company, ALIC, and an affiliate, First Ameritas Life Insurance Corp. of New York (FALIC), offer the VIT as an investment option to policyowners through their Separate Accounts. The Company had separate account investments of $558,050 and $827,893 in the VIT as of December 31, 2002 and 2001, respectively. ALIC had separate account investments of $537 and $465 in the VIT as of December 31, 2002 and 2001, respectively. FALIC had separate account investments of $639 and $339 as of December 31, 2002 and 2001, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the Separate Accounts. Separate Account investments in mutual funds offered through CVS were $41,265 and $15,574 as of December 31, 2002 and 2001, respectively.

The Company provides supervision, training and marketing support for variable product distributions to AIC, an affiliate. The Company received fees of $493 and $1,420 for these services for the years ended December 31, 2002 and 2001, respectively. The fees are reflected in other income on the statement of operations.

On April 1, 2002, AMAL Corporation transferred 13.70676 shares of its common stock valued at $18,350 to the Company. The AMAL Corporation stock was immediately distributed by the Company in the following common control group transactions.

Effective April 1, 2002, the Company and Acacia National entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia National. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. These agreements were entered into with Acacia National in exchange for 9.33467 shares of AMAL Corporation common stock valued at $12,500.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

4.  RELATED PARTY TRANSACTIONS, (continued)

On April 1, 2002, in connection with the coinsurance and modified coinsurance of the variable life and annuity products the following assets and liabilities were transferred from Acacia National to the Company and deferred taxes recorded:

Assets:

      Fixed maturity securities, available for sale
        (amortized cost $5,498)                              $     5,930
      Loans on insurance policies                                  3,854
      Cash and cash equivalents                                    1,702
      Accrued investment income                                      197
      Prepaid reinsurance premium                                  1,642
      Deferred policy acquisition costs                           29,785
                                                            -------------
                      Total assets                                43,110
                                                            -------------

Liabilities:

      Policy and contract reserves                                   560
      Accumulated contract values                                 22,021
      Unearned policy charges                                      1,791
      Unearned reinsurance ceded allowance                         2,158
      Deferred federal income taxes                                4,765
                                                            -------------
                      Total liabilities                           31,295
                                                            -------------

      Accumulated other comprehensive income                         281
                                                            -------------

                           Net assets transferred            $    11,534
                                                            =============


This transaction is considered a transaction between entities under common control and as such assets and liabilities were transferred at carrying value and no gain or loss was realized. As a result of this transaction, the net assets transferred to the Company resulted in an increase in the paid in capital of the Company.

Also, on April 1, 2002, the Company transferred 4.37209 shares of AMAL Corporation common stock valued at $5,850 to Acacia Life, in exchange for the right to be the sole underwriter for the future production of all variable life and annuity products sold by the Acacia Life distribution force. This also was a transaction between entities under common control and the field distribution received had no book carrying value.

In November 2002, under terms of the modified coinsurance agreement entered into between the Company and Acacia National, separate account assets and liabilities each totaling $106,294 were transferred from Acacia National to the Company.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

5.  BENEFIT PLANS

In past years, the Company was included in a multiple employer non-contributory defined-benefit pension plan (pension plan) and a defined contribution plan that covered substantially all full-time employees of ALIC and its subsidiaries and AMAL Corporation and its subsidiaries. During 2000, the pension plan and defined contribution plan each merged with the respective pension plan and defined contribution plan of an affiliated company, and both are now sponsored by AHC. While the pension plans were merged, AMAL Corporation and its subsidiaries will continue to have a different benefit formula.

Pension plan costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2002, 2001 and 2000 were $1, $6 and $221, respectively.

Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for those employees who do not participate in the pension plan, the Company makes a contribution of 6.0% of the participant's compensation. Total Company contributions for the years ended December 31, 2002, 2001 and 2000 were $185, $235 and $108, respectively.

The Company is also included in the post-retirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and its subsidiaries. For employees eligible to retire on or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For employees eligible for retirement after January 1, 2000, benefits will be provided up to the date when the employee becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of post retirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. Total Company contributions were $33, $31 and $35 for the years ended December 31, 2002, 2001 and 2000, respectively.

Expenses for the defined benefit plan and post retirement group medical plan are allocated to the Company based on the number of employees in AMAL Corporation and its subsidiaries.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

6.  INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, was ($21,376), ($5,758) and $6,874 for 2002, 2001 and 2000,
respectively. The Company's statutory surplus was $72,702, $60,560 and $63,665 at December 31, 2002, 2001 and 2000, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

The Company adopted the provisions of the National Association of Insurance Commissioner's Codification of Statutory Accounting Practices for the preparation of statutory financial statements effective January 1, 2001. The adoption of the new accounting principles had the effect of increasing statutory surplus at January 1, 2001 by $2,854, which relates primarily to accounting principles regarding income taxes.

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2002 and 2001. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

         Fixed maturity securities available for sale -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and U.S. Treasury yields.

         Equity securities -- Fair value is determined using an independent pricing source.

         Mortgage Loans on real estate -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over U.S. Treasuries. There were no mortgage loans in default at December 31, 2002 and 2001.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS, (continued)

         Loans on insurance policies -- Fair value for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and cash equivalents, accrued investment income, reinsurance receivable and recoverable -- The carrying amounts equal fair value.

         Accumulated contract values -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:

                                                                                December 31
                                                        ------------------------------------------------------------
                                                                    2002                          2001
                                                        ------------------------------------------------------------
                                                           Carrying         Fair         Carrying        Fair
                                                            Amount         Value          Amount         Value
--------------------------------------------------------------------------------------------------------------------
Financial assets:
   Fixed maturity securities, available for sale         $    337,395   $    337,395   $    199,551  $    199,551
   Equity securities                                            1,008          1,008          1,960         1,960
   Mortgage loans on real estate                                9,241         10,198          2,907         2,981
   Loans on insurance policies                                 33,600         24,096         29,391        25,185
   Cash and cash equivalents                                   68,892         68,892         46,927        46,927
   Accrued investment income                                    5,266          5,266          3,487         3,487
   Reinsurance receivable - affiliate                             311            311            519           519
   Reinsurance recoverable                                        803            803          1,369         1,369
Financial liabilities:
   Accumulated contract values excluding amounts
     held under insurance contracts                      $    241,963   $    241,963   $    286,059  $    286,059

8.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
There were no mortgage loan commitments outstanding as of December 31, 2002. Mortgage loan commitments of $1,250 were outstanding for investments to be purchased in subsequent years as of December 31, 2001. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

LITIGATION
From time to time, the Company is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (in thousands)


9.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products, which have separate accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. During 2001, the Company made initial investments totaling $4,000 into two new mutual fund options offered through Account VA-2. The Company withdrew its investments and related earnings by December 31, 2001 in the amount of $4,729. The Company did not make any investments into the separate accounts during 2002. The realized gains are recorded in the statement of operations.

On October 31, 2002 the Company established Ameritas Variable Separate Account VL (Account VL) and Ameritas Variable Separate Account VA (Account VA) under Nebraska law. Account VL was established to support the variable life contracts assumed under the modified coinsurance arrangement with Acacia National and Account VA was established to support the variable annuity contracts assumed under this arrangement.

In November 2002, under terms of the modified coinsurance agreement with Acacia National, separate account assets and liabilities totaling $106,294 were transferred from Acacia National to the Company. Subsequently, $45,379 was transferred from the general account to Account VL and $60,915 was transferred from the general account to Account VA.

All separate accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Assets of the separate accounts are invested in mutual funds and are carried at fair value and are only used to support variable products issued by the Company.

Amounts in the separate accounts include policyowner investments in mutual fund options offered through affiliates (See note 4). Separate account assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are as follows:

                                                    December 31
                                      -----------------------------------------
                                              2002                2001
-------------------------------------------------------------------------------
Separate Account V                     $        297,759    $        371,818
Separate Account VA-2                         1,146,411           1,564,579
Separate Account VL                              45,211                   -
Separate Account VA                              59,900                   -
-------------------------------------------------------------------------------
                                       $      1,549,281    $      1,936,397
-------------------------------------------------------------------------------

   PART C
                                OTHER INFORMATION

     Item 27.     Exhibits

     Exhibit
     Number       Description of Exhibit

     (a) Board of Directors Resolution of Ameritas Variable Life Insurance Company Authorizing Establishing the Separate Account. 1
     (b)          Custodian Agreements. Not Applicable.
     (c)          Principal Underwriting Agreement and Amendment. 1, 2
     (d)          Form of Policy and Riders. 2
     (e)          Form of Application. 2
     (f)          Articles of Incorporation of Ameritas Variable Life Insurance
                  Company. 2
                  Bylaws of Ameritas Variable Life Insurance Company. 3
     (g)          Form of Assumption Reinsurance Agreement. 1
     (h)          Forms of Participation Agreements:
                    (1)  Variable Insurance Products Fund. 2
                    (2)  The Alger American Fund. 2
                    (3)  MFS Variable Insurance Trust. 1
                    (4)  Morgan Stanley Universal Funds, Inc. 1
                    (5)  Calvert Variable Series, Inc. Ameritas Portfolios. 4
                    (6)  Calvert Variable Series, Inc. 5
                    (7)  American Century Variable Portfolios, Inc. 5
                    (8)  INVESCO Variable Investment Funds, Inc. 5
                    (9)  Salomon Brothers Variable Series Funds Inc. 5
                    (10) Summit Mutual Funds, Inc. 5
                    (11) Third Avenue Variable Series Trust. 5
                    (12) Dreyfus Life and Annuity Index Fund. 6
     (i)          Administrative Contracts. Not Applicable.
     (j)          Other Material Contracts: Powers of Attorney. 7, 8, 9
     (k)          Legal Opinion of Donald R. Stading.
     (l)          Actuarial Opinion. Not applicable.
     (m)          Calculation. Not applicable.
     (n)          Other Opinions: Independent Auditors' Consent.
     (o)          No financial statements are omitted from Item 24.
     (p)          Initial Capital Agreements. Not applicable.
     (q)          Transfer and Redemption Procedures Pursuant to
                  Rule 6e-3(T)(b)(12)(iii). 2

Footnotes:
1. Incorporated by reference to the initial Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed November 5, 1996.
2. Incorporated by reference to the Pre-Effective Amendment to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed January 17, 1997.
3. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-36507, filed February 20, 1998.
4. Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed August 30, 1999.
5. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-14845, filed November 22, 2000.
6. Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-33844, filed February 24, 2003.
7. Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 333-46675, filed March 29, 2002.
8. Incorporated by reference to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-101274, filed November 18, 2002.
9. Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 33-30019, filed April 22, 2003.

Item 28.   Directors and Officers of the Depositor

         Name and Principal                          Position and Offices
         Business Address                            with Depositor
         Lawrence J. Arth*                           Director, Chairman of the Board and Chief Executive Officer
         William J. Atherton*                        Director, President and Chief Operating Officer
         Thomas C. Godlasky**                        Director, Senior Vice President and Chief Investment Officer
         JoAnn M. Martin*                            Director, Vice President and Chief Financial Officer
         Gary R. McPhail**                           Director and Executive Vice President
         David C. Moore*                             Director, Executive Vice President
         Haluk Ariturk*                              Director
         Garrett P. Ryan***                          Director
         Melinda S. Urion****                        Director
         Robert C. Barth*                            Controller
         Raymond M. Gilbertson*                      Vice President - Corporate Compliance
         William W. Lester*                          Treasurer
         Thomas N. Simpson*                          Senior Vice President and National Sales Manager
         Donald R. Stading*                          Secretary and General Counsel

* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Indianapolis Life Insurance Company, 2960 North Meridian, Indianapolis, Indiana 46206.
**** Principal business address: AmerUs Group Company, 699 Walnut Street, Des
     Moines, Iowa 50309.


Item 29.        Persons Controlled by or Under Common Control with the Depositor or the Registrant

Name of Corporation (state where organized)                            Principal Business

Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                     Acacia Property & Casualty Insurance
                     Agency, Inc. (VA).................................insurance agency
                     Acacia Service Corp. (VA).........................deposit solicitation
                     Acacia Title Agency, Inc. (VA)....................title company
                  Acacia Realty Corporation (DC).......................real estate joint venture company
                  Calvert Group. Ltd. (DE).............................holding company
                     Calvert Asset Management Company (DE).............asset management services
                     Calvert Shareholder Services, Inc. (DE)...........administrative services
                     Calvert Administrative Services Company (DE)......administrative services
                     Calvert Distributors, Inc. (DE)...................broker-dealer
              Acacia National Life Insurance Company (DC)..............variable life/annuity insurance company
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between Ameritas Life
                                                                       Insurance Corp. (52.41%), AmerUs Life Insurance Company
                                                                       (33.59%), Acacia Life Insurance Company (3.60%),
                                                                       Acacia National Life Insurance Company (7.43%), and Acacia
                                                                       Financial Corp. (2.97%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor
                  Ameritas Variable Life Insurance Company (NE)........life insurance company
                  The Advisors Group, Inc. (DE)........................securities broker-dealer, investment advisor
                     Advisors Group Insurance Agency of Texas,
                       Inc. (TX).......................................broker-dealer insurance broker
                     Acacia Insurance Agency of Massachusetts,
                       Inc. (MA).......................................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of Ohio,
                       Inc. (OH).......................................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of Alabama,
                       Inc. (AL).......................................broker-dealer insurance broker
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              Pathmark Assurance Company (NE)..........................third-party administrator and reinsurer of dental and eye care insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 30.      Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.      Principal Underwriter

a) Ameritas Investment Corp. which serves as the principal underwriter for the variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                     Positions and Offices
          Business Address                       With Underwriter
          ----------------                       ----------------
          Lawrence J. Arth*                      Director and Chairman of the Board
          William R. Giovanni*                   Director, President and Chief Executive Officer
          Thomas C. Godlasky***                  Director
          Salene Hitchcock-Gear**                Director, Executive Vice President and Chief Operating Officer
          Gary R. McPhail***                     Director, Senior Vice President
          David C. Moore*                        Director, Senior Vice President
          Billie B. Beavers****                  Senior Vice President
          James R. Fox****                       Senior Vice President
          Michael P. Heaton****                  Senior Vice President
          William W. Lester*                     Treasurer
          Maria E. Sherffius*                    Assistant Vice President - Compliance Officer
          Donald R. Stading*                     Secretary and General Counsel
          Michael M. VanHorne****                Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: The Advisors Group, Inc., 7315 Wisconsin Avenue, Bethesda, Maryland 20814.
*** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
**** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.

(c) Compensation From the Registrant.
          (1)                          (2)                     (3)                     (4)               (5)
                                                        Compensation on
                                Net Underwriting       Events Occasioning
     Name of Principal           Discounts and         the Deduction of a           Brokerage           Other
     Underwriter                  Commissions          Deferred Sales Load         Commissions       Compensation
     Ameritas Investment
     Corp. ("AIC")                $11,072,048                  $0                    $1,283            $343,169

          (2)+(4)+(5) = Gross variable life compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 32.  Location of Accounts and Records

          The Books, records and other documents required to be maintained by
          Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 33.  Management Services

          Not Applicable.

Item 34.  Fee Representation

          Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account V, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 11 to Registration Statement Number 333-15585 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 21st day of April, 2003.

         AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



                                                      By: Lawrence J. Arth*
                                                         -----------------------
                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2003.

       SIGNATURE                                               TITLE
     Lawrence J. Arth *                     Director, Chairman of the Board and Chief Executive Officer
     William J. Atherton *                  Director, President and Chief Operating Officer
     Gary R. McPhail *                      Director, Executive Vice President
     Thomas C. Godlasky *                   Director, Senior Vice President and Chief Investment Officer
     JoAnn M. Martin *                      Director, Vice President and Chief Financial Officer
     David C. Moore **                      Director, Executive Vice President
     Haluk Ariturk ***                      Director
     Garrett P. Ryan **                     Director
     Melinda S. Urion **                    Director
     Robert C. Barth *                      Controller
     William W. Lester *                    Treasurer

     /s/ Donald R. Stading
     -----------------------                Secretary and General Counsel
         Donald R. Stading

     * Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.
     ** Signed by Donald R. Stading under Powers of Attorney executed effective as of November 15, 2002.
     *** Signed by Donald R. Stading under Powers of Attorney executed effective as of April 1, 2003.

                                  Exhibit Index

     Exhibit

       (k) Legal Opinion of Donald R. Stading

       (n) Independent Auditors' Consent